UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-21457
Name of Fund:
BlackRock Allocation Target Shares
BATS: Securitized Total Return Series (Formerly BATS: Series A Portfolio)
BATS: Corporate Credit Total Return Series (Formerly BATS: Series C Portfolio)
BATS: High Income Municipal Series (Formerly BATS: Series E Portfolio)
BATS: Mortgage Total Return Series (Formerly BATS: Series M Portfolio)
BATS: Interest Rate Hedge Series (Formerly BATS: Series P Portfolio)
BATS: Short Duration Taxable Total Return Series (Formerly BATS: Series S Portfolio)
BATS: Short Term Municipal Income Series (Formerly BATS: Series V Portfolio)
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
03/31/2026
Date of reporting period:
09/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BATS: Series A Portfolio
BATAX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BATS: Series A Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. The Fund changed its name to BATS: Securitized Total Return Series on October 1, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series A Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$4,172,620,586
Number of Portfolio Holdings	1,815
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Non-Agency Mortgage-Backed Securities	53.3%
Asset-Backed Securities	45.7%
U.S. Government Sponsored Agency Securities	0.7%
Floating Rate Loan Interests	0.3%
Corporate Bonds	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	34.7%
AA/Aa	5.0%
A	3.7%
BBB/Baa	2.4%
BB/Ba	2.8%
B	1.1%
CCC/Caa	2.4%
CC/Ca	0.5%
C	0.4%
N/R	47.0%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series A Portfolio
Semi-Annual Shareholder Report — September 30, 2025
BATAX-09/25-SAR

BATS: Series C Portfolio
BRACX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BATS: Series C Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. The Fund changed its name to BATS: Corporate Credit Total Return Series on October 1, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series C Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$464,205,501
Number of Portfolio Holdings	781
Portfolio Turnover Rate	118%
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	87.4%
Preferred Securities	5.7%
Foreign Government Obligations	4.8%
Foreign Agency Obligations	1.3%
Municipal Bonds	0.8%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AA/Aa	4.9%
A	33.0%
BBB/Baa	58.4%
BB/Ba	1.5%
N/R	2.2%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series C Portfolio
Semi-Annual Shareholder Report — September 30, 2025
BRACX-09/25-SAR

BATS: Series E Portfolio
BATEX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BATS: Series E Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. The Fund changed its name to BATS: High Income Municipal Series on October 1, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series E Portfolio	$0(a)	0.21%(b)
(a)	Rounds to less than $1.
(b)	Annualized.
Key Fund statistics
Net Assets	$494,291,547
Number of Portfolio Holdings	651
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	42.4%
Transportation	14.2%
Health Care	13.1%
Utilities	11.6%
Education	10.8%
Housing	4.3%
Tobacco	3.5%
Corporate	0.1%
Credit quality allocation
Credit Rating(a)	Percent of Total Investments
AAA/Aaa	3.2%
AA/Aa	17.6%
A	8.7%
BBB/Baa	9.4%
BB/Ba	6.7%
B	1.9%
CCC/Caa	0.4%
N/R	52.1%
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series E Portfolio
Semi-Annual Shareholder Report — September 30, 2025
BATEX-09/25-SAR

BATS: Series M Portfolio
BRAMX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BATS: Series M Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. The Fund changed its name to BATS: Mortgage Total Return Series on October 1, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series M Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$1,396,094,969
Number of Portfolio Holdings	1,178
Portfolio Turnover Rate	415%
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	92.0%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	1.4%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	96.7%
AA/Aa	0.2%
A	0.2%
BBB/Baa	0.1%
N/R	2.8%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series M Portfolio
Semi-Annual Shareholder Report — September 30, 2025
BRAMX-09/25-SAR

BATS: Series P Portfolio
BATPX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BATS: Series P Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. The Fund changed its name to BATS: Interest Rate Hedge Series on October 1, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series P Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$3,155,169
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	23.1%
Short-Term Securities	76.9%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series P Portfolio
Semi-Annual Shareholder Report — September 30, 2025
BATPX-09/25-SAR

BATS: Series S Portfolio
BRASX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BATS: Series S Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. The Fund changed its name to BATS: Short Duration Taxable Total Return Series on October 1, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series S Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$382,906,239
Number of Portfolio Holdings	720
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	33.5%
Asset-Backed Securities	23.9%
U.S. Treasury Obligations	17.9%
Non-Agency Mortgage-Backed Securities	15.6%
U.S. Government Sponsored Agency Securities	8.9%
Foreign Government Obligations	0.2%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	59.0%
AA/Aa	1.8%
A	14.7%
BBB/Baa	17.4%
BB/Ba	0.1%
N/R	7.0%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series S Portfolio
Semi-Annual Shareholder Report — September 30, 2025
BRASX-09/25-SAR

BATS: Series V Portfolio
BATVX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BATS: Series V Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. The Fund changed its name to BATS: Short Term Municipal Income Series on October 1, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series V Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$119,315,664
Number of Portfolio Holdings	83
Portfolio Turnover Rate	32%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	34.6%
Housing	17.7%
Utilities	17.2%
Health Care	16.3%
Education	9.2%
Transportation	5.0%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BATS: Series V Portfolio
Semi-Annual Shareholder Report — September 30, 2025
BATVX-09/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

2

SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Allocation Target Shares

• BATS: Series A Portfolio

• BATS: Series C Portfolio

• BATS: Series E Portfolio

• BATS: Series M Portfolio

• BATS: Series P Portfolio

• BATS: Series S Portfolio

• BATS: Series V Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

Series E Portfolio may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Fund with economic benefits in periods of declining short-term interest rates but expose the Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.52%, 04/15/38(a)(b)	USD	2,710	$2,712,686
522 Funding CLO Ltd.
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.29%, 10/20/34(a)(b)		1,400	1,402,576
Series 2018-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.64%, 10/20/31(a)(b)		500	501,032
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.65%, 04/15/35(a)(b)		430	430,396
720 East CLO V Ltd., Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.18%, 07/20/37(a)(b)		1,000	1,004,560
720 East CLO VII Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.34%, 04/20/37(a)(b)		6,300	6,309,774
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.58%, 04/20/38(a)(b)		2,080	2,083,965
ABFC Trust, Series 2007-WMC1, Class A2B, (1-mo. CME Term SOFR + 1.11%), 5.27%, 06/25/37(b)		2,524	2,125,825
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 4.96%, 08/25/35(b)		628	550,093
Affirm Asset Securitization Trust
Series 2024-A, Class A, 5.61%, 02/15/29(a)		1,973	1,982,001
Series 2025-X1, Class C, 5.34%, 04/15/30(a)		5,750	5,761,701
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)		11,446	11,537,614
Series 2025-1A, Class B, 5.13%, 02/15/33(a)		897	903,474
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.75%, 07/20/34(a)(b)		4,000	4,006,803
AGL CLO 13 Ltd., Series 2021-13A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.92%, 10/20/34(a)(b)		2,660	2,661,809
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/21/37(a)(b)		1,590	1,593,689
AGL CLO 37 Ltd., Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.57%, 04/22/38(a)(b)		460	461,012
AGL CLO 42 Ltd., Series 2025-42A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.57%, 07/22/38(a)(b)		3,070	3,075,440
AGL CLO 44 Ltd., Series 2025-44A, Class C, (3-mo. CME Term SOFR + 1.80%), 5.75%, 10/22/37(a)(b)		2,000	1,996,016
AGL CLO 7 Ltd., Series 2020-7A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 5.39%, 10/15/38(a)(b)		1,700	1,700,000
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/37(a)(b)		3,770	3,784,822
AGL Core CLO 27 Ltd., Series 2023-27A, Class A, (3-mo. CME Term SOFR + 1.73%), 6.06%, 10/21/36(a)(b)		4,000	4,007,033
AGL Core CLO 36 Ltd., Series 2024-36A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.92%, 01/23/38(a)(b)		750	753,930

Security		Par (000)	Value

Asset-Backed Securities (continued)
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.57%, 01/22/38(a)(b)	USD	3,650	$3,658,329
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.71%, 10/20/37(a)(b)		4,350	4,364,790
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/20/38(a)(b)		1,500	1,506,178
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.97%, 07/17/37(a)(b)		2,180	2,188,371
AIMCO CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)		584	584,641
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 4.88%, 06/25/61(a)(b)		5,943	5,938,722
Series 2021-G, Class B, 6.75%, 06/25/61(a)(b)		1,314	1,487,863
Series 2021-G, Class C, 0.00%, 06/25/61(a)		2,291	2,308,460
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		5,994	5,926,654
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		881	859,815
Series 2023-B, Class C, 0.00%, 10/25/62(a)		1,973	1,258,499
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		125	117,581
AMSR Trust
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)		2,872	2,726,828
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,681,666
Anchorage Capital CLO 13 LLC, Series 2019-13A, Class BRR, (3-mo. CME Term SOFR + 1.72%), 6.04%, 04/15/38(a)(b)		3,000	3,012,600
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.93%, 07/20/37(a)(b)		4,430	4,452,434
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 6.07%, 07/22/38(a)(b)		3,720	3,739,455
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 6.36%, 04/28/37(a)(b)		800	804,272
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 6.76%, 04/28/37(a)(b)		1,625	1,636,430
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 5.78%, 10/27/34(a)(b)		6,670	6,679,131
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 6.38%, 10/27/34(a)(b)		1,000	1,000,960
Series 2016-8A, Class CR2, (3-mo. CME Term SOFR + 2.66%), 6.98%, 10/27/34(a)(b)		1,000	1,001,554
Apidos CLO LII, Series 2025-52A, Class A1, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)		2,290	2,292,496
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/22/38(a)(b)		1,350	1,355,578
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 5.94%, 10/20/30(a)(b)		340	340,153
Apidos CLO XXV, Series 2016-25A, Class BR3, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/37(a)(b)		4,500	4,512,556

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Apidos CLO XXXII
Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 5.43%, 01/20/33(a)(b)	USD	582	$582,093
Series 2019-32A, Class B1R, (3-mo. CME Term SOFR + 1.50%), 5.83%, 01/20/33(a)(b)		900	899,802
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/20/35(a)(b)		1,450	1,452,731
Apidos CLO XXXIX, Series 2022-39A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.63%, 04/21/35(a)(b)		5,000	5,002,481
Apidos CLO XXXVI
Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/20/34(a)(b)		740	741,939
Series 2021-36A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.49%, 07/20/34(a)(b)		250	250,582
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/22/34(a)(b)		1,780	1,782,462
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		108	99,987
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 6.39%, 06/17/39(a)(b)		1,178	1,178,560
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 6.26%, 08/17/41(a)(b)		1,500	1,500,483
AREIT Ltd.
Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 05/17/41(a)(b)		8,590	8,591,394
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.53%, 12/17/29(a)(b)		1,400	1,400,866
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.61%, 04/25/34(a)(b)		250	250,101
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3-mo. CME Term SOFR + 1.75%), 6.07%, 10/15/36(a)(b)		1,160	1,161,310
Ares LVI CLO Ltd., Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.57%, 01/25/38(a)(b)		2,130	2,135,342
Ares LVII CLO Ltd., Series 2020-57A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.73%, 01/25/35(a)(b)		640	641,196
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.03%, 04/15/34(a)(b)		2,840	2,844,544
Ares XXXIX CLO Ltd., Series 2016-39A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 6.08%, 07/18/37(a)(b)		330	331,043
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.75%, 05/25/35(b)		35	29,203
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.57%, 07/25/36(b)		2,065	556,935
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 4.85%, 03/25/36(b)		535	298,173
Asset-Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1-mo. CME Term SOFR + 1.22%), 5.38%, 07/25/35(b)		914	827,328

Security		Par (000)	Value

Asset-Backed Securities (continued)
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.63%, 04/20/31(a)(b)	USD	43	$43,099
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.88%, 07/19/31(a)(b)		250	250,000
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.53%, 10/20/34(a)(b)		350	350,636
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.65%, 04/18/35(a)(b)		1,200	1,201,178
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.84%, 07/15/37(a)(b)		5,090	5,122,589
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/21/38(a)(b)		1,500	1,504,527
Ballyrock CLO 14 Ltd., Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/20/37(a)(b)		2,539	2,545,609
Ballyrock CLO 25 Ltd., Series 2023-25A, Class A2R, (3-mo. CME Term SOFR + 1.50%), 5.82%, 01/25/38(a)(b)		1,000	998,310
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 5.63%, 07/25/38(a)(b)		250	250,435
Ballyrock CLO Ltd.
Series 2019-2A, Class A2R3, (3-mo. CME Term SOFR + 1.65%), 5.39%, 10/25/38(a)(b)		540	540,000
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/15/38(a)(b)		4,600	4,613,778
Series 2023-25A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.07%, 01/25/38(a)(b)		500	500,807
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(b)		5,740	490,818
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,940	1,938,084
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3- mo. CME Term SOFR + 0.98%), 5.31%, 10/22/32(a)(b)		1,150	1,150,504
Barings CLO Ltd.
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.99%, 01/20/31(a)(b)		250	250,182
Series 2018-2A, Class B1AR, (3-mo. CME Term SOFR + 1.65%), 5.97%, 07/15/36(a)(b)		2,560	2,567,373
Battalion CLO 18 Ltd.
Series 2020-18A, Class ARR, (3-mo. CME Term SOFR + 1.18%), 5.46%, 10/15/36(a)(b)		500	500,600
Series 2020-18A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 6.08%, 10/15/36(a)(b)		1,000	1,001,960
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R3, (3-mo. CME Term SOFR + 0.90%), 5.23%, 07/18/30(a)(b)		1,250	1,250,080
Bayswater Park CLO Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.73%), 6.06%, 01/20/37(a)(b)		660	662,069
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. CME Term SOFR + 2.59%), 6.76%, 02/28/41(b)		5,459	5,510,495
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.28%, 02/28/40(a)(b)		2,785	2,513,696
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.28%, 12/28/40(a)(b)		719	730,640

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Bayview Financial Revolving Asset Trust Series 2005-E, Class A2A, (1-mo. CME Term SOFR + 1.04%), 5.21%, 12/28/40(a)(b)	USD	589	$576,531
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.52%, 03/30/38(a)(b)		1,851	1,852,840
BBAM U.S. CLO V Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.04%, 07/25/38(a)(b)		2,000	2,010,500
BDS Ltd.
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 5.93%, 03/19/39(a)(b)		762	761,659
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.71%, 09/19/39(a)(b)		1,946	1,956,005
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. CME Term SOFR + 2.06%), 6.22%, 08/25/35(b)		3,182	3,176,474
Series 2006-EC1, Class M4, (1-mo. CME Term SOFR + 1.06%), 4.66%, 12/25/35(b)		1,428	1,405,704
Series 2006-HE5, Class M2, (1-mo. CME Term SOFR + 0.59%), 4.75%, 06/25/36(b)		2,146	2,107,194
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.61%, 09/25/36(b)		66	64,461
Series 2006-HE9, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.71%, 11/25/36(b)		2,385	2,406,164
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.59%, 03/25/37(b)		735	701,963
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.55%, 03/25/37(b)		28	26,532
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 4.97%, 04/25/37(b)		361	346,986
Series 2007-HE5, Class M2, (1-mo. CME Term SOFR + 0.49%), 4.65%, 06/25/47(b)		6,106	5,514,006
Benefit Street Partners CLO 43 Ltd., Series 2025- 43A, Class A, (3-mo. CME Term SOFR + 1.27%), 10/20/38(a)(b)(e)		250	250,000
Benefit Street Partners CLO IV Ltd.
Series 2014-IVA, Class AR5, (3-mo. CME Term SOFR + 1.25%), 5.20%, 10/20/38(a)(b)		500	501,250
Series 2014-IVA, Class BR5, (3-mo. CME Term SOFR + 1.55%), 5.50%, 10/20/38(a)(b)		250	250,640
Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.51%, 04/20/38(a)(b)		1,460	1,462,206
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 5.86%, 07/20/37(a)(b)		2,366	2,381,329
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.30%), 5.63%, 07/20/38(a)(b)		4,957	4,973,978
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/15/37(a)(b)		1,700	1,703,892
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/17/38(a)(b)		830	833,070
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ARR, (3-mo. CME Term SOFR + 1.29%), 5.58%, 07/15/37(a)(b)		5,070	5,085,487
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.50%, 01/25/38(a)(b)		1,000	1,000,536

Security		Par (000)	Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/20/37(a)(b)	USD	1,920	$1,926,720
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.70%, 10/20/37(a)(b)		7,630	7,651,836
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.67%, 01/25/38(a)(b)		3,470	3,480,688
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/25/38(a)(b)		3,570	3,583,463
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		32	31,292
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,638,228
Series 2022-C, Class B, 5.93%, 10/17/35(a)		403	404,619
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.72%, 01/22/38(a)(b)		3,400	3,414,093
Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.47%, 10/23/38(a)(b)		3,070	3,078,014
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/19/37(a)(b)		630	632,253
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.59%, 01/19/38(a)(b)		390	390,877
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/19/38(a)(b)		730	731,190
Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.75%, 07/20/37(a)(b)		500	501,762
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.19%, 10/22/30(a)(b)		1,136	1,134,766
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.59%, 04/20/31(a)(b)		810	810,332
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.41%, 11/15/30(a)(b)		4,034	4,036,419
Series 2016-3A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 5.91%, 11/15/30(a)(b)		1,000	1,001,194
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.17%, 08/15/31(a)(b)		1,320	1,322,125
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.51%, 10/25/30(a)(b)		1,091	1,091,715
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.17%, 10/25/30(a)(b)		6,350	6,372,289
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.33%, 07/25/34(a)(b)		420	420,874
BlueMountain CLO XXV Ltd., Series 2019-25A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.67%, 01/15/38(a)(b)		490	491,428
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.59%, 10/20/30(a)(b)		1,398	1,398,765
BRAVO Residential Funding Trust, Series 2024-CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,375	1,383,219
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		2,027	2,039,601

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 5.82%, 07/20/34(a)(b)	USD	250	$250,407
Bryant Park CLO Ltd., Series 2025-27A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.53%, 07/20/38(a)(b)
		1,910	1,917,407
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.52%, 04/15/38(a)(b)		720	720,507
Series 2024-25A, Class C, (3-mo. CME Term SOFR + 1.95%), 6.28%, 01/18/38(a)(b)		500	501,864
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.40%, 07/18/34(a)(b)		4,810	4,812,408
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.78%, 10/18/42(a)(b)		17,933	17,852,640
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.65%, 07/15/31(a)(b)		533	533,997
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.65%, 07/15/31(a)(b)		239	239,110
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 10/15/37(a)(b)		3,495	3,507,461
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.27%, 10/15/37(a)(b)		250	251,132
Capital Four U.S. CLO II Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.90%), 6.23%, 01/20/37(a)(b)		1,500	1,504,307
Carbone CLO Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.73%, 01/20/31(a)(b)		235	235,215
Carlyle Global Market Strategies CLO Ltd.
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.52%, 05/15/31(a)(b)		235	234,968
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 5.57%, 07/20/31(a)(b)		157	157,364
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/21/37(a)(b)		2,815	2,827,104
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.11%, 10/21/37(a)(b)		2,810	2,819,301
Series 2021-8A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.63%, 10/15/38(a)(b)		7,500	7,529,250
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/25/37(a)(b)		2,600	2,616,041
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. CME Term SOFR + 0.36%), 4.52%, 10/25/36(b)		1,244	953,844
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 4.43%, 10/25/36(b)		14	14,048
Series 2007-FRE1, Class A3, (1-mo. CME Term SOFR + 0.37%), 4.53%, 02/25/37(b)		3,596	3,476,265
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.83%, 10/15/34(a)(b)		1,000	1,003,058
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.33%, 10/15/34(a)(b)		1,250	1,252,824
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.75%, 10/22/37(a)(b)		770	772,929

Security		Par (000)	Value

Asset-Backed Securities (continued)
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)	USD	4,085	$3,922,678
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.70%, 07/17/34(a)(b)		3,390	3,394,899
CBAM Ltd.
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/20/31(a)(b)		500	500,425
Series 2019-11RA, Class B, (3-mo. CME Term SOFR + 2.01%), 6.34%, 01/20/35(a)(b)		362	362,181
Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.44%), 5.77%, 07/20/34(a)(b)		810	811,349
C-BASS Trust, Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.73%, 11/25/36(b)		170	76,928
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.84%, 07/22/38(a)(b)		500	502,180
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.68%, 07/17/31(a)(b)		995	996,976
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.41%, 01/20/31(a)(b)		154	154,032
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 5.50%, 05/29/32(a)(b)		250	249,893
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/15/37(a)(b)		1,480	1,484,159
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 5.59%, 10/18/30(a)(b)		884	885,396
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 6.09%, 10/18/30(a)(b)		250	250,353
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.99%, 01/18/31(a)(b)		2,100	2,103,003
Series 2014-2RA, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/24/37(a)(b)		10,000	10,029,630
Series 2014-4RA, Class A1A2, (3-mo. CME Term SOFR + 0.99%), 5.31%, 01/17/35(a)(b)		1,000	1,001,000
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 04/20/34(a)(b)		1,720	1,721,789
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 6.38%, 04/21/37(a)(b)		2,000	2,007,060
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.73%, 07/17/37(a)(b)		1,080	1,083,875
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/18/38(a)(b)		1,390	1,394,170
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/18/38(a)(b)		1,630	1,636,748
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.70%, 10/20/37(a)(b)		737	739,034
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.08%, 10/20/37(a)(b)		1,500	1,508,010
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.35%, 10/18/38(a)(b)		1,031	1,034,744
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.73%, 10/18/38(a)(b)		256	256,435
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.69%, 10/20/37(a)(b)		4,297	4,309,963
Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/20/37(a)(b)		250	251,155

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2019-1A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 6.33%, 10/20/37(a)(b)	USD	250	$251,078
Series 2019-3A, Class CR2, (3-mo. CME Term SOFR + 1.80%), 6.12%, 01/16/38(a)(b)		1,550	1,553,031
Series 2019-5A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.74%, 10/15/38(a)(b)		2,925	2,934,916
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.77%, 07/16/37(a)(b)		4,080	4,099,497
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/20/34(a)(b)		7,680	7,690,674
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.24%, 10/20/34(a)(b)		970	972,047
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.62%, 01/15/40(a)(b)		1,870	1,877,015
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.07%, 07/25/37(a)(b)		690	692,298
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.28%, 07/15/36(a)(b)		510	510,510
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 07/23/37(a)(b)		2,226	2,232,680
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.97%, 07/23/37(a)(b)		2,500	2,508,126
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.22%, 07/23/37(a)(b)		1,000	1,002,765
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.72%, 10/15/34(a)(b)		580	580,901
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.23%, 10/15/34(a)(b)		550	551,105
Series 2022-4A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.83%, 07/16/35(a)(b)		500	500,000
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/37(a)(b)		1,700	1,705,561
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.81%, 07/21/37(a)(b)		2,900	2,913,758
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/23/38(a)(b)		250	250,343
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.81%, 10/24/38(a)(b)		540	542,749
Series 2025-4A, Class C, (3-mo. CME Term SOFR + 1.85%), 5.96%, 10/24/38(a)(b)		540	541,463
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 6.90%, 10/25/37(a)(b)		2,144	2,126,639
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 1.86%), 6.90%, 10/25/37(a)(b)		293	285,954
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 4.47%, 05/25/37(b)		871	588,533
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.54%, 05/25/37(b)		406	274,187
Series 2007-WFH2, Class M3, (1-mo. CME Term SOFR + 0.82%), 4.98%, 03/25/37(b)		5,000	4,846,630
Series 2007-WFH4, Class M3A, (1-mo. CME Term SOFR + 3.86%), 8.02%, 07/25/37(b)		1,000	981,684
Clover CLO LLC, Series 2021-3A, Class AR, (3- mo. CME Term SOFR + 1.07%), 5.39%, 01/25/35(a)(b)		3,630	3,635,828
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/47(a)		520	481,206
College Ave Student Loans LLC Series 2021-B, Class B, 2.42%, 06/25/52(a)		383	351,027

Security		Par (000)	Value

Asset-Backed Securities (continued)
College Ave Student Loans LLC
Series 2021-B, Class C, 2.72%, 06/25/52(a)	USD	1,632	$1,518,326
Series 2021-B, Class D, 3.78%, 06/25/52(a)		299	281,168
Series 2021-C, Class B, 2.72%, 07/26/55(a)		277	259,932
Series 2021-C, Class C, 3.06%, 07/26/55(a)		2,738	2,586,088
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 6.11%, 06/25/54(a)(b)		5,469	5,547,661
Compass Datacenters Issuer III LLC, Series 2025- 3A, Class A2, 5.29%, 07/25/50(a)		8,109	8,199,806
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,133	2,149,062
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(b)		16	16,709
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		417	424,157
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		2,165	278,011
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		2,157	285,947
Cook Park CLO Ltd.
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 5.98%, 04/17/30(a)(b)		250	250,212
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 2.86%), 7.18%, 04/17/30(a)(b)		250	251,250
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.47%, 04/25/36(b)		1,152	1,035,364
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.71%, 02/25/37(b)		825	854,231
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.62%, 05/25/47(b)		467	460,043
Series 2006-26, Class M1, (1-mo. CME Term SOFR + 0.49%), 4.65%, 06/25/37(b)		4,243	4,030,285
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.77%, 06/25/47(a)(b)		917	755,822
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.54%, 03/15/34(b)		7	7,132
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		214	178,229
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.00%, 12/25/36(c)		14	11,573
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		860	857,266
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		1,793	1,497,097
Series 2006-SL1, Class A3, (1-mo. CME Term SOFR + 0.55%), 4.71%, 09/25/36(a)(b)		5,462	182,558
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.73%, 01/15/38(a)(b)		500	502,171
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 6.07%, 01/15/38(a)(b)		960	963,235
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.29%, 07/20/34(a)(b)		510	511,214
Crown Point CLO IV Ltd., Series 2018-4A, Class C, (3-mo. CME Term SOFR + 2.16%), 6.49%, 04/20/31(a)(b)		250	250,483

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.45%, 05/15/36(b)	USD	257	$255,092
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 4.41%, 01/15/37(b)		105	101,354
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.50%, 10/15/30(a)(b)		2,768	2,771,047
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.11%), 6.43%, 10/15/30(a)(b)		500	500,937
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/37(a)(b)		10,000	10,041,188
Diameter Capital CLO 10 Ltd.
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.60%, 04/20/38(a)(b)		10,912	10,947,991
Series 2025-10A, Class B, (3-mo. CME Term SOFR + 1.90%), 6.19%, 04/20/38(a)(b)		3,000	3,017,640
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/37(a)(b)		9,990	10,031,147
Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 6.12%, 10/15/37(a)(b)		500	502,265
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/15/38(a)(b)		282	283,255
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A2, (3-mo. CME Term SOFR + 2.40%), 6.72%, 10/15/36(a)(b)		1,000	1,002,130
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.49%, 08/20/34(a)(b)		3,370	3,375,280
Dryden 119 CLO Ltd., Series 2024-119A, Class C1, (3-mo. CME Term SOFR + 2.35%), 6.67%, 04/15/36(a)(b)		1,000	1,007,042
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.55%, 04/15/31(a)(b)		666	666,776
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.54%, 07/18/30(a)(b)		294	294,526
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.48%, 10/19/29(a)(b)		777	777,188
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.60%, 04/15/31(a)(b)		1,512	1,513,831
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.63%, 07/15/31(a)(b)		120	119,938
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.56%, 04/18/31(a)(b)		200	200,219
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/18/30(a)(b)		500	501,080
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.69%, 10/15/37(a)(b)		620	621,693
Dryden 93 CLO Ltd., Series 2021-93A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.02%, 01/15/38(a)(b)		670	671,005

Security		Par (000)	Value

Asset-Backed Securities (continued)
Eaton Vance CLO Ltd.
Series 2013-1A, Class AR4, (3-mo. CME Term SOFR + 1.34%), 5.62%, 10/15/38(a)(b)	USD	2,110	$2,119,237
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 6.07%, 07/15/30(a)(b)		250	250,297
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		341	336,872
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		163	152,803
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	1,020,503
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		766	767,831
Elmwood CLO 19 Ltd., Series 2022-6A, Class AR, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/17/36(a)(b)		2,700	2,704,473
Elmwood CLO 24 Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/17/38(a)(b)		2,454	2,463,828
Elmwood CLO 27 Ltd.
Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.28%, 04/18/37(a)(b)		1,210	1,215,554
Series 2024-3A, Class D, (3-mo. CME Term SOFR + 3.45%), 7.78%, 04/18/37(a)(b)		250	253,173
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.85%, 04/20/37(a)(b)		4,250	4,271,399
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.75%, 07/17/37(a)(b)		1,700	1,707,886
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.67%, 10/20/37(a)(b)		1,483	1,488,532
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/22/38(a)(b)		2,230	2,233,008
Elmwood CLO 39 Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.42%, 04/17/38(a)(b)		4,500	4,501,350
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 5.85%, 04/20/37(a)(b)		250	251,259
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/20/37(a)(b)		4,920	4,938,879
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/20/37(a)(b)		900	903,951
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 7.38%, 10/20/37(a)(b)		250	252,437
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 07/18/37(a)(b)		1,080	1,084,039
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.68%, 04/18/37(a)(b)		1,000	1,003,888
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/18/37(a)(b)		2,394	2,400,573
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/17/37(a)(b)		1,210	1,214,149

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO VIII Ltd., Series 2021-1A, Class FR, (3-mo. CME Term SOFR + 8.00%), 12.33%, 04/20/37(a)(b)	USD	250	$235,041
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/15/37(a)(b)		1,788	1,794,076
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 4.98%, 11/25/35(b)		1,522	1,515,139
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		7,400	7,510,909
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 5.92%, 07/15/30(a)(b)		250	250,198
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.55%, 12/25/36(b)		432	173,995
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 4.42%, 12/25/36(b)		1,264	1,095,114
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.87%, 01/25/36(b)		674	612,013
First NLC Trust, Series 2007-1, Class A3, (1-mo. CME Term SOFR + 0.29%), 4.45%, 08/25/37(a)(b)		701	350,870
FirstKey Homes Trust
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	5,330,643
Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)		4,000	3,959,917
Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)		2,990	2,946,998
Series 2022-SFR2, Class E1, 4.50%, 07/17/39(a)		2,681	2,625,328
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		6,928	6,780,650
Flatiron CLO 20 Ltd.
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 6.12%, 05/20/36(a)(b)		1,330	1,333,272
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.45%), 7.65%, 05/20/36(a)(b)		1,000	1,003,537
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.91%, 10/19/37(a)(b)		2,060	2,061,662
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/19/37(a)(b)		1,200	1,203,636
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.67%, 10/17/37(a)(b)		1,060	1,064,056
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.92%, 10/17/37(a)(b)		650	652,301
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		6,054	6,097,464
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)		952	907,677
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		587	603,156
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		1,015	1,017,212
Series 2025-2A, Class D, 5.68%, 04/15/52(a)		4,057	4,078,841
Series 2025-2A, Class E, 8.35%, 04/15/52(a)		3,942	3,989,617
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.55%, 02/25/37(b)		1,698	1,258,555

Security		Par (000)	Value

Asset-Backed Securities (continued)
FS Rialto Issuer Ltd.
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.29%, 01/19/39(a)(b)	USD	2,010	$2,005,060
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.76%, 10/19/39(a)(b)		4,618	4,642,491
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.52%, 08/19/42(a)(b)		1,240	1,240,937
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3-mo. CME Term SOFR + 3.55%), 7.88%, 04/20/37(a)(b)		1,900	1,909,709
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.37%, 11/22/31(a)(b)		207	207,472
Generate CLO 13 Ltd., Series 2023-13A, Class A1, (3-mo. CME Term SOFR + 1.80%), 6.13%, 01/20/37(a)(b)		1,360	1,363,112
Generate CLO 19 Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.57%, 04/22/36(a)(b)		250	250,887
Generate CLO 2 Ltd., Series 2A, Class AR2, (3-mo. CME Term SOFR + 1.41%), 5.73%, 10/22/37(a)(b)		2,020	2,027,466
Generate CLO 20 Ltd., Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.02%, 01/25/38(a)(b)		1,930	1,938,878
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.95%, 04/22/37(a)(b)		8,525	8,553,701
Generate CLO 8 Ltd., Series 8A, Class A1R2, (3- mo. CME Term SOFR + 1.38%), 5.71%, 01/20/38(a)(b)		4,990	5,005,393
Generate CLO 9 Ltd., Series 9A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 01/20/38(a)(b)		1,868	1,873,071
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.41%, 10/20/34(a)(b)		7,920	7,926,353
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 9.23%, 10/20/34(a)(b)		1,750	1,752,637
GoldenTree Loan Management U.S. CLO 16 Ltd., Series 2022-16A, Class ARR, (3-mo. CME Term SOFR + 1.12%), 5.45%, 01/20/38(a)(b)		2,690	2,690,880
GoldenTree Loan Management U.S. CLO 23 Ltd.
Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.60%, 01/20/39(a)(b)		1,540	1,543,881
Series 2024-23A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/39(a)(b)		2,470	2,478,769
GoldenTree Loan Management U.S. CLO 26 Ltd., Series 2025-26A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.92%, 07/20/38(a)(b)		4,750	4,769,380
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.43%, 04/20/34(a)(b)		450	450,517
GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9R, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.68%, 04/20/37(a)(b)		750	759,958
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		1,613	1,557,089
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		574	589,315
Golub Capital Partners CLO Ltd.
Series 2020-48A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.63%, 04/17/38(a)(b)		1,900	1,906,295

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Golub Capital Partners CLO Ltd.
Series 2020-50A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.83%, 04/20/35(a)(b)	USD	2,660	$2,664,203
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 6.33%, 04/20/37(a)(b)		2,000	2,010,080
Series 2023-66A, Class AR, (3-mo. CME Term SOFR + 1.45%), 5.77%, 07/25/38(a)(b)		290	291,872
Series 2024-71A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.18%, 02/09/37(a)(b)		6,000	6,033,047
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.69%, 10/25/37(a)(b)		790	792,383
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.99%, 10/25/37(a)(b)		560	561,848
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 7.22%, 10/25/37(a)(b)		490	492,450
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.57%, 01/25/38(a)(b)		472	472,854
Series 2025-81A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.64%, 07/20/38(a)(b)		250	250,388
Golub Capital Partners Static Ltd., Series 2024-1A, Class AR, (3-mo. CME Term SOFR + 1.12%), 5.45%, 07/20/35(a)(b)		250	250,054
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)		10,097	10,229,217
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		8,827	8,955,108
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		2,005	2,053,100
Series 2025-2A, Class A, 5.32%, 06/20/49(a)		7,994	8,082,695
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		1,148	973,826
Gracie Point International Funding LLC, Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 6.06%, 03/01/28(a)(b)		4,053	4,060,878
Green Lakes Park CLO LLC, Series 2025-1A, Class ARR, (3-mo. CME Term SOFR + 1.18%), 5.50%, 01/25/38(a)(b)		12,480	12,491,706
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		4,438	4,538,224
Series 2024-1, Class B, 5.87%, 06/25/59(a)		708	721,814
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		1,551	1,569,637
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,685	1,701,540
Series 2025-2A, Class C, 5.26%, 06/25/60(a)		5,586	5,636,270
Series 2025-2A, Class D, 5.56%, 06/25/60(a)		5,959	6,019,438
Series 2025-2A, Class E, 7.79%, 06/25/60(a)		1,828	1,855,570
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 4.97%, 12/25/35(b)		283	125,981
Series 2006-14, Class A3A, (1-mo. CME Term SOFR + 0.61%), 4.77%, 09/25/36(b)		4,440	1,303,999
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,318	357,284
Series 2006-4, Class 1A1, 4.18%, 03/25/36(b)		636	440,678
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		24	4,271
GSAMP Trust
Series 2006-HE4, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.72%, 06/25/36(b)		2,900	2,514,024
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.67%, 01/25/47(b)		9	4,378
Series 2007-HS1, Class M5, (1-mo. CME Term SOFR + 3.49%), 7.65%, 02/25/47(b)		3,566	3,558,752
Series 2007-HS1, Class M7, (1-mo. CME Term SOFR + 3.49%), 7.65%, 02/25/47(b)		3,000	2,805,787

Security		Par (000)	Value

Asset-Backed Securities (continued)
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.81%, 04/20/34(a)(b)	USD	920	$921,352
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.68%, 01/20/38(a)(b)		1,000	1,003,092
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.78%, 07/20/38(a)(b)		250	251,614
Hartwick Park CLO Ltd., Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.88%, 01/20/37(a)(b)		2,000	2,003,240
Higley Park CLO Ltd., Series 2025-1A, Class B1, (3-mo. CME Term SOFR + 1.65%), 5.92%, 07/24/38(a)(b)		3,000	3,011,691
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(f)		5,146	5,251,574
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.87%, 07/25/36(b)		280	265,844
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.52%, 07/25/34(b)		11	10,643
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,757	5,609,048
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.79%, 05/20/32(a)(b)		6,130	6,143,282
Series 2025-2, Class B2, (SOFR (30-day) + 1.20%), 5.59%, 09/20/33(a)(b)		3,897	3,898,589
Invesco CLO Ltd.
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.13%, 04/20/35(a)(b)		980	980,372
Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.63%, 07/15/38(a)(b)		970	972,813
Series 2023-3A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.07%, 07/15/38(a)(b)		5,000	5,028,201
JPMorgan Mortgage Acquisition Trust
Series 2006-CH1, Class M7, (1-mo. CME Term SOFR + 1.31%), 5.47%, 07/25/36(b)		3,498	3,164,258
Series 2007-CH1, Class MF1, 4.44%, 11/25/36(c)		100	103,168
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.88%, 07/20/36(a)(b)		1,800	1,802,448
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. CME Term SOFR + 1.51%), 5.83%, 07/28/42(b)		1,788	1,724,373
Kings Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.72%, 01/21/35(a)(b)		810	811,215
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.00%, 09/15/29(a)(b)		71	70,546
KKR CLO 17 Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.66%, 04/15/34(a)(b)		500	500,499
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.76%, 07/20/34(a)(b)		500	500,820

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
KKR CLO 35 Ltd., Series 35A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.53%, 01/20/38(a)(b)	USD	1,000	$1,001,191
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/20/31(a)(b)		20	19,565
LCM 35 Ltd., Series 35A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.97%, 10/15/34(a)(b)		3,000	3,005,250
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/31(a)(b)		1,615	1,617,040
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.61%, 04/20/31(a)(b)		3	3,277
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		2,172	2,100,276
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)		544	107,423
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		689	624,456
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		347	345,158
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 4.36%, 06/25/37(a)(b)		70	46,776
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(a)		8,781	8,827,009
Series 2025-P1, Class B, 5.92%, 06/16/31(a)		655	660,392
Series 2025-P1, Class C, 6.56%, 06/16/31(a)		1,509	1,523,297
Series 2025-P1, Class D, 6.79%, 06/16/31(a)		612	618,318
Series 2025-P1, Class E, 9.28%, 06/16/31(a)		1,194	1,206,418
Series 2025-P1, Class F, 13.31%, 06/16/38(a)		456	461,297
Series 2025-P1, Class R, 0.00%, 07/16/40(a)		158	408,257
Series 2025-P2, Class A, 5.20%, 02/15/35(a)		7,625	7,682,380
Series 2025-P2, Class B, 5.59%, 04/15/35(a)		379	381,584
Series 2025-P2, Class C, 6.25%, 09/15/35(a)		762	767,176
Series 2025-P2, Class D, 6.47%, 12/15/35(a)		305	307,048
Series 2025-P2, Class E, 8.99%, 07/15/36(a)		488	491,179
Series 2025-P2, Class F, 13.02%, 01/15/37(a)		244	245,901
Series 2025-P2, Class R, 0.00%, 03/15/45(a)		106	251,293
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,525	1,453,110
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	4,346,871
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	3,254,643
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		1,205	1,224,391
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		2,447	2,497,233
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		5,550	5,672,099
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		935	937,529
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		1,905	1,910,259
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		2,948	2,950,506
Series 2025-1A, Class A, 4.94%, 09/20/34(a)		5,984	6,052,189
Series 2025-1A, Class C, 5.68%, 09/20/34(a)		4,474	4,558,405
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.93%, 01/17/37(a)(b)		2,435	2,435,353
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.53%, 08/17/42(a)(b)		1,340	1,342,485
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		729	618,310
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		2,816	2,291,102
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. CME Term SOFR + 0.47%), 4.63%, 03/25/46(b)		518	450,665
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.57%, 06/25/36(b)		2,922	1,370,576

Security		Par (000)	Value

Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.59%, 08/25/36(b)	USD	5,268	$2,088,593
Series 2006-7, Class 2A4, (1-mo. CME Term SOFR + 0.59%), 4.75%, 08/25/36(b)		1,216	482,554
Series 2006-9, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.59%, 10/25/36(b)		1,913	592,643
Series 2006-WL3, Class 2A4, (1-mo. CME Term SOFR + 0.71%), 4.87%, 01/25/36(b)		2,696	2,433,158
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		5,996	6,081,894
Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		2,239	2,264,224
Madison Park Funding LVII Ltd., Series 2022-57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.59%, 07/27/34(a)(b)		250	250,250
Madison Park Funding LXVII Ltd., Series 2024- 67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.37%, 04/25/37(a)(b)		4,230	4,244,214
Madison Park Funding LXXI Ltd., Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.41%, 04/23/38(a)(b)		7,910	7,916,194
Madison Park Funding LXXIII Ltd., Series 2025- 73A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.66%, 10/17/38(a)(b)		250	251,130
Madison Park Funding XIX Ltd., Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/22/37(a)(b)		330	331,089
Madison Park Funding XLII Ltd.
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.47%, 11/21/30(a)(b)		259	259,175
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.08%, 11/21/30(a)(b)		1,250	1,251,725
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.38%, 11/21/30(a)(b)		1,610	1,613,055
Madison Park Funding XLVIII Ltd., Series 2021- 48A, Class E, (3-mo. CME Term SOFR + 6.51%), 10.84%, 04/19/33(a)(b)		500	500,857
Madison Park Funding XXIV Ltd.
Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.88%, 10/20/29(a)(b)		740	739,882
Series 2016-24A, Class CR2, (3-mo. CME Term SOFR + 2.05%), 6.38%, 10/20/29(a)(b)		1,000	1,001,939
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.68%, 07/16/37(a)(b)		4,410	4,424,553
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.12%, 07/23/37(a)(b)		510	510,520
Madison Park Funding XXXIII Ltd., Series 2019- 33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.61%, 10/15/32(a)(b)		3,746	3,749,985
Madison Park Funding XXXV Ltd., Series 2019- 35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.99%, 04/20/32(a)(b)		720	720,360
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.85%, 04/15/37(a)(b)		570	572,864
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.24%, 01/22/35(a)(b)		750	751,592
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 03/20/36(a)		700	685,431

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 03/20/36(a)	USD	1,620	$1,562,604
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,745,566
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	4,166,417
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	3,368,878
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		4,126	4,183,280
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		1,969	2,020,729
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		2,800	2,906,591
Series 2024-BA, Class A, 4.91%, 11/20/38(a)		10,404	10,558,190
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,083	1,112,382
Series 2025-AA, Class A, 4.98%, 05/20/38(a)		9,101	9,200,955
Series 2025-AA, Class B, 5.33%, 05/20/38(a)		1,224	1,241,437
Series 2025-AA, Class C, 5.69%, 05/20/38(a)		3,732	3,803,321
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. CME Term SOFR + 1.97%), 6.13%, 06/25/35(b)		1,119	1,152,402
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.79%, 06/25/36(a)(b)		213	199,836
Series 2006-WMC2, Class A4, (1-mo. CME Term SOFR + 0.41%), 4.57%, 04/25/36(b)		3,168	633,865
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.83%, 05/25/37(b)		83	71,041
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.79%, 06/25/46(a)(b)		9	8,595
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(c)		833	814,341
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.75%, 05/25/37(b)		879	640,486
Series 2007-H1, Class 1A2, (1-mo. CME Term SOFR + 3.61%), 7.77%, 10/25/37(b)		2,066	1,993,671
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.66%, 08/25/37(b)		1,762	1,692,120
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 6.77%, 09/17/37(a)(b)		603	603,069
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 6.28%, 06/19/37(a)(b)		2,441	2,440,681
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		5,172	5,177,983
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.67%, 07/18/38(a)(b)		12,690	12,739,450
Milford Park CLO Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.49%, 01/20/38(a)(b)		2,680	2,680,189
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		856	796,208
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		1,478	1,330,816
Milos CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.66%, 10/20/30(a)(b)		1,608	1,609,498
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.14%, 10/20/30(a)(b)		250	249,982
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 4.34%, 10/25/36(b)		1,261	550,470
Series 2007-NC1, Class A2D, (1-mo. CME Term SOFR + 0.33%), 4.49%, 11/25/36(b)		4,696	2,229,811

Security		Par (000)	Value

Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 8.07%, 02/25/47(a)(b)	USD	37	$34,980
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		2,274	485,275
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		558	147,084
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.77%, 11/25/36(b)		593	162,904
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		764	714,469
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,163	1,096,417
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		201	177,721
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		1,020	840,449
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		296	236,171
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		2,797	2,079,601
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		202	192,545
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 4.89%, 04/25/37(b)		380	366,345
Navient Education Loan Trust, Series 2025-A, Class D, 6.03%, 07/15/55(a)		1,410	1,422,221
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		413	410,542
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		1,653	1,608,928
Series 2020-CA, Class A2B, (1-mo. CME Term SOFR + 1.71%), 5.87%, 11/15/68(a)(b)		1,714	1,726,283
Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,627,516
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 5.51%, 04/15/60(a)(b)		378	375,661
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		541	486,442
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,546	2,384,927
Series 2024-A, Class A, 5.66%, 10/15/72(a)		7,718	7,925,362
Navient Refinance Loan Trust, Series 2025-B, Class A, 4.72%, 09/15/55(a)		6,934	6,918,552
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		644	633,453
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. CME Term SOFR + 0.91%), 5.05%, 04/20/62(a)(b)		808	806,545
Series 2021-A, Class A2, (1-mo. CME Term SOFR + 1.14%), 5.28%, 04/20/62(a)(b)		2,680	2,675,657
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		1,186	1,119,249
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		1,979	1,787,029
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		1,640	1,476,645
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	110,581
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	668,564
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	7,548,961
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		386	341,469
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	7,506,745
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,723,195
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,389,736
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,814,301
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		5,408	4,856,765
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,349,123
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	592,162
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 6.61%, 11/25/53(a)(b)		1,550	1,572,000
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 5.47%, 03/15/57(a)(b)		10,860	10,817,012
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 5.69%, 05/17/55(a)(b)		15,111	15,201,191

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Nelnet Student Loan Trust
Series 2025-BA, Class B, 4.98%, 05/17/55(a)	USD	7,080	$7,078,958
Series 2025-BA, Class C, 5.38%, 05/17/55(a)		4,045	4,063,023
Series 2025-BA, Class D, 6.04%, 05/17/55(a)		3,646	3,671,500
Series 2025-CA, Class A1B, (SOFR (30-day) + 1.35%), 5.71%, 06/22/65(a)(b)		7,463	7,462,952
Series 2025-CA, Class D, 5.82%, 06/22/65(a)		4,242	4,226,881
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/39(a)(b)		5,000	5,020,017
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.98%, 07/20/39(a)(b)		5,500	5,503,849
Neuberger Berman Loan Advisers CLO 36R Ltd., Series 2020-36RA, Class A, (3-mo. CME Term SOFR + 1.27%), 5.55%, 07/20/39(a)(b)		1,737	1,741,566
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.83%, 01/20/37(a)(b)		1,220	1,218,219
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/38(a)(b)		3,120	3,130,623
New Mountain CLO 7 Ltd., Series CLO-7A,Class A1, (3-mo. CME Term SOFR + 1.20%), 5.48%, 03/31/38(a)(b)		1,000	1,000,987
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		502	491,403
Series 2022-SFR2, Class F, 4.00%, 09/04/39(a)		3,692	3,481,051
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.67%, 10/25/36(a)(b)		84	167,200
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. CME Term SOFR + 0.59%), 4.75%, 11/25/36(b)		3,610	1,107,663
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.46%, 04/20/38(a)(b)		2,290	2,290,223
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 01/15/38(a)(b)		820	822,116
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 5.29%, 01/15/35(a)(b)		1,950	1,950,207
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.90%, 10/22/37(a)(b)		610	612,387
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.33%, 10/22/37(a)(b)		320	322,981
Series 2025-31A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.60%, 07/15/38(a)(b)		1,300	1,302,190
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		1,269	946,655
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		22	7,527
Series 2002-A, Class M1, 7.76%, 03/15/32(b)		1,417	1,428,550
Series 2002-C, Class M1, 6.89%, 11/15/32(b)		1,465	1,475,059
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 6.53%, 10/13/31(a)(b)		500	500,690
OCP CLO Ltd.
Series 2015-10A, Class AR3, (3-mo. CME Term SOFR + 1.31%), 5.62%, 01/26/38(a)(b)		4,000	4,015,085
Series 2016-12A, Class A1R3, (3-mo. CME Term SOFR + 1.37%), 5.70%, 10/18/37(a)(b)		2,500	2,507,451

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 6.01%, 10/18/37(a)(b)	USD	5,360	$5,376,671
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.67%, 11/26/37(a)(b)		5,589	5,605,761
Series 2017-13A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 11/26/37(a)(b)		430	431,337
Series 2018-15A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.58%, 01/20/38(a)(b)		4,500	4,508,932
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.59%, 04/10/33(a)(b)		1,222	1,224,523
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.73%, 07/20/37(a)(b)		1,680	1,685,214
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.70%, 07/20/37(a)(b)		1,100	1,103,501
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 7.43%, 07/20/37(a)(b)		360	363,270
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 6.28%, 04/18/37(a)(b)		370	371,606
Series 2020-8RA, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.57%, 10/17/36(a)(b)		3,169	3,172,888
Series 2020-8RA, Class AR2, (3-mo. CME Term SOFR + 1.22%), 10/17/38(a)(b)(e)		3,025	3,025,000
Series 2020-8RA, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 10/17/38(a)(b)(e)		730	730,000
Series 2020-8RA, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.97%, 10/17/36(a)(b)		730	731,329
Series 2020-8RA, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.22%, 10/17/36(a)(b)		250	250,710
Series 2020-8RA, Class CR2, (3-mo. CME Term SOFR + 1.80%), 10/17/38(a)(b)(e)		250	250,000
Series 2021-21A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.51%, 01/20/38(a)(b)		1,500	1,502,174
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/20/37(a)(b)		340	341,146
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/16/37(a)(b)		2,973	2,987,806
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/15/37(a)(b)		2,180	2,187,412
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 6.00%, 10/15/37(a)(b)		2,180	2,190,072
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/21/38(a)(b)		590	591,781
Series 2025-40A, Class A, (3-mo. CME Term SOFR + 1.14%), 5.46%, 04/16/38(a)(b)		2,720	2,722,086
Series 2025-44A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.91%, 10/24/38(a)(b)		3,000	3,011,909
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.23%, 10/15/34(a)(b)		250	250,130
Octagon 57 Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.23%, 10/15/34(a)(b)		870	871,775
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 5.94%, 11/16/36(a)(b)		6,100	6,108,938
Octagon 75 Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.20%), 5.53%, 01/22/38(a)(b)		1,000	1,000,985
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 5.54%, 04/16/31(a)(b)		604	603,755

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.48%, 10/20/30(a)(b)	USD	576	$576,453
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.13%, 10/20/30(a)(b)		5,640	5,643,610
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.60%, 07/17/30(a)(b)		150	150,186
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.58%, 01/25/31(a)(b)		9	9,361
Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/25/31(a)(b)		500	499,950
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.81%, 04/20/37(a)(b)		2,140	2,147,169
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.57%, 01/21/38(a)(b)		2,610	2,615,956
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.62%, 01/22/38(a)(b)		670	672,222
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/18/37(a)(b)		12,790	12,838,955
Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/18/37(a)(b)		2,600	2,612,247
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 10/20/37(a)(b)		670	672,436
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.54%, 07/19/38(a)(b)		949	951,755
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/19/37(a)(b)		3,890	3,904,896
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/19/37(a)(b)		1,890	1,897,844
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, (3-mo. CME Term SOFR + 1.14%), 5.34%, 02/20/38(a)(b)		690	690,211
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.79%, 04/20/37(a)(b)		3,345	3,357,887
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/18/37(a)(b)		5,340	5,360,699
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.50%, 05/23/31(a)(b)		253	253,412
Series 2013-2A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 10/20/38(a)(b)(e)(f)		16,515	16,515,000
Series 2015-1A, Class A1R4, (3-mo. CME Term SOFR + 1.25%), 5.42%, 10/19/38(a)(b)		1,360	1,364,057
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/37(a)(b)		2,640	2,650,398
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.10%, 07/14/37(a)		4,519	4,603,169
OneMain Financial Issuance Trust
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	4,431,444
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	4,403,145
Series 2023-2A, Class D, 7.52%, 09/15/36(a)		1,720	1,776,579

Security		Par (000)	Value

Asset-Backed Securities (continued)
OneMain Financial Issuance Trust
Series 2024-1A, Class A, 5.79%, 05/14/41(a)	USD	10,618	$11,233,886
Series 2025-1A, Class D, 5.79%, 07/14/38(a)		1,842	1,863,512
Option One Mortgage Loan Trust Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 5.01%, 11/25/35(b)		460	399,365
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		3,809	3,274,967
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		2,215	1,921,130
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		161	157,444
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.69%, 10/20/37(a)(b)		14,850	14,901,039
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/20/37(a)(b)		1,340	1,347,745
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.31%), 5.47%, 10/15/37(a)(b)		201	200,474
Owl Rock CLO V LLC, Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 6.11%, 04/20/34(a)(b)		1,350	1,356,801
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.73%, 04/20/38(a)(b)		460	457,700
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 6.02%, 07/24/36(a)(b)		2,990	3,001,492
OZLM XVIII Ltd., Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 6.13%, 04/15/31(a)(b)		550	550,264
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/17/31(a)(b)		92	91,564
Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 6.08%, 01/17/31(a)(b)		500	499,660
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(a)		35	34,680
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		1,000	840,276
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.36%, 08/14/38(a)(b)		1,450	1,453,625
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.86%, 11/15/36(a)(b)		960	961,711
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 07/15/38(a)(b)		660	663,096
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/15/38(a)(b)		1,740	1,745,484
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.68%, 07/20/37(a)(b)		1,480	1,485,171
Series 2022-3A, Class B1R, (3-mo. CME Term SOFR + 1.60%), 5.93%, 07/20/37(a)(b)		250	250,660
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 7.28%, 07/20/37(a)(b)		450	454,904
Series 2023-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.58%, 01/20/38(a)(b)		2,000	2,005,000
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 07/20/37(a)(b)		2,300	2,309,982
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.56%, 10/20/38(a)(b)		2,660	2,654,917

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.22%, 10/15/30(a)(b)	USD	2,730	$2,732,512
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 6.52%, 10/15/30(a)(b)		1,360	1,362,597
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 7.42%, 10/15/30(a)(b)		250	251,163
Series 2022-3A, Class A1BR, (3-mo. CME Term SOFR + 1.40%), 5.72%, 04/15/31(a)(b)		250	250,374
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.92%, 04/15/31(a)(b)		10,380	10,388,804
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 5.77%, 10/15/32(a)(b)		1,150	1,149,494
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.75%, 07/20/37(a)(b)		430	431,365
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.47%, 04/25/38(a)(b)		4,500	4,505,552
Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.43%, 10/20/38(a)(b)		6,250	6,271,954
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(f)		9,000	9,043,200
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.55%, 04/20/38(a)(b)		500	500,620
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.67%, 07/20/34(a)(b)		580	580,580
Point Broadband & Funding LLC, Series 2025-1A, Class C, 8.16%, 07/20/55(a)		8,114	8,295,549
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. CME Term SOFR + 0.65%), 4.81%, 05/25/36(b)		2,712	2,579,379
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.75%, 01/20/38(a)(b)		2,000	2,009,268
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/51(a)(b)		4,190	4,190,060
Series 2024-NPL5, Class A1, 5.96%, 09/25/54(a)(c)		3,401	3,403,505
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.77%, 07/25/51(a)(b)		520	525,231
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.02%, 07/25/51(a)(b)		520	532,311
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 10.17%, 07/25/51(a)(b)		388	399,281
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		832	795,717
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,361	3,288,048
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,772,481
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	3,519,598
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	4,405,319
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	2,280,058
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,873,008
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,000	1,853,567
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		2,000	1,851,937

Security		Par (000)	Value

Asset-Backed Securities (continued)
Progress Residential Trust
Series 2024-SFR4, Class E1, 3.33%, 07/17/41(a)	USD	5,640	$5,193,582
Series 2024-SFR4, Class E2, 3.40%, 07/17/41(a)		5,000	4,577,100
QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.04%, 10/05/55(a)		7,517	7,485,288
Quest Trust, Series 2004-X2, Class M3, (1-mo. CME Term SOFR + 3.34%), 7.50%, 06/25/34(a)(b)		2,094	1,903,110
RAAC Trust, Series 2006-SP3, Class M3, (1-mo. CME Term SOFR + 1.46%), 5.62%, 08/25/36(b)		1,662	1,706,576
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.70%, 07/20/40(a)(b)		1,310	1,316,151
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/37(a)(b)		250	250,789
Rad CLO 21 Ltd.
Series 2023-21A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.39%, 01/25/37(a)(b)		1,200	1,201,947
Series 2023-21A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 01/25/37(a)(b)		2,000	1,996,280
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 6.38%, 04/20/37(a)(b)		1,090	1,092,681
Rad CLO 27 Ltd., Series 2024-27A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/15/38(a)(b)		6,320	6,344,183
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/20/37(a)(b)		4,670	4,686,357
Rad CLO 7 Ltd. Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.67%, 04/17/36(a)(b)		700	701,255
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.22%, 04/17/36(a)(b)		2,500	2,506,100
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 6.92%, 04/17/36(a)(b)		1,340	1,342,114
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 8.47%, 04/17/36(a)(b) RAMP Trust,		480	481,076
Series 2007-RS1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.83%, 02/25/37(b)		2,074	467,449
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.69%, 04/25/44(a)(b)		737	758,038
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(c)		454	453,789
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/25/38(a)(b)		1,510	1,516,098
Regatta 31 Funding Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.17%), 5.40%, 03/25/38(a)(b)		1,750	1,750,654
Series 2025-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 5.83%, 03/25/38(a)(b)		1,630	1,635,852
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.63%, 07/25/38(a)(b)		2,900	2,911,899
Regatta VI Funding Ltd., Series 2016-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/20/38(a)(b)		3,000	2,996,250

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 5.87%, 06/20/34(a)(b)	USD	250	$250,592
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/17/37(a)(b)		2,660	2,668,512
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.07%, 07/17/37(a)(b)		4,650	4,663,251
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/37(a)(b)		4,920	4,935,503
Regatta XIX Funding Ltd.
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.65%, 04/20/35(a)(b)		250	250,225
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.18%, 04/20/35(a)(b)		1,140	1,143,432
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.48%, 04/15/38(a)(b)		10,972	10,978,543
Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/20/35(a)(b)		840	841,581
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/38(a)(b)		1,080	1,084,324
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.84%, 04/26/37(a)(b)		2,040	2,049,627
Regional Management Issuance Trust
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	1,026,714
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	770,607
Series 2021-3, Class A, 3.88%, 10/17/33(a)(f)		10,210	9,891,448
Series 2022-1, Class A, 3.07%, 03/15/32(a)		782	779,303
Series 2022-1, Class B, 3.71%, 03/15/32(a)		5,452	5,413,096
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	1,103,177
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	2,077,522
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,637	1,691,760
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,418	1,430,212
Series 2024-2, Class D, 6.33%, 12/15/33(a)		1,665	1,683,856
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.64%, 11/25/35(c)		321	320,578
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/31(a)		3,550	3,476,274
Series 2024-A, Class B, 6.47%, 08/20/32(a)		4,430	4,496,717
Series 2024-A, Class C, 7.28%, 08/20/32(a)		1,794	1,840,406
Series 2024-A, Class D, 9.49%, 08/20/32(a)		4,072	4,167,670
Series 2025-A, Class A, 4.59%, 11/20/34(a)		8,391	8,389,131
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(a)		6,258	6,276,284
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/18/34(a)(b)		1,100	1,100,899
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.69%, 04/20/34(a)(b)		500	500,689
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.08%, 10/15/29(a)(b)		1,250	1,249,875
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.48%, 10/15/29(a)(b)		1,000	1,001,824
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.43%, 10/15/29(a)(b)		1,000	1,000,024

Security		Par (000)	Value

Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.78%, 10/20/30(a)(b)	USD	601	$601,643
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.57%, 05/20/31(a)(b)		527	528,208
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.75%, 10/20/31(a)(b)		102	101,680
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 6.39%, 10/20/31(a)(b)		620	620,756
Series 2019-2A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.85%, 08/20/32(a)(b)		1,750	1,749,650
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.76%, 07/20/34(a)(b)		3,500	3,505,250
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 5.46%, 07/25/31(a)(b)		131	131,451
Romark CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.61%, 10/23/30(a)(b)		528	528,747
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.62%, 04/20/31(a)(b)		854	855,582
RR 12 Ltd., Series 2020-12A, Class A2R3, (3-mo. CME Term SOFR + 1.60%), 5.92%, 01/15/36(a)(b)		1,210	1,211,609
RR 19 Ltd., Series 2021-19A, Class A2R, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/40(a)(b)		250	250,618
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/37(a)(b)		250	250,943
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.71%, 07/15/39(a)(b)		250	250,772
RR 32 Ltd.
Series 2024-32RA, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/15/39(a)(b)		11,850	11,896,266
Series 2024-32RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/15/39(a)(b)		2,690	2,704,956
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.70%, 01/30/38(a)(b)		3,670	3,685,446
Sandstone Peak II Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.74%, 07/20/38(a)(b)		3,050	3,063,728
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.08%, 07/20/38(a)(b)		1,620	1,625,670
Sandstone Peak Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.60%, 10/15/34(a)(b)		250	250,271
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 6.00%, 10/15/34(a)(b)		3,360	3,370,300
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 6.15%, 10/15/34(a)(b)		1,290	1,292,322
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 3.03%, 08/25/35(c)		397	305,626
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.49%, 02/25/37(b)		370	155,880
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.81%, 02/25/37(b)		1,972	830,334

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.71%, 01/25/37(b)	USD	446	$334,674
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		956	938,608
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		2,043	2,089,742
SESAC Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		664	675,877
Series 2025-1, Class A2, 5.50%, 07/25/55(a)		5,960	5,936,367
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.59%, 07/25/36(b)		182	37,411
Shackleton CLO Ltd., Series 2013-4RA, Class A1A, (3-mo. CME Term SOFR + 1.26%), 5.58%, 04/13/31(a)(b)		68	68,195
Signal Peak CLO 14 Ltd., Series 2024-14A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.63%, 01/22/38(a)(b)		6,380	6,402,891
Signal Peak CLO 3 Ltd., Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 5.91%, 01/23/37(a)(b)		890	892,315
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/25/37(a)(b)		1,810	1,816,787
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.52%, 04/25/37(a)(b)		390	391,544
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.75%, 10/20/37(a)(b)		600	602,275
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.13%, 10/20/37(a)(b)		480	482,126
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/20/37(a)(b)		1,230	1,235,086
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/38(a)(b)		2,070	2,077,977
Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.29%, 10/15/38(a)(b)		3,710	3,719,275
Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.95%, 04/15/37(a)(b)		2,900	2,909,997
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/20/37(a)(b)		970	973,495
Silver Point CLO 7 Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/38(a)(b)		760	762,582
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.43%, 04/15/38(a)(b)		4,090	4,094,090
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/21/37(a)(b)		1,290	1,293,371
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 5.48%, 01/20/38(a)(b)		1,950	1,951,924
Series 2019-14A, Class ER2, (3-mo. CME Term SOFR + 4.65%), 8.98%, 01/20/38(a)(b)		1,250	1,243,805

Security		Par (000)	Value

Asset-Backed Securities (continued)
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.46%, 10/17/38(a)(b)	USD	1,480	$1,483,613
Sixth Street CLO XX Ltd., Series 2021-20A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.91%, 07/17/38(a)(b)		970	972,425
SLM Private Credit Student Loan Trust Series 2005-A, Class A4, (3-mo. CME Term SOFR + 0.57%), 4.61%, 12/15/38(b)		657	648,017
Series 2005-B, Class A4, (3-mo. CME Term SOFR + 0.59%), 4.63%, 06/15/39(b)		528	515,026
Series 2006-BW, Class A5, (3-mo. CME Term SOFR + 0.46%), 4.50%, 12/15/39(b)		1,076	1,045,581
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 9.02%, 10/15/41(a)(b)		2,057	2,156,745
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		307	306,017
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		109	107,916
Series 2017-B, Class A2B, (1-mo. CME Term SOFR + 0.86%), 5.02%, 10/15/35(a)(b)		178	178,176
Series 2018-A, Class A2B, (1-mo. CME Term SOFR + 0.91%), 5.07%, 02/15/36(a)(b)		636	635,215
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		1,127	1,106,109
Series 2021-A, Class C, 2.99%, 01/15/53(a)		2,100	1,849,529
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		398	362,863
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		271	246,967
Series 2021-B, Class A, 1.31%, 07/17/51(a)		1,478	1,389,097
Series 2021-C, Class A2, (1-mo. CME Term SOFR + 0.91%), 5.07%, 01/15/53(a)(b)		951	942,794
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		858	790,706
Series 2021-C, Class B, 2.30%, 01/15/53(a)		517	504,545
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.82%, 03/15/56(a)(b)		4,769	4,820,599
Series 2024-A, Class B, 5.88%, 03/15/56(a)		2,415	2,469,504
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 5.47%, 06/17/52(a)(b)		2,208	2,205,286
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34(a)		12,311	12,372,088
Series 2025-1, Class B, 5.12%, 02/27/34(a)		1,373	1,388,540
SoFi Personal Loan Trust
Series 2023-1, Class R1, 0.00%, 11/12/30(a)		43	1,484,669
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		1,672	1,694,751
Series 2024-1, Class R1, 0.00%, 02/12/31(a)		136	2,144,428
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		2,535	2,550,816
SoFi Professional Loan Program LLC
Series 2018-A, Class B, 3.61%, 02/25/42(a)		286	277,915
Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		175	172,131
SoFi Professional Loan Program Trust
Series 2018-B, Class BFX, 3.83%, 08/25/47(a)		156	151,170
Series 2018-D, Class BFX, 4.14%, 02/25/48(a)		100	96,662
Series 2020-A, Class BFX, 3.12%, 05/15/46(a)		226	199,070
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/26/31(a)(b)		50	50,159
Sound Point CLO IX Ltd., Series 2015-2A, Class BRRR, (3-mo. CME Term SOFR + 2.06%), 6.39%, 07/20/32(a)(b)		2,500	2,504,675
Soundview Home Loan Trust Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 5.07%, 01/25/35(b)		82	69,975

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Soundview Home Loan Trust
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 5.29%, 11/25/35(b)	USD	313	$258,689
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.80%, 01/25/37(b)		447	442,763
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(a)		666	630,260
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 5.83%, 10/15/30(a)(b)		23	22,513
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(f)		1,000	—
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(a)		3,017	3,045,368
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1-mo. CME Term SOFR + 1.61%), 5.77%, 11/25/34(b)		69	77,735
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A3, (1-mo. CME Term SOFR + 0.71%), 4.87%, 01/25/37(a)(b)		1,399	1,161,456
Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 5.32%, 05/25/37(a)(b)		1,644	1,354,396
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		3,579	3,671,014
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.72%, 01/20/38(a)(b)		2,500	2,509,892
Series 2023-3A, Class BR, (3-mo. CME Term SOFR + 2.15%), 6.48%, 04/20/37(a)(b)		1,000	1,004,500
Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.58%, 04/20/36(a)(b)		2,150	2,155,977
Symphony CLO 38 Ltd., Series 2023-38A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.27%, 07/24/38(a)(b)		1,250	1,256,475
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/05/38(a)(b)		730	732,817
Symphony CLO 46 Ltd., Series 2024-46A, Class A2, (3-mo. CME Term SOFR + 1.59%), 5.92%, 01/20/38(a)(b)		420	420,819
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.54%, 04/16/31(a)(b)		524	525,032
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.52%, 10/15/31(a)(b)		1,013	1,013,867
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.87%, 01/16/32(a)(b)		640	642,394
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 5.22%, 07/15/32(a)(b)		1,479	1,478,812
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.67%, 04/20/33(a)(b)		520	520,932
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(a)		7,703	7,719,092
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.13%, 07/15/30(a)(b)		1,000	1,001,350

Security		Par (000)	Value

Asset-Backed Securities (continued)
TCW CLO Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 5.60%, 01/20/38(a)(b)	USD	1,200	$1,203,026
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 5.29%, 06/25/36(b)		257	235,941
Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.63%, 04/20/34(a)(b)		950	950,532
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.70%, 01/15/34(a)(b)		4,500	4,507,447
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 6.08%, 01/15/34(a)(b)		320	320,758
TICP CLO VII Ltd.
Series 2017-7A, Class ASR2, (3-mo. CME Term SOFR + 1.30%), 5.62%, 04/15/33(a)(b)		1,394	1,396,721
Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 6.22%, 04/15/33(a)(b)		2,740	2,743,918
Series 2017-7A, Class ER, (3-mo. CME Term SOFR + 7.31%), 11.63%, 04/15/33(a)(b)		600	601,337
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.85%, 04/25/37(a)(b)		250	251,053
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.37%, 04/25/37(a)(b)		2,760	2,770,985
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.27%, 05/25/58(a)(b)		589	602,000
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.76%, 07/21/34(a)(b)		2,060	2,063,432
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.78%, 07/25/37(a)(b)		1,470	1,476,831
Tricon American Homes Trust, Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,980,920
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	3,205,314
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	2,068,503
Trimaran CAVU Ltd.
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.83%, 10/25/34(a)(b)		300	301,381
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.70%, 01/25/38(a)(b)		830	832,579
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 5.99%, 10/18/31(a)(b)		250	250,202
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 5.38%, 01/25/35(a)(b)		2,344	2,344,910
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 5.55%, 01/20/35(a)(b)		250	250,512
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/25/37(a)(b)		620	622,325
Trinitas CLO XXX Ltd., Series 2024-30A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.69%, 10/23/37(a)(b)		460	461,332
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 09/26/33(a)		7,734	7,721,695

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32(a)	USD	3,029	$3,041,385
Series 2025-ST5, Class B, 5.25%, 09/15/32(a)		5,754	5,770,889
Series 2025-ST6, Class A, 4.61%, 10/15/32(a)		2,495	2,497,231
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		8,605	8,641,475
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.46%, 07/20/32(a)(b)		1,347	1,348,104
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 07/20/32(a)(b)		290	290,232
VOLT CVI LLC, Series 2021-NP12, Class A1, 5.73%, 12/26/51(a)(c)		6,435	6,435,743
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.55%, 04/25/31(a)(b)		178	178,399
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 5.74%, 10/18/31(a)(b)		191	191,309
Series 2015-3A, Class A3R4, (3-mo. CME Term SOFR + 1.45%), 5.78%, 10/20/31(a)(b)		500	502,739
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/20/31(a)(b)		302	302,550
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 5.53%, 04/17/30(a)(b)		27	26,933
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.54%, 04/19/31(a)(b)		252	252,388
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 5.89%, 04/19/31(a)(b)		250	250,202
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.58%, 07/15/31(a)(b)		93	93,072
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.53%, 07/20/32(a)(b)		3,396	3,400,197
Series 2020-2A, Class A1RR, (3-mo. CME Term SOFR + 1.31%), 5.64%, 01/20/38(a)(b)		3,000	3,011,678
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.88%, 04/20/38(a)(b)		810	811,272
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.96%, 10/15/38(a)(b)		1,235	1,238,087
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.25%, 10/21/38(a)(b)		960	960,000
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.58%, 08/25/36(b)		5,339	5,184,295
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.63%, 09/25/36(b)		195	48,761
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.13%, 10/25/36(b)		2,260	1,724,303
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 4.39%, 11/25/36(b)		195	60,611
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 4.61%, 11/25/36(b)		1,735	540,181
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.51%, 05/25/37(b)		95	84,236
Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.13%, 10/20/36(a)(b)		550	550,708
Wellington Management CLO 4 Ltd., Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/18/38(a)(b)		1,520	1,520,780

Security		Par (000)	Value

Asset-Backed Securities (continued)
Wellington Management CLO 5 Ltd. Series 2025-5A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.25%, 10/18/38(a)(b)	USD	1,360	$1,363,726
Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.61%, 10/18/38(a)(b)		1,750	1,754,306
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.64%, 07/24/36(a)(b)		5,077	5,080,784
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.70%, 10/24/37(a)(b)		9,171	9,195,074
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.07%, 10/24/37(a)(b)		410	411,419
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.59%, 10/15/35(a)(b)		4,109	4,114,543
Whitebox CLO V Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.95%, 07/20/38(a)(b)		1,000	1,001,220
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.69%, 10/20/37(a)(b)		2,390	2,398,712
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 10.08%, 10/20/37(a)(b)		250	254,342
Wireless PropCo Funding LLC, Series 2025-1A, Class C, 8.51%, 06/25/55(a)		4,744	4,847,421
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.67%, 06/25/37(a)(b)		401	124,543

Total Asset-Backed Securities — 45.2% (Cost: $1,915,028,795)			1,886,830,812

Corporate Bonds

Banks — 0.0%
Washington Mutual Escrow Bonds 0.00%(f)(g)(h)(i)		500	—
0.00%(f)(g)(h)(i)		250	—

			—

Insurance — 0.0%
Ambac Assurance Corp., 5.10%(a)(i)		58	72,178

Total Corporate Bonds — 0.0% (Cost: $75,211)			72,178

Floating Rate Loan Interests(b)(f)

Financial Services — 0.2%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.39%, 12/06/29		2,695	2,693,545
Promontoria Beech DAC, 1st Lien Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.62%, 05/17/27	EUR	2,121	2,490,363
Sirocco Lux S.A., Facility A, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 5.92%, 02/28/26		5,011	5,883,035

			11,066,943

Total Floating Rate Loan Interests — 0.2% (Cost: $10,438,781)			11,066,943

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 24.2%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)	USD	4,709	$4,785,883
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)		4,381	4,409,132
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		4,238	4,279,240
Series 2025-NQM2, Class A1, 5.79%, 06/25/70(a)(b)		5,702	5,753,532
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		7,266	7,308,027
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 4.17%, 05/25/36(b)		4,061	3,056,773
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.63%, 01/25/45(a)(b)		723	447,072
Series 2015-3, Class B5, 3.44%, 04/25/45(a)(b)		832	518,756
Series 2015-4, Class B5, 3.48%, 06/25/45(a)(b)		580	340,441
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		6	1,927
Series 2020-C, Class C, 0.00%, 09/27/60(a)		6	87
Series 2021-C, Class A, 6.12%, 01/25/61(a)(c)		1,604	1,603,577
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)		860	852,056
Series 2021-C, Class C, 0.00%, 01/25/61(a)		2,010	2,404,985
Series 2021-D, Class A, 5.00%, 03/25/60(a)(c)		3,960	3,958,315
Series 2021-D, Class B, 7.00%, 03/25/60(a)(b)		1,677	1,851,110
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)		2,330	2,847,610
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		9,610	8,448,790
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		1,770	1,360,872
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		1,068	710,472
Series 2021-E, Class B3, 3.95%, 12/25/60(a)(b)		631	350,012
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		698	504,776
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)		4	1,878
Series 2021-F, Class A, 4.88%, 06/25/61(a)(c)		15,040	15,029,085
Series 2021-F, Class B, 6.75%, 06/25/61(a)(c)		4,604	4,578,644
Series 2021-F, Class C, 0.00%, 06/25/61(a)		6,778	6,607,786
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		478	442,232
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		255	235,100
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,503,463
Series 2022-A, Class C, 3.00%, 10/25/61(a)		901	1,087,056
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	255,787
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,250	1,019,328
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	64,755
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		376	346,915
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		322	296,410
Series 2022-B, Class B, 3.00%, 03/27/62(a)		1,789	1,425,352
Series 2022-B, Class C, 3.00%, 03/27/62(a)		1,787	1,400,061
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		241	221,190
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,198	1,054,495
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		8,653	8,254,066
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		515	468,747
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		292	257,818
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		1,717	1,308,030
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		1,372	1,026,384
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		884	771,576
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		10,710	10,295,363
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		789	710,031
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		421	368,919
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		3,731	2,739,234
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		368	320,779
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		2,284	1,858,083

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.48%, 10/25/46(b)	USD	77	$38,180
Series 2006-6, Class A1A, (1-mo. CME Term SOFR + 0.30%), 4.46%, 12/25/46(b)		3,929	3,398,873
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.85%, 02/25/47(b)		31	10,527
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1-mo. CME Term SOFR + 1.74%), 6.02%, 05/25/36(b)		15,106	1,223,434
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/49(a)(b)		405	380,267
Series 2021-4, Class B1, 3.20%, 01/20/65(a)(b)		200	142,841
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		214	202,706
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		6,425	6,392,310
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		901	900,884
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)		2,039	2,048,939
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		2,500	2,523,515
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		4,738	4,782,660
Series 2025-5, Class A1, 5.57%, 04/25/70(a)(c)		11,910	12,016,498
Series 2025-8, Class A1, 5.41%, 07/25/70(a)(c)		3,468	3,492,948
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.98%, 07/31/57(a)(b)		2,246	851,448
Banc of America Alternative Loan Trust
Series 2006-4, Class 3CB1, (1-mo. CME Term SOFR + 0.91%), 5.07%, 05/25/46(b)		388	335,196
Series 2006-7, Class A4, 6.50%, 10/25/36(c)		2,244	590,470
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		78	66,220
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b) .		6,906	2,364,055
Series 2015-R3, Class 1A2, 3.45%, 03/27/36(a)(b)		2,051	1,757,006
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)		29	29,235
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		669	492,452
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 5.00%, 11/25/51(a)(c)		4,678	4,676,088
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(c)		1,084	1,085,265
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)		2,188	2,965,164
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		2,855	2,841,406
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(c)		5,346	5,320,146
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(c)		1,242	1,224,999
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)		2,084	614,879
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		11	10,011
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		10,181	10,323,892
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		1,620	1,644,458
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		978	993,589
Series 2023-NQM3, Class B1, 7.97%, 10/25/63(a)(b)		681	691,168
Series 2023-NQM3, Class B2, 7.97%, 10/25/63(a)(b)		573	577,351

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class B3, 7.97%, 10/25/63(a)(b)	USD	1,555		$1,511,652
Series 2023-NQM3, Class M1, 7.97%, 10/25/63(a)(b)		1,134		1,158,809
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)		0	(j)	211
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		1,404		1,414,358
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		957		962,980
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		731		735,761
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		512		522,033
Series 2024-NQM1, Class B2, 8.65%, 01/25/64(a)(b)		469		478,114
Series 2024-NQM1, Class B3, 8.65%, 01/25/64(a)(b)		1,007		987,500
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		879		888,632
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)		2		1,667
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		12,931		13,055,447
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		1,020		1,029,571
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)		1,779		1,797,158
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,109		1,129,215
Series 2024-NQM3, Class B2, 8.02%, 06/25/64(a)(b)		1,016		1,021,243
Series 2024-NQM3, Class B3, 8.02%, 06/25/64(a)(b)		2,779		2,678,654
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		1,617		1,632,679
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)		2		2,180
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)		24,421		24,359,382
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)		2,297		2,289,700
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)		2,573		2,568,583
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)		1,145		1,148,890
Series 2024-NQM4, Class B2, 7.55%, 12/26/64(a)(b)		873		872,611
Series 2024-NQM4, Class B3, 7.55%, 12/26/64(a)(b)		1,999		1,913,616
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)		1,882		1,902,826
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)		4		3,601
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)		24,518		24,720,749
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)		2,237		2,258,294
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)		2,131		2,150,725

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)	USD	1,321	$1,329,251
Series 2025-NQM1, Class B2, 7.80%, 01/25/65(a)(b)		1,148	1,153,054
Series 2025-NQM1, Class B3, 7.80%, 01/25/65(a)(b)		2,546	2,460,932
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)		2,125	2,159,007
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)		4	3,927
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(a)(c)		23,561	23,892,590
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(a)(c)		1,866	1,891,779
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(a)(c)		3,665	3,716,812
Series 2025-NQM2, Class B1, 7.69%, 05/25/65(a)(b)		1,176	1,208,439
Series 2025-NQM2, Class B2, 7.69%, 05/25/65(a)(b)		467	465,681
Series 2025-NQM2, Class B3, 7.69%, 05/25/65(a)(b)		86	77,530
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(a)(b)		2,386	2,453,316
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(a)(b)		1	583
Series 2025-NQM3, Class B1, 7.61%, 05/25/65(a)(b)		627	630,178
Series 2025-NQM4, Class PT2, 6.03%, 07/25/65(a)(b)		45,801	47,174,178
Series 2025-NQM5, Class PT2, 5.14%, 10/25/55(a)(b)		46,904	48,334,393
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 4.96%, 07/26/36(a)(b)		1,023	1,030,133
Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.02%, 05/28/36(a)(b)		170	164,279
Bear Stearns ALT-A Trust
Series 2005-7, Class 26A1, 4.65%, 09/25/35(b)		1,306	439,630
Series 2007-1, Class 21A1, 4.81%, 01/25/47(b)		2,627	1,271,720
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(c)		113	117,616
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.62%, 03/25/36(b)		1,812	460,425
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.55%, 08/25/36(b)		219	217,056
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.61%, 03/25/37(b)		162	147,278
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.48%, 06/25/37(b)		14	13,509
BRAVO Residential Funding Trust
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)(b)		1,427	1,193,761
Series 2021-NQM1, Class M1, 2.32%, 02/25/49(a)(b)		320	276,175
Series 2023-NQM6, Class B1, 7.99%, 09/25/63(a)(b)		1,500	1,516,578
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		566	576,905

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
BRAVO Residential Funding Trust
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)	USD	845	$864,484
Series 2024-NQM6, Class B2, 8.03%, 08/01/64(a)(b)		250	252,760
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		5,890	5,946,134
Series 2025-NQM5, Class A1, 5.50%, 02/25/65(a)(b)		3,990	4,021,752
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)		3,330	3,376,218
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)		192	184,007
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		473	450,061
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		358	349,819
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)		1,193	1,177,033
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)		177	172,031
Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(a)(b)		417	378,372
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		2,678	965,392
Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,035	3,535,669
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(b)		1,921	1,858,014
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(b)		6,242	6,126,057
CIM Trust
Series 2019-J2, Class B4, 3.77%, 10/25/49(a)(b)		821	671,507
Series 2023-I1, Class B1, 7.05%, 04/25/58(a)(b)		1,876	1,864,702
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		656	660,220
Series 2023-I2, Class B1, 6.79%, 12/25/67(a)(b)		2,140	2,122,233
Series 2025-NR1, Class A1, 5.00%, 06/25/64(a)(c)		12,299	12,110,270
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		345	303,818
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,445	1,367,709
Series 2008-2, Class 1A1, 6.50%, 06/25/38		223	191,067
Citigroup Mortgage Loan Trust
Series 2007-6, Class 1A2A, 4.06%, 03/25/37(b)		3,271	2,388,375
Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.77%, 05/25/37(b)		949	881,153
Series 2009-12, Class 5A2, 3.97%, 07/25/37(a)(b)		5,142	2,207,279
Series 2014-C, Class B2, 4.25%, 02/25/54(a)(b)		317	315,769
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(b)		883	867,521
Series 2022-A, Class A1, 9.17%, 09/25/62(a)(c)		5,459	5,473,854
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,295	1,154,824
Series 2007-A6, Class 1A21, 5.50%, 06/25/37		785	668,625
COLT Mortgage Loan Trust
Series 2020-2, Class M1, 5.25%, 03/25/65(a)(b)		761	761,172
Series 2021-5, Class A1, 1.73%, 11/26/66(a)(b)		1,918	1,731,153
Series 2021-HX1, Class B1, 3.11%, 10/25/66(a)(b)		1,471	1,116,259
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)		1,000	789,508
Series 2022-1, Class B2, 4.15%, 12/27/66(a)(b)		227	197,090
Series 2022-3, Class B1, 4.20%, 02/25/67(a)(b)		3,500	3,068,697
Series 2022-5, Class B1, 4.74%, 03/25/67(a)(b)		1,707	1,638,642

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)	USD	2,933	$2,949,103
Series 2025-7, Class A1, 5.47%, 06/25/70(a)(c)		3,616	3,646,088
Series 2025-8, Class A1, 5.48%, 08/25/70(a)(c)		2,039	2,055,869
Series 2025-8, Class B1, 7.10%, 08/25/70(a)(b)		684	689,130
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		66	52,794
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		565	452,721
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.62%, 06/25/35(b)		982	870,596
Series 2005-29CB, Class A6, 5.50%, 07/25/35		213	121,403
Series 2005-51, Class 3A3A, (1-mo. CME Term SOFR + 0.75%), 4.89%, 11/20/35(b)		346	309,149
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.79%, 11/25/35(b)		408	293,141
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 4.91%, 11/20/35(b)		809	784,345
Series 2005-76, Class 2A1, (12-mo. Federal
Reserve Cumulative Average US + 1.00%), 5.15%, 02/25/36(b)		322	295,373
Series 2005-9CB, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.77%, 05/25/35(b)		993	878,142
Series 2005-J4, Class B1, (1-mo. CME Term SOFR + 2.14%), 6.30%, 07/25/35(b)		133	131,832
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		980	438,593
Series 2006-13T1, Class A3, 6.00%, 05/25/36		1,637	745,444
Series 2006-28CB, Class A14, 6.25%, 10/25/36		641	309,645
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36		2,176	1,293,751
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		172	63,334
Series 2006-J4, Class 2A1, 6.00%, 07/25/36		3,263	1,834,412
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,846	1,296,914
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.65%, 09/25/46(b)		190	178,442
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.73%, 03/25/36(b)		560	550,771
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.73%, 11/25/36(b)		458	414,796
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.77%, 07/25/46(b)		2,508	2,263,635
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,117	484,606
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		163	74,124
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 4.99%, 03/25/47(b)		114	98,914
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1-mo. CME Term SOFR + 1.51%), 5.67%, 08/25/35(b)		2,171	1,372,882
Series 2006-17, Class A6, 6.00%, 12/25/36		196	85,280
Series 2007-1, Class A2, 6.00%, 03/25/37		204	88,881
Series 2007-14, Class A18, 6.00%, 09/25/37		6,008	2,944,517
Series 2007-15, Class 2A2, 6.50%, 09/25/37		622	221,012
Series 2007-16, Class A1, 6.50%, 10/25/37		4,232	1,730,170
Series 2007-9, Class A1, 5.75%, 07/25/37		747	347,461
Series 2007-9, Class A11, 5.75%, 07/25/37		408	189,888
Series 2007-HYB1, Class 3A1, 4.23%, 03/25/37(b)		1,098	939,861
Series 2007-J1, Class 2A1, 6.00%, 02/25/37		1,039	368,178
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		2,842	1,240,272

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)	USD	39	$14,470
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		369	189,582
Series 2006-4, Class 4A1, 7.00%, 05/25/36		5,027	1,267,807
Series 2007-5, Class 1A11, 7.00%, 08/25/37(b)		1,853	870,081
Series 2014-10R, Class 5A2, 8.27%, 05/27/36(a)(b)		861	281,094
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.68%, 08/27/36(a)(b)		56	46,147
Series 2014-SAF1, Class B5, 3.84%, 03/25/44(a)(b)		1,575	1,188,403
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.36%, 03/27/36(a)(b)		1,093	863,926
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(b)		8,400	7,184,141
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(b)		3,299	2,646,753
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)		590	456,524
Series 2021-RPL9, Class A1, 3.87%, 02/25/61(a)(b)		3,314	3,298,101
Series 2022-ATH3, Class B1, 7.10%, 08/25/67(a)(b)		1,989	1,981,581
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(a)(b)		4,257	3,897,342
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)		2,291	2,260,971
Series 2022-NQM6, Class PT, 8.87%, 12/25/67(a)(b)		7,106	7,160,779
Cross Mortgage Trust
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(c)		1,185	1,203,766
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)		9,683	9,756,088
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)		3,511	3,547,077
Series 2025-H1, Class M1, 6.48%, 02/25/70(a)(b)		1,405	1,421,290
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		10,655	10,715,442
Series 2025-H4, Class A1, 5.60%, 06/25/70(a)(b)		6,142	6,197,818
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		150	133,317
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(b)		1,620	1,487,987
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(b)		3,671	2,793,953
Series 2022-2, Class M1, 4.30%, 03/25/67(a)(b)		884	789,519
Series 2022-3, Class B1, 5.26%, 07/25/67(a)(b)		1,349	1,227,299
Series 2022-3, Class M1, 5.26%, 07/25/67(a)(b)		2,742	2,647,439
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		4,313	4,356,531
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		13	11,444
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(a)(b)		985	488,512
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.89%, 09/25/67(a)(b)		1,629	1,608,051
Series 2023-1, Class B1, 6.70%, 02/25/68(a)(b)		2,600	2,590,908
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)		8,002	8,063,050
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)		9,497	9,564,941
Series 2025-INV2, Class A1, 5.39%, 05/26/70(a)(c)		8,555	8,599,165

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Ellington Financial Mortgage Trust
Series 2025-INV3, Class A1, 5.44%, 07/25/70(a)(c)	USD	5,018	$5,048,846
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA12, Class 2A1, 4.94%, 02/25/36(b)		92	55,640
Series 2006-AA7, Class A1, 4.88%, 01/25/37(b)		2,537	1,990,121
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		1,634	1,592,684
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(b)		2,533	2,394,615
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,151	875,159
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		241	227,348
Series 2022-NQM2, Class M1, 4.20%, 02/25/67(a)(b)		711	601,542
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(c)		2,895	2,891,364
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		3,416	3,269,447
Series 2025-NQM4, Class A1, 0.00%, 06/25/70(a)(c)		2,790	2,814,245
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 6.15%, 03/25/36(b)		13	11,885
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(b)		197	185,955
Series 2020-PJ2, Class B4, 3.55%, 07/25/50(a)(b)		1,031	870,392
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)		296	274,427
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. CME Term SOFR + 0.51%), 4.67%, 06/25/34(a)(b)		2,417	2,173,239
Series 2005-RP2, Class 1AF, (1-mo. CME Term SOFR + 0.46%), 4.62%, 03/25/35(a)(b)		43	39,987
Series 2005-RP3, Class 2A1, 4.30%, 09/25/35(a)(b)		2,206	1,906,532
Series 2006-RP1, Class 1AF1, (1-mo. CME Term SOFR + 0.46%), 4.62%, 01/25/36(a)(b)		36	28,758
Series 2006-RP2, Class 2A1, 4.53%, 04/25/36(a)(b)		1,883	1,561,473
GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1-mo. CME Term SOFR + 0.25%), 3.58%, 04/26/37(a)(b)		3,622	2,096,192
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 5.85%, 04/25/36(b)		1,595	914,061
HarborView Mortgage Loan Trust, Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.65%, 05/19/37(b)		1,000	795,882
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		3,247	3,277,824
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		15,010	15,093,556
Homeward Opportunities Fund I Trust
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		4,160	4,157,695

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Homeward Opportunities Fund I Trust
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)	USD	5,138	$5,129,911
Series 2022-1, Class M1, 5.03%, 07/25/67(a)(b)		3,077	3,029,310
Impac Secured Assets Trust, Series 2006-3,
Class A1, (1-mo. CME Term SOFR + 0.45%), 4.61%, 11/25/36(b)		1,227	1,121,480
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. CME Term SOFR + 0.51%), 4.67%, 10/25/36(b)		171	155,288
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.61%, 01/25/37(b)		302	271,927
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.63%, 02/25/37(b)		317	303,256
Series 2007-AR19, Class 3A1, 3.83%, 09/25/37(b)		592	383,585
Series 2007-FLX2, Class A1A, (1-mo. CME Term SOFR + 0.43%), 4.59%, 04/25/37(b)		3,749	3,359,631
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.75%, 08/25/37(b)		2,271	2,091,709
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(c)		3,298	2,958,510
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 5.63%, 07/25/35(b)		173	167,263
Series 2020-5, Class B3, 3.57%, 12/25/50(a)(b)		3,504	3,086,780
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)		310	246,888
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)		232	174,074
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)		337	138,807
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		12,452	11,238,881
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		6,218	4,255,018
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)		3,571	3,071,058
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)		838	713,205
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)		1,166	982,163
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)		619	509,038
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)		255	197,013
Series 2021-INV7, Class B6, 3.13%, 02/25/52(a)(b)		835	397,160
Series 2024-VIS1, Class B2, 8.07%, 07/25/64(a)(b)		1,000	1,010,221
Series 2024-VIS2, Class B1, 7.72%, 11/25/64(a)(b)		3,289	3,339,032
Series 2025-NQM2, Class A1, 5.57%, 09/25/65(a)(b)		6,158	6,209,950
Lehman XS Trust, Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.57%, 12/25/37(b)		18	17,912
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		1,737	1,199,687
MASTR Resecuritization Trust, Series 2008-1,
Class A1, 6.00%, 09/27/37(a)(b)		761	494,000
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)(f)		1,688	1,195,794
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(f)		1,836	1,764,871

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.59%, 09/25/37(b)	USD	512	$255,538
MFA Trust
Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(b)		700	667,708
Series 2022-CHM1, Class A1, 4.88%, 09/25/56(a)(c)		5,028	4,951,552
Series 2022-NQM1, Class M1, 4.27%, 12/25/66(a)(b)		2,112	1,869,547
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(c)		3,231	3,252,286
Series 2025-NQM3, Class A1, 5.26%, 08/25/70(a)(c)		5,075	5,091,762
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(c)		3,659	3,661,922
Morgan Stanley Mortgage Loan Trust, Series 2006- 11, Class 1A3, 6.92%, 08/25/36(c)		4,225	693,963
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.88%, 06/25/44(a)(b)		198	199,689
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(a)(c)		6,145	6,189,028
Series 2025-NQM3, Class A1, 5.53%, 05/25/70(a)(b)		13,042	13,136,640
Mortgage Loan Resecuritization Trust, Series 2009- RS1, Class A85, (1-mo. CME Term SOFR + 0.45%), 4.74%, 04/16/36(a)(b)		111	108,736
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		875	859,814
Series 2024-NQM3, Class B1, 7.14%, 11/25/64(a)(b)		1,596	1,642,739
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)(b)		2,515	2,532,947
Series 2025-NQM4, Class B1, 7.04%, 07/25/65(a)(b)		700	696,133
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		893	896,079
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)		5,252	5,223,181
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		922	729,474
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(c)		277	266,772
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 5.11%, 06/25/37(b)		471	395,532
OBX Trust
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(b)		38	37,596
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		3,458	3,493,777
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		965	859,778
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)		373	371,397
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		5,310	5,307,048
Series 2023-AFC1, Class B1, 7.42%, 02/25/58(a)(b)		4,666	4,680,412

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
PRP Advisors LLC
Series 2022-NQM1, Class B1, 5.40%, 08/25/67(a)(b)	USD	335	$328,818
Series 2024-NQM1, Class B1, 7.44%, 12/25/68(a)(b)		2,067	2,080,336
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		8,987	9,081,607
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)		2,636	2,675,696
Series 2025-NQM2, Class A1, 5.69%, 04/25/70(a)(c)		11,897	12,005,653
Series 2025-NQM3, Class A1, 5.61%, 05/25/70(a)(c)		5,369	5,408,345
Series 2025-RCF2, Class A1, 4.00%, 10/25/64(a)(c)		2,734	2,678,655
Radian Mortgage Capital Trust, Series 2024-J2, Class A8, 5.50%, 03/25/55(a)(b)		2,511	2,511,920
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(a)(b)		1,256	1,271,499
RALI Trust
Series 2005-QA10, Class A21, 4.89%, 09/25/35(b)		4,796	1,801,038
Series 2005-QO2, Class A1, (12-mo. Federal Reserve Cumulative Average US + 1.36%), 5.51%, 09/25/45(b)		613	522,912
Series 2005-QS15, Class 3A, 6.00%, 10/25/35		3,799	3,360,401
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.63%, 12/25/36(b)		1,278	1,121,105
Series 2006-QO1, Class 3A1, (1-mo. CME Term SOFR + 0.65%), 4.81%, 02/25/46(b)		1,684	640,933
Series 2006-QO10, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.59%, 01/25/37(b)		1,480	1,334,814
Series 2007-QH3, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.59%, 04/25/37(b)		4,313	4,211,125
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 4.42%, 02/25/47(b)		2,654	808,408
RCKT Mortgage Trust
Series 2020-1, Class B4, 3.47%, 02/25/50(a)(b)		868	784,598
Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		3,524	3,553,083
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1-mo. CME Term SOFR + 0.47%), 4.63%, 03/25/35(a)(b)		899	870,030
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.61%, 06/25/35(a)(b)		170	163,723
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.67%, 09/25/35(a)(b)		281	228,353
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		656	651,338
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		3,102	3,104,046
Series 2020-1, Class B2, 4.67%, 01/26/60(a)(b)		622	581,807
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 5.23%, 09/25/35(b)		1,695	953,178
Series 2006-SA2, Class 2A1, 5.55%, 08/25/36(b)		395	278,001
Series 2006-SA4, Class 2A1, 5.49%, 11/25/36(b)		187	157,518
Series 2007-SA4, Class 3A1, 5.74%, 10/25/37(b)		4,252	2,577,718
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,379	3,222,444

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
RMF Buyout Issuance Trust
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)	USD	1,296	$1,169,623
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)		5,668	5,722,281
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)		4,013	4,060,823
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(c)		3,309	3,341,716
Seasoned Loans Structured Transaction Trust,
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		337	333,629
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		623	622,758
Series 2022-2, Class B1, 5.30%, 08/25/62(a)(b)		3,715	3,659,195
Series 2022-2, Class M1, 5.30%, 08/25/62(a)(b)		3,313	3,288,845
Spruce Hill Mortgage Loan Trust
Series 2020-SH2, Class B1, 5.00%, 06/25/55(a)(b)		1,483	1,460,948
Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(c)		660	635,969
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(b)		2,820	2,653,998
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	239,129
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,528,396
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(b)		648	571,929
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.69%, 05/25/46(b)		25	17,686
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. CME Term SOFR + 0.46%), 4.62%, 06/25/35(a)(b)		583	501,461
Series 2005-RF5, Class 2A, 4.39%, 07/25/35(a)(b)		1,388	1,311,228
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,313	2,337,641
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,240	623,066
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, 3.85%, 06/25/46(b)		958	571,586
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)		657	544,510
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		5,929	4,870,344
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		1,635	1,643,433
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(b)		3,000	2,385,052
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		169	130,076
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		462	347,516
Series 2021-8, Class A1, 1.82%, 11/25/66(a)(b)		1,696	1,569,750
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	3,024,934
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(b)		265	213,826
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,507	1,141,866
Series 2022-3, Class B1, 4.06%, 02/25/67(a)(b)		2,188	1,745,315
Series 2023-2, Class B1, 7.44%, 03/25/68(a)(b)		4,333	4,359,143
Series 2023-3, Class B1, 7.73%, 03/25/68(a)(b)		415	416,551

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2023-INV1, Class B1, 7.47%, 02/25/68(a)(b)	USD	3,200	$3,198,229
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		648	649,572
Series 2025-5, Class A1, 5.43%, 06/25/70(a)(c)		3,675	3,702,403
Series 2025-6, Class A1, 5.42%, 07/25/70(a)(c)		8,922	8,991,444
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		100	92,950
Series 2022-1, Class B1, 5.75%, 08/25/57(a)(b)		1,718	1,710,425
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		73	70,830
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		2,763	2,705,609
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		1,100	1,064,041
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		170	160,914
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1, 5.75%, 01/25/36		1,023	871,914
Series 2005-11, Class A7, 5.75%, 01/25/36		2,080	1,771,994
Series 2005-9, Class 5A6, (1-mo. CME Term SOFR + 0.66%), 4.82%, 11/25/35(b)		320	239,763
Series 2005-9, Class 5A9, 5.50%, 11/25/35		132	107,572
Series 2006-4, Class 1A1, 6.00%, 04/25/36		122	115,492
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		80	70,343
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		3,860	1,530,679
Series 2006-AR1, Class A1A, (1-mo. CME Term SOFR + 0.61%), 4.77%, 02/25/36(b)		1,044	878,013
Series 2006-AR3, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.97%), 5.12%, 05/25/46(b)		2,606	2,306,122
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 5.14%, 06/25/46(b)		132	122,236
Series 2006-AR9, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.15%, 08/25/46(b)		2,158	1,981,327
Series 2007-HY1, Class A2A, (1-mo. CME Term SOFR + 0.43%), 4.59%, 02/25/37(b)		420	326,683
Series 2007-HY3, Class 4A1, 4.99%, 03/25/37(b)		17	15,366
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 4.86%, 12/25/46(b)		2,116	1,920,375
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 4.87%, 12/25/46(b)		128	104,922
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.40%, 04/25/47(b)		508	442,803
Series 2007-OA4, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.95%, 05/25/47(b)		1,954	1,672,072
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.90%, 06/25/47(b)		417	349,454
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.95%, 06/25/47(b)		1,432	1,196,672
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 4.89%, 06/25/37(b)		638	603,509
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 6.79%, 10/25/36(b)		613	588,793

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.51%, 07/25/59(a)(b)	USD	3,564	$3,718,819
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.06%, 07/25/59(a)(b)		5,096	5,326,343
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 4.00%, 11/20/44(a)(b)		923	675,041

			1,011,180,056

Commercial Mortgage-Backed Securities — 28.0%
1301 Trust
Series 2025-1301, Class A, 5.23%, 08/11/42(a)(b)		1,750	1,772,521
Series 2025-1301, Class E, 7.48%, 08/11/42(a)(b)		1,232	1,240,685
Series 2025-1301, Class F, 8.37%, 08/11/42(a)(b) 1345 Trust		17,255	17,476,357
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.75%, 06/15/42(a)(b)		11,519	11,547,797
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.65%, 06/15/42(a)(b)		3,853	3,883,484
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,901,047
Series 2017-245P, Class C, 3.78%, 06/05/37(a)(b)		3,000	2,912,371
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		1,151	1,092,907
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.40%, 09/15/34(a)(b)		5,792	5,748,560
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.60%, 09/15/34(a)(b)		585	579,881
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.64%, 09/15/34(a)(b)		2,159	2,091,271
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.47%, 11/15/55(b)		600	614,554
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 6.38%, 02/19/38(a)(b)		977	977,346
ACRES LLC, Series 2025-FL3, Class A, (1-mo. CME Term SOFR + 1.62%), 5.76%, 08/18/40(a)(b)		7,859	7,875,799
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.42%, 04/15/34(a)(b)		644	623,875
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(b)		2,262	2,175,248
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a) .		1,504	1,352,082
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 6.06%, 01/20/41(a)(b)		4,810	4,812,272
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.35%), 5.49%, 01/20/43(a)(b)		4,854	4,841,136
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 5.82%, 01/15/37(a)(b)		81	81,125
ARES Commercial Mortgage Trust Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 07/15/41(a)(b)		5,730	5,744,325

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
ARES Commercial Mortgage Trust
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 10/15/34(a)(b)	USD	9,250	$9,255,781
ARZ Trust, Series 2024-BILT, Class A, 5.77%, 06/11/39(a)		2,710	2,789,056
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 6.42%, 04/15/35(a)(b)		1,128	1,120,950
Atrium Hotel Portfolio Trust
Series 2024-ATRM, Class A, 5.59%, 11/10/29(a)(b)		6,510	6,635,168
Series 2024-ATRM, Class E, 9.52%, 11/10/29(a)(b)		2,001	2,056,994
Series 2025-ATRM, Class A, (1-mo. CME Term SOFR + 1.65%), 5.80%, 08/15/42(a)(b)		2,336	2,335,490
Series 2025-ATRM, Class F, (1-mo. CME Term SOFR + 5.50%), 9.65%, 08/15/42(a)(b)		4,960	4,952,015
Series 2025-ATRM, Class G, (1-mo. CME Term SOFR + 6.75%), 10.90%, 08/15/42(a)(b)		930	928,541
BAHA Trust
Series 2024-MAR, Class A, 6.17%, 12/10/41(a)(b)		28,280	29,243,121
Series 2024-MAR, Class B, 7.07%, 12/10/41(a)(b)		894	931,382
Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(b)		4,400	4,580,870
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.50%, 08/15/39(a)(b)		820	822,158
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 6.00%, 02/15/42(a)(b)		8,471	8,481,589
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 9.40%, 02/15/42(a)(b)		3,454	3,466,953
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,830,645
Series 2021-BN35, Class C, 2.90%, 06/15/64(b)		2,735	2,312,557
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1-mo. CME Term SOFR + 1.80%), 5.95%, 05/15/35(a)(b)		13,237	13,271,477
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.68%, 04/25/36(a)(b)		4,303	4,040,534
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.81%, 04/25/36(a)(b)		10	9,084
Series 2006-4A, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.68%, 12/25/36(a)(b)		900	854,363
Series 2006-SP2, Class A, (1-mo. CME Term SOFR + 0.53%), 4.69%, 01/25/37(a)(b)		941	893,352
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.68%, 03/25/37(a)(b)		4,086	3,884,743
Series 2007-2A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.68%, 07/25/37(a)(b)		22	20,306
Series 2007-4A, Class A1, (1-mo. CME Term SOFR + 0.79%), 4.95%, 09/25/37(a)(b)		3,783	3,566,003
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.52%, 10/25/37(a)(b)		1,984	1,094,695
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 2.36%), 6.52%, 12/25/37(a)(b)		2,364	2,099,526
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		154	151,935

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(b)	USD	650	$556,445
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.07%, 03/15/37(a)(b)		5,260	4,984,070
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 5.32%, 03/15/37(a)(b)		781	726,373
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(b)		332	331,187
Series 2025-C35, Class A5, 5.59%, 07/15/58(b)		12,725	13,424,591
Series 2025-C35, Class AS, 5.84%, 07/15/58(b)		1,120	1,174,656
Series 2025-C35, Class B, 6.12%, 07/15/58(b)		1,041	1,082,119
Series 2025-C35, Class D, 4.50%, 07/15/58(a)		1,236	1,007,607
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		769	676,562
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 7.97%, 10/15/35(a)(b)		1,353	16,914
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 11/15/41(a)(b)		3,790	3,798,291
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.79%, 11/15/41(a)(b)		1,723	1,725,594
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 6.04%, 07/15/41(a)(b)		2,970	2,979,281
Series 2025-5MW, Class A, 4.67%, 10/10/42(a)(b)		3,315	3,304,739
Series 2025-5MW, Class E, 7.91%, 10/10/42(a)(b)		2,599	2,592,668
Series 2025-5MW, Class F, 9.83%, 10/10/42(a)(b)		12,660	12,645,331
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.70%, 06/15/42(a)(b)		8,457	8,492,331
BHMS Commercial Mortgage Trust, Series 2025- ATLS, Class A, (1-mo. CME Term SOFR + 1.85%), 6.00%, 08/15/42(a)(b)		4,165	4,176,739
BLP Commercial Mortgage Trust
Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 03/15/40(a)(b)		1,137	1,136,697
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 5.49%, 03/15/41(a)(b)		2,821	2,826,151
BMP
Series 2024-MF23, Class D, (1-mo. CME Term SOFR + 2.39%), 6.54%, 06/15/41(a)(b)		8,720	8,739,075
Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.54%, 06/15/41(a)(b)		1,719	1,719,000
BOCA Commercial Mortgage Trust, Series 2024- BOCA, Class A, (1-mo. CME Term SOFR + 1.92%), 6.07%, 08/15/41(a)(b)		2,031	2,039,886
BPR Trust
Series 2021-TY, Class A, (1-mo. CME Term SOFR + 1.16%), 5.32%, 09/15/38(a)(b)		5,500	5,496,563
Series 2021-TY, Class E, (1-mo. CME Term SOFR + 3.71%), 7.87%, 09/15/38(a)(b)		3,138	3,099,603
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 7.15%, 05/15/39(a)(b)		770	772,515
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		5,722	5,957,362
Series 2024-PARK, Class A, 5.39%, 11/05/39(a)(b)		1,420	1,447,089
Series 2024-PARK, Class D, 7.23%, 11/05/39(a)(b)		879	906,922
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		640	651,567

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BSPDF Issuer LLC, Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.85%, 12/15/42(a)(b)	USD	1,212	$1,211,778
BSTN Commercial Mortgage Trust, Series 2025- 1C, Class A, 5.55%, 06/15/44(a)(b)		4,920	5,048,996
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,067	1,020,231
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	230,717
Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)		747	774,391
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(b)		2,204	2,045,693
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(b)		2,788	2,619,524
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		781	721,040
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 5.17%, 02/15/33(a)(b)		1,061	1,056,697
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 6.41%, 02/15/33(a)(b)		622	620,073
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 8.51%, 02/15/33(a)(b)		411	409,989
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 7.07%, 06/15/38(a)(b)		2,544	2,544,722
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(b)		1,522	1,405,757
Series 2021-XL2, Class F, (1-mo. CME Term SOFR + 2.36%), 6.51%, 10/15/38(a)(b)		3,544	3,539,670
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 7.29%, 06/15/27(a)(b)		2,475	2,499,750
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 5.91%, 12/09/40(a)(b)		4,185	4,190,300
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 7.74%, 12/09/40(a)(b)		3,279	3,286,494
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 10/15/41(a)(b)		3,031	3,035,745
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 08/15/39(a)(b)		6,074	6,085,423
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.03%, 10/15/41(a)(b)		6,200	6,232,937
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 8.07%, 10/15/41(a)(b)		1,512	1,513,874
Series 2024-BRBK, Class C, (1-mo. CME Term SOFR + 4.87%), 9.02%, 10/15/41(a)(b)		1,000	1,001,239
Series 2024-BRBK, Class D, (1-mo. CME Term SOFR + 5.97%), 10.12%, 10/15/41(a)(b)		1,028	1,029,272
Series 2024-BRBK, Class E, (1-mo. CME Term SOFR + 6.97%), 11.11%, 10/15/41(a)(b)		441	438,129
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.79%, 12/15/39(a)(b)		1,186	1,189,092
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 05/15/34(a)(b)		6,307	6,308,941
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.79%, 05/15/41(a)(b)		8,190	8,200,670
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 02/15/39(a)(b)		615	615,843
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 7.89%, 02/15/39(a)(b)		1,931	1,935,025
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 02/15/39(a)(b)		3,660	3,663,602
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 7.29%, 02/15/39(a)(b)		2,766	2,774,187

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 8.34%, 02/15/39(a)(b)	USD	1,643	$1,653,429
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.54%, 03/15/41(a)(b)		2,630	2,631,581
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.53%, 08/15/42(a)(b)		3,520	3,523,080
Series 2025-BCAT, Class B, (1-mo. CME Term SOFR + 1.55%), 5.70%, 08/15/42(a)(b)		924	924,364
Series 2025-BCAT, Class C, (1-mo. CME Term SOFR + 1.90%), 6.05%, 08/15/42(a)(b)		352	352,570
Series 2025-BCAT, Class E, (1-mo. CME Term SOFR + 3.50%), 7.65%, 08/15/42(a)(b)		2,897	2,903,232
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 04/15/40(a)(b)		18,670	18,704,785
BX Trust
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 5.16%, 10/15/36(a)(b)		566	565,469
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 5.07%, 02/15/36(a)(b)		1,700	1,699,192
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.07%, 02/15/36(a)(b)		594	593,527
Series 2021-VIEW, Class E, (1-mo. CME Term SOFR + 3.71%), 7.86%, 06/15/36(a)(b)		2,542	2,540,449
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 8.19%, 06/15/36(a)(b)		856	838,492
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 5.43%, 01/15/39(a)(b)		397	396,380
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 6.84%, 05/15/38(a)(b)		5,023	5,054,326
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 8.54%, 05/15/38(a)(b)		270	272,363
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 04/15/41(a)(b)		3,484	3,492,875
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 6.84%, 04/15/41(a)(b)		1,499	1,503,744
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 7.84%, 04/15/41(a)(b)		2,279	2,270,972
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 06/15/37(a)(b)		9,566	9,580,908
Series 2024-PALM, Class B, (1-mo. CME Term SOFR + 1.79%), 5.94%, 06/15/37(a)(b)		697	693,452
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.24%, 03/15/41(a)(b)		2,210	2,210,691
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 8.59%, 03/15/41(a)(b)		4,722	4,739,739
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 9.54%, 03/15/41(a)(b)		2,263	2,278,102
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 06/15/41(a)(b)		1,303	1,303,814
Series 2025-LIFE, Class A, 6.08%, 06/13/47(a)(b)		7,582	7,808,787
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 06/15/40(a)(b)		4,737	4,745,713
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 5.50%, 10/15/27(a)(b)		3,874	3,874,000
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 7.09%, 03/15/30(a)(b)		8,318	8,330,752
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 7.45%, 06/15/35(a)(b)		4,418	4,416,154
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 03/15/42(a)(b)		6,301	6,299,279

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BXP Trust
Series 2017-GM, Class B, 3.54%, 06/13/39(a)(b)	USD	265	$258,028
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(b)		1,120	911,561
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.11%, 07/15/41(a)(b)		2,390	2,395,228
CD Mortgage Trust
Series 2016-CD1, Class A3, 2.46%, 08/10/49		4,116	4,070,170
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		336	320,563
CENT Trust, Series 2025-CITY, Class A, 5.09%, 07/10/40(a)(b)		6,956	7,034,674
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class C, 5.02%, 05/10/58(b)		130	128,245
CFK Trust
Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(b)		2,500	2,340,166
Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(b)		2,600	2,350,810
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		6,545	6,333,313
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		383	369,255
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,613,459
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,920,711
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.74%, 08/15/36(a)(b)		1,482	1,482,334
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.59%, 08/15/36(a)(b)		2,600	2,582,504
Commercial Mortgage Trust
Series 2015-CR26, Class A4, 3.63%, 10/10/48		181	180,246
Series 2015-LC19, Class B, 3.83%, 02/10/48(b)		196	192,031
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		630	641,761
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.99%, 06/15/41(a)(b)		5,270	5,255,178
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.74%, 06/15/41(a)(b)		2,007	2,012,645
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 8.64%, 06/15/41(a)(b)		2,319	2,310,490
Series 2025-167G, Class A, 5.50%, 08/10/40(a)		1,743	1,749,475
Series 2025-167G, Class E, 8.47%, 08/10/40(a)(b)		1,355	1,356,614
Series 2025-167G, Class F, 9.46%, 08/10/40(a)(b)		1,175	1,176,338
Series 2025-SBX, Class B, 5.73%, 08/10/41(a)(b)		1,647	1,654,822
CONE Trust, Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 8.04%, 08/15/41(a)(b)		2,330	2,328,661
Credit Suisse Mortgage Trust
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.63%, 10/15/37(a)(b)		1,134	1,037,950
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 5.42%, 11/15/38(a)(b)		1,020	1,013,306
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.77%, 11/15/38(a)(b)		649	642,916
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		1,929	2,009,229
CSTL Commercial Mortgage Trust, Series 2024- GATE, Class A, 4.92%, 11/10/41(a)(b)		7,600	7,632,362
DBGS Mortgage Trust Series 2018-5BP, Class A, (1-mo. CME Term SOFR + 0.89%), 5.04%, 06/15/33(a)(b)		5,000	4,762,500

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust
Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 6.03%, 08/15/34(a)(b)	USD	3,719	$3,730,622
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)		1,613	1,639,720
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 5.89%, 04/15/37(a)(b)		2,423	2,423,757
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/40(a)(b)		1,110	1,122,130
Series 2024-HLTN, Class F, 10.66%, 04/13/40(a)(b)		2,932	2,936,674
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 03/15/34(a)(b)		2,860	2,867,150
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 8.15%, 03/15/34(a)(b)		8,186	8,212,100
Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.74%, 08/15/37(a)(b)		2,821	2,821,000
Series 2025-LXP, Class D, (1-mo. CME Term SOFR + 2.89%), 7.04%, 08/15/37(a)(b)		857	858,071
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 5.32%, 08/10/42(a)(b)		3,053	3,109,537
Series 2025-151, Class D, 7.02%, 08/10/42(a)(b)		2,923	3,002,439
Dwight Issuer LLC, Series 2025-FL1, Class A, (1- mo. CME Term SOFR + 1.66%), 5.80%, 06/18/42(a)(b)		4,725	4,721,112
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)		3,350	3,384,218
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)		3,350	3,370,950
Series 2024-ELM, Class E10, 8.05%, 06/10/39(a)(b)		4,157	4,184,186
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 7.38%, 11/15/38(a)(b)		656	654,762
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		28,949	29,610,812
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 6.51%, 07/15/38(a)(b)		3,242	3,241,553
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 7.11%, 07/15/38(a)(b)		2,381	2,381,411
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 7.96%, 07/15/38(a)(b)		8,651	8,651,169
Series 2025-ESH, Class A, (1-mo. CME Term SOFR + 1.30%), 10/15/42(a)(b)(e)		2,477	2,477,000
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		363	368,157
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class A, (1-mo. CME Term SOFR + 1.45%), 5.60%, 12/15/39(a)(b)		12,511	12,514,623
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 8.40%, 12/15/39(a)(b)		315	315,799
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.80%, 12/15/39(a)(b)		1,693	1,706,798
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(b)		2,150	2,117,919
Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(b)		4,100	3,817,900

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(b)	USD	2,905	$2,779,608
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 03/15/39(a)(b)		1,914	1,917,589
Greystone CRE Notes LLC, Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.63%, 01/15/43(a)(b)		1,731	1,731,653
GS Mortgage Securities Corp. II, Series 2018- GS10, Class A5, 4.16%, 07/10/51(b)		4,100	4,034,187
GS Mortgage Securities Trust
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,969,792
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,452,937
Series 2019-GSA1, Class C, 3.93%, 11/10/52(b)		2,530	2,308,896
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 5.15%, 11/15/36(a)(b)		1,970	1,968,772
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.24%, 03/15/28(a)(b)		5,707	5,730,185
Series 2023-SHIP, Class A, 4.47%, 09/10/38(a)(b)		1,322	1,319,059
Series 2023-SHIP, Class C, 5.69%, 09/10/38(a)(b)		1,000	1,003,114
Series 2023-SHIP, Class E, 7.68%, 09/10/38(a)(b)		11,123	11,202,894
Series 2024-RVR, Class E, 7.72%, 08/10/41(a)(b)		1,263	1,259,520
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.79%, 11/25/41(a)(b)		7,583	7,593,744
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 8.84%, 11/25/41(a)(b)		2,125	2,117,174
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 07/15/40(a)(b)		1,691	1,690,903
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 05/15/41(a)(b)		9,768	9,786,315
Harvest Commercial Capital Loan Trust
Series 2019-1, Class M5, 5.73%, 09/25/46(a)(b)		1,536	1,493,668
Series 2020-1, Class M4, 5.96%, 04/25/52(a)(b)		669	663,568
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 5.99%, 10/15/41(a)(b)		2,365	2,372,737
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.79%, 10/15/41(a)(b)		887	890,331
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 05/15/37(a)(b)		3,695	3,700,773
Series 2024-ORL, Class C, (1-mo. CME Term SOFR + 2.44%), 6.59%, 05/15/37(a)(b)		1,426	1,428,228
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 7.34%, 05/15/37(a)(b)		4,173	4,170,392
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 6.54%, 07/15/39(a)(b)		365	365,723
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.79%, 06/15/41(a)(b)		2,096	2,099,275
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 5.42%, 10/15/36(a)(b)		5,616	5,591,131
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)		327	338,116

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(a)(b)	USD	1,380	$1,399,706
Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)		3,538	3,661,421
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)		712	606,431
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.47%, 07/13/42(a)(b)		8,890	9,050,124
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.86%, 10/19/42(a)(b)		3,457	3,459,011
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.89%, 11/15/41(a)(b)		3,510	3,483,675
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.31%, 12/15/48(a)(b)		507	462,483
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		111	109,325
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,611,408
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)(b)		2,073	2,034,766
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 5.41%, 06/15/35(a)(b)		1,036	886,159
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 5.32%, 04/15/38(a)(b)		254	253,643
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 6.97%, 04/15/38(a)(b)		3,101	3,104,876
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 7.94%, 04/15/37(a)(b)		2,978	2,814,123
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		2,061	1,669,695
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		7,170	7,239,596
Series 2024-IGLG, Class D, 6.70%, 11/09/39(a)(b)		5,319	5,323,624
Series 2024-IGLG, Class E, 7.50%, 11/09/39(a)(b)		6,096	6,095,008
Series 2024-IGLG, Class F, 8.49%, 11/09/39(a)(b)		5,223	5,240,552
Series 2024-OMNI, Class A, 5.99%, 10/05/39(a)(b)		1,660	1,693,359
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 03/15/40(a)(b)		5,682	5,681,945
JW Commercial Mortgage Trust
Series 2024-BERY, Class A, (1-mo. CME Term SOFR + 1.59%), 5.74%, 11/15/39(a)(b)		1,700	1,702,656
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 5.77%, 06/15/39(a)(b)		10,813	10,846,739
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 7.34%, 06/15/39(a)(b)		2,812	2,830,852
KSL Commercial Mortgage Trust
Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 12/15/39(a)(b)		5,609	5,607,245
Series 2025-MAK, Class A, 6.20%, 06/15/42(a)(b)		5,699	5,692,389
Series 2025-MAK, Class E, 8.40%, 06/15/42(a)(b)		2,364	2,372,470

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 10/15/41(a)(b)	USD	2,171	$2,173,717
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.79%, 10/15/41(a)(b)		549	550,618
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 5.74%, 06/15/39(a)(b)		10,030	10,042,537
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 8.59%, 06/15/39(a)(b)		690	688,115
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1- mo. CME Term SOFR + 2.11%), 6.27%, 10/25/37(a)(b)		3,340	2,863,909
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.84%, 08/15/40(a)(b)		1,281	1,295,288
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.94%, 12/15/41(a)(b)		2,877	2,888,688
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 5.91%, 02/15/37(a)(b)		191	190,949
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.81%, 02/15/37(a)(b)		1,378	1,371,328
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		2,250	2,282,096
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		1,904	1,936,063
MF1 LLC
Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 5.87%, 03/19/39(a)(b)		1,010	1,014,384
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.62%, 05/18/42(a)(b)		4,467	4,473,438
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 6.87%, 04/15/38(a)(b)		182	182,514
MHP
Series 2021-STOR, Class A, (1-mo. CME Term SOFR + 0.81%), 4.97%, 07/15/38(a)(b)		1,105	1,105,000
Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 7.02%, 07/15/38(a)(b)		3,426	3,426,000
Series 2021-STOR, Class J, (1-mo. CME Term SOFR + 4.06%), 8.22%, 07/15/38(a)(b)		1,917	1,910,376
MIC Trust (The), Series 2023-MIC, Class A, 8.73%, 12/05/38(a)(b)		3,089	3,345,631
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		1,978	2,059,749
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,051,698
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 11.35%, 11/15/34(a)(b)		939	889,011
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,318,694
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(b)		2,184	1,635,041
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		470	380,120
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,800,494
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	4,566,798
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	2,514,934
Series 2021-230P, Class B, (1-mo. CME Term SOFR + 1.56%), 5.71%, 12/15/38(a)(b)		400	370,000
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		2,216	2,179,594
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.56%, 03/15/39(a)(b)		910	909,716

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A, 3.86%, 04/10/37(a)	USD	1,850	$1,613,171
NCMF Trust
Series 2025-MFS, Class A, 5.05%, 06/10/33(a)(b)		4,961	4,971,806
Series 2025-MFS, Class E, 7.78%, 06/10/33(a)(b)		9,322	9,457,909
Series 2025-MFS, Class F, 8.72%, 06/10/33(a)(b)		9,942	10,129,777
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(b)		1,470	1,542,866
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1-mo. CME Term SOFR + 1.39%), 10/15/40(a)(b)(e)		2,809	2,801,978
NY Commercial Mortgage Trust
Series 2025-299P, Class A, 5.85%, 02/10/47(a)(b)		2,910	3,055,136
Series 2025-299P, Class B, 6.13%, 02/10/47(a)(b)		697	724,820
NYC Commercial Mortgage Trust, Series 2025-300P, Class E, 7.39%, 07/13/42(a)(b)		782	790,152
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 6.14%, 08/15/29(a)(b)		441	442,624
Series 2024-3ELV, Class C, (1-mo. CME Term SOFR + 2.84%), 6.99%, 08/15/29(a)(b)		405	405,872
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 7.99%, 08/15/29(a)(b)		1,564	1,563,991
Olympic Tower Mortgage Trust Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,790,473
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(b)		1,080	948,358
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(b)		498	419,140
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,930	1,777,502
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,127	1,063,207
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 5.22%, 01/15/36(a)(b)		1,035	1,018,458
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.52%, 01/15/36(a)(b)		2,142	2,067,024
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.77%, 01/15/36(a)(b)		1,338	1,281,131
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/39(a)(b)		952	973,923
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 7.24%, 11/15/40(a)(b)		234	233,979
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 12/15/39(a)(b)		3,090	3,090,966
PENN Commercial Mortgage Trust, Series 2025- P11, Class A, 5.52%, 08/10/42(a)(b)		2,087	2,124,047
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 6.04%, 06/15/39(a)(b)		1,754	1,754,000
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. CME Term SOFR + 3.46%), 7.62%, 07/15/38(a)(b)		900	229,018
Series 2021-MF, Class G, (1-mo. CME Term SOFR + 4.46%), 8.62%, 07/15/38(a)(b)		1,967	344,156
PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(a)(b)		1,300	1,295,748

32	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 6.53%, 10/25/39(a)(b)	USD	17	$16,852
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		2,386	2,458,102
Series 2024-CNTR, Class E, 8.82%, 11/13/41(a)		3,298	3,451,672
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 6.30%, 03/15/35(a)(b)		413	411,968
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 7.10%, 03/15/35(a)(b)		3,142	3,140,036
Series 2025-FLWR, Class A, (1-mo. CME Term SOFR + 1.25%), 5.40%, 08/15/42(a)(b)		3,056	3,058,865
Series 2025-FLWR, Class E, (1-mo. CME Term SOFR + 2.75%), 6.90%, 08/15/42(a)(b)		249	249,156
SCG Mortgage Trust, Series 2024-MSP, Class A, (1-mo. CME Term SOFR + 1.74%), 5.89%, 04/15/41(a)(b)		8,372	8,377,229
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.59%, 04/15/42(a)(b)		1,651	1,664,873
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 11/15/34(a)(b)		2,930	2,924,506
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 8.34%, 11/15/34(a)(b)		3,007	3,000,422
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 9.34%, 11/15/34(a)(b)		435	432,509
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/48		1,000	955,518
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(b)		3,391	2,868,130
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 6.10%, 10/15/41(a)(b)		6,747	6,755,434
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 7.75%, 10/15/41(a)(b)		1,282	1,291,148
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.60%, 10/15/41(a)(b)		316	318,439
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		3,936	3,498,466
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 6.89%, 11/15/38(a)(b)		2,483	2,480,643
Series 2021-MFP2, Class A, (1-mo. CME Term SOFR + 0.94%), 5.09%, 11/15/36(a)(b)		5,000	4,996,875
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 6.88%, 11/15/36(a)(b)		1,136	1,136,000
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 5.39%, 12/15/39(a)(b)		8,232	8,242,290
Series 2024-DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 6.89%, 12/15/39(a)(b)		387	388,451
THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, 12/10/34(a)(b)		1,113	1,129,589
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(b)		1,340	1,414,833
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		765	737,155
VEGAS Trust
Series 2024-GCS, Class C, 6.42%, 07/10/36(a)(b)		5,520	5,556,027

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
VEGAS Trust
Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)	USD	12,440	$12,306,051
Series 2024-TI, Class A, 5.52%, 11/10/39(a)		2,520	2,557,540
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(b)		1,449	1,210,041
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(b)		137	127,592
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(b)		890	794,582
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(b)		976	843,590
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(b)		998	833,398
Series 2019-3, Class M6, 6.03%, 10/25/49(a)(b)		466	393,045
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		1,967	1,829,232
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(b)		1,740	1,330,393
Series 2021-1, Class M6, 5.03%, 05/25/51(a)(b)		1,985	1,487,136
Series 2021-2, Class M7, 6.54%, 08/25/51(a)(b)		1,766	1,335,779
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(b)		2,163	1,825,045
Series 2021-3, Class M7, 6.54%, 10/25/51(a)(b)		2,189	1,540,348
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		5,802	5,198,671
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		1,012	834,889
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		4,841	4,139,323
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		930	942,506
Series 2022-4, Class M3, 7.53%, 08/25/52(a)(b)		787	801,418
Series 2023-1, Class M5, 9.64%, 01/25/53(a)(b)		1,927	1,855,289
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		486	486,616
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		2,670	2,702,470
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		312	314,104
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		306	313,454
Series 2024-2, Class M3, 8.02%, 04/25/54(a)(b)		1,468	1,487,678
Series 2024-2, Class M4, 10.73%, 04/25/54(a)(b)		2,688	2,738,461
Series 2024-3, Class M2, 7.23%, 06/25/54(a)(b)		1,687	1,703,846
Series 2024-5, Class A, 5.49%, 10/25/54(a)(b)		1,318	1,324,985
Series 2024-5, Class M2, 5.96%, 10/25/54(a)(b)		527	524,262
Series 2024-5, Class M3, 6.76%, 10/25/54(a)(b)		885	885,840
Series 2024-5, Class M4, 9.53%, 10/25/54(a)(b)		554	558,408
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		843	846,479
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		1,543	1,550,310
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		975	986,059
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		3,995	4,058,828
Series 2025-1, Class M4, 10.15%, 02/25/55(a)(b)		3,995	4,054,819
Series 2025-3, Class M3, 7.38%, 06/25/55(a)(b)		2,210	2,249,767
Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)		2,626	2,614,348
Series 2025-RTL1, Class A1, 6.80%, 03/25/30(a)(c)		16,000	16,169,074
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 08/05/42(a)(b)		1,530	1,545,179
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		1,000	942,814
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(b)		1,190	1,095,599
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,714,277
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		354	308,370
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,926,840
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	944,852
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 5.47%, 05/15/31(a)(b)		4,660	4,648,731
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		395	398,617
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		3,055	3,150,295
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		1,945	1,963,029
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		2,628	2,647,168

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)	USD	1,836	$1,862,769
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.53%, 07/15/40(a)(b)		4,020	4,122,796
Series 2025-DC, Class E, 7.98%, 07/15/40(a)(b)		2,354	2,393,400
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 6.94%, 11/15/27(a)(b)		3,829	3,838,586
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 7.59%, 11/15/27(a)(b)		1,435	1,438,592

			1,167,117,070

Interest Only Collateralized Mortgage Obligations — 0.3%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		7,818	268,452
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		16,721	127,664
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		11,613	509,438
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)		22,250	637,859
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)		35,191	1,482,740
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)		36,026	1,420,698
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(a)(b)		33,208	899,032
JPMorgan Mortgage Trust Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		27,775	788,438
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		15,767	287,889
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		7,873	333,821
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		3,024	85,853
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		54,439	797,829
JPMorgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(a)(b)		9,305	1,573,281
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.03%, 02/25/38(a)(b)		9,120	1,972,959

			11,185,953

Interest Only Commercial Mortgage-Backed Securities — 0.3%
BANK
Series 2019-BN22, Class XA, 0.69%, 11/15/62(b)		37,900	796,601
Series 2019-BN22, Class XB, 0.23%, 11/15/62(b)		85,561	530,213
Series 2020-BN28, Class XB, 1.09%, 03/15/63(b)		29,819	1,286,106
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(b)		12,500	39,590
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.20%, 08/15/52(b)		34,478	909,999
Series 2019-B9, Class XA, 1.17%, 03/15/52(b)		14,460	389,433
Series 2020-B17, Class XB, 0.62%, 03/15/53(b)		17,599	320,024
Series 2020-B19, Class XA, 1.78%, 09/15/53(b)		20,487	1,013,572
Series 2021-B23, Class XA, 1.36%, 02/15/54(b)		18,099	861,264
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.94%, 06/15/56(b)		8,027	327,416

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
CFK Trust, Series 2019-FAX, Class XA, 0.35%, 01/15/39(a)(b)	USD	62,648	$488,339
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.73%, 08/15/57(b)		35,084	665,910
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.69%, 06/15/52(b)		9,402	427,338
Series 2019-C17, Class XA, 1.46%, 09/15/52(b)		3,535	136,538
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		11,214	159,944
ELM Trust
Series 2024-ELM, Class XP10, 0.24%, 06/10/39(a)(b)		33,570	52,121
Series 2024-ELM, Class XP15, 1.61%, 06/10/39(a)(b)		30,405	313,692
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		8,570	53,455
Series 2017-C5, Class XB, 0.39%, 03/15/50(b)		30,000	143,880
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		17,400	85,483
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.00%, 03/10/50(a)(b)		8,179	63,240
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		11,446	118,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.38%, 12/15/47(a)(b)		220	2,486
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.29%, 06/15/50(a)(b)		8,625	276,230
Series 2019-L2, Class XA, 1.16%, 03/15/52(b)		10,193	285,812
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(b)		33,983	1,945,767
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(b)		28,100	129,979
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)		91,391	286,848
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(b)		18,278	48,194
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.58%, 10/15/52(b)		5,179	244,611
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.75%, 04/15/50(b)		846	14
Series 2016-BNK1, Class XD, 1.37%, 08/15/49(a)(b)		1,000	10,307
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(b)		24,115	208,351

			12,621,191

Total Non-Agency Mortgage-Backed Securities — 52.8% (Cost: $2,233,211,482)			2,202,104,270

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac
Series 2024-P015, Class A1, 4.45%, 11/25/32(b)		2,437	2,433,832
Series KJ48, Class A2, 5.03%, 10/25/31		1,413	1,455,380
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		797	729,459
Series 2023-119, Class AD, 2.25%, 04/16/65		1,392	1,116,137
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		779	702,584

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2025-126, Class AD, 5.00%, 05/16/65	USD	1,706	$1,697,165
Series 2025-128, Class AD, 5.00%, 10/16/56		3,931	3,935,235
Series 2025-128, Class AG, 4.75%, 07/16/66		3,902	3,815,914
Series 2025-129, Class AB, 4.75%, 09/16/54		1,250	1,239,425
Series 2025-130, Class AL, 4.75%, 08/16/56		1,251	1,239,012
Series 2025-88, Class AT, 5.00%, 06/16/58		3,900	3,893,542

			22,257,685

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K116, Class X1, 1.52%, 07/25/30(b)		23,454	1,277,926
Series KL05, Class X1P, 1.02%, 06/25/29(b)		12,845	386,032
Ginnie Mae
Series 2016-36, Class IO, 0.66%, 08/16/57(b)		2,523	70,364
Series 2017-24, Class IO, 0.74%, 12/16/56(b)		9,489	287,719

			2,022,041

Mortgage-Backed Securities — 0.1%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		3,533	3,674,886

Total U.S. Government Sponsored Agency Securities — 0.7% (Cost: $28,080,656)			27,954,612

Total Long-Term Investments — 98.9% (Cost: $4,186,834,925)			4,128,028,815

		Shares

Short-Term Securities

Money Market Funds — 1.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.98%(k)		81,302,471	81,302,471

Total Short-Term Securities — 1.9% (Cost: $81,302,471)			81,302,471

Total Investments Before TBA Sale Commitments — 100.8% (Cost: $4,268,137,396)			4,209,331,286

Security		Par (000)	Value

TBA Sale Commitments(l)

Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities 2.00%, 10/01/55	USD	(4,579)	$(3,689,595)
2.50%, 10/01/55		(22,139)	(18,648,557)

Total TBA Sale Commitments — (0.5)% (Proceeds: $(22,408,575))			(22,338,152)

Total Investments Net of TBA Sale Commitments — 100.3% (Cost: $4,245,728,821)			4,186,993,134
Liabilities in Excess of Other Assets — (0.3)%			(14,372,548)

Net Assets — 100.0%			$4,172,620,586

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Perpetual security with no stated maturity date.
(j)	Rounds to less than 1,000.
(k)	Annualized 7-day yield as of period end.
(l)	Represents or includes a TBA transaction.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 7,424,865	EUR 6,278,000	Deutsche Bank AG	12/17/25	$21,031

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	123	$23,588	$3,621	$19,967
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	46	8,929	3,142	5,787
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	24	4,549	1,144	3,405
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—

							$37,066	$7,907	$29,159

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	193	$(37,066)	$(20,111)	$(16,955)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(198,400)	(73,231)	(125,169)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(99,200)	(44,168)	(55,032)

								$(334,666)	$(137,510)	$(197,156)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$7,907	$(137,510)	$29,159	$(197,156)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$21,031	$—	$—	$21,031
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	—	37,066	—	—	—	—	37,066

	$—	$37,066	$—	$21,031	$—	$—	$58,097

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	$—	$334,666	$—	$—	$—	$—	$334,666

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(497,111)	$—	$—	$(497,111)
Swaps	—	23,200	—	—	—	—	23,200

	$—	$23,200	$—	$(497,111)	$—	$—	$(473,911)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(69,868)	$—	$—	$(69,868)
Swaps	—	(11,038)	—	—	—	—	(11,038)

	$—	$(11,038)	$—	$(69,868)	$—	$—	$(80,906)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,016,065
Average amounts sold — in USD	—	(a)
Credit default swaps:
Average notional value — buy protection	206,993
Average notional value — sell protection	1,706,400

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$21,031	$—
Swaps — OTC(a)	37,066	334,666

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$58,097	$334,666

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$58,097	$334,666

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Citigroup Global Markets, Inc.	$23,588	$—	$—	$—	$23,588
Deutsche Bank AG	21,031	(21,031)	—	—	—
Morgan Stanley & Co. International PLC	13,478	—	—	—	13,478

	$58,097	$(21,031)	$—	$—	$37,066

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(e)
Deutsche Bank AG	$334,666	$(21,031)	$—	$(313,635)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,846,129,590	$40,701,222	$1,886,830,812
Corporate Bonds	—	72,178	—	72,178
Floating Rate Loan Interests	—	—	11,066,943	11,066,943
Non-Agency Mortgage-Backed Securities	—	2,199,143,605	2,960,665	2,202,104,270
U.S. Government Sponsored Agency Securities	—	27,954,612	—	27,954,612
Short-Term Securities
Money Market Funds	81,302,471	—	—	81,302,471
Unfunded Floating Rate Loan Interests(a)	—	—	10,280	10,280
Liabilities
TBA Sale Commitments	—	(22,338,152)	—	(22,338,152)

	$81,302,471	$4,050,961,833	$54,739,110	$4,187,003,414

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$29,159	$—	$29,159
Foreign Currency Exchange Contracts	—	21,031	—	21,031
Liabilities
Credit Contracts	—	(197,156)	—	(197,156)

	$—	$(146,966)	$—	$(146,966)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

38	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series A Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds		Floating Rate Loan Interest	Non-Agency Mortgage-Backed Securities	Unfunded Floating Rate Loan Interests	Total

Assets
Opening Balance, as of March 31, 2025	$26,585,124	$—	(a)	$9,514,138	$2,171,704	$—	$38,270,966
Transfers into Level 3	1,040	—		2,693,545	—	—	2,694,585
Transfers out of Level 3	(4,694,237)	—		—	—	—	(4,694,237)
Accrued discounts/premiums	9,008	—		1,264	43,819	—	54,091
Net realized gain (loss)	9,352	—		89,771	2,214	—	101,337
Net change in unrealized appreciation (depreciation)(b)(c)	182,005	—		677,836	(6,429)	10,280	863,692
Purchases	20,051,775	—		—	952,119	—	21,003,894
Sales	(1,442,845)	—		(1,909,611)	(202,762)	—	(3,555,218)

Closing Balance, as of September 30, 2025	$40,701,222	$—	(a)	$11,066,943	$2,960,665	$10,280	$54,739,110

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(c)	$187,768	$—		$677,836	$(7,058)	$10,280	$868,826

(a)	Rounds to less than $1.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Aerospace & Defense — 2.7%
Boeing Co. (The)
6.30%, 05/01/29	USD	250	$265,312
5.15%, 05/01/30		223	228,833
3.63%, 02/01/31		3,150	3,017,057
3.38%, 06/15/46		274	195,201
3.63%, 03/01/48		1,843	1,331,838
3.85%, 11/01/48		1,279	952,190
3.95%, 08/01/59		1,295	930,403
Embraer Netherlands Finance BV 5.98%, 02/11/35		34	35,857
01/09/38(a)		2,063	2,053,985
General Electric Co. 4.30%, 07/29/30		560	563,327
4.90%, 01/29/36		230	233,204
L3Harris Technologies, Inc. 5.25%, 06/01/31		90	93,690
5.40%, 07/31/33		328	341,887
Lockheed Martin Corp. 5.00%, 08/15/35		777	789,330
4.50%, 05/15/36		92	90,036
3.80%, 03/01/45		242	197,635
Northrop Grumman Corp. 4.03%, 10/15/47		152	123,848
5.20%, 06/01/54		280	266,595
RTX Corp. 4.15%, 05/15/45		246	207,489
2.82%, 09/01/51		1,095	693,886

			12,611,603

Air Freight & Logistics — 0.1%
FedEx Corp., 5.25%, 05/15/50(b)		367	336,259

Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29		269	269,456
4.65%, 09/13/29		536	541,016
3.25%, 03/01/32		607	558,309
5.15%, 09/13/34		553	549,773

			1,918,554

Automobiles — 1.0%
Daimler Truck Finance North America LLC 3.65%, 04/07/27(b)		791	784,562
4.30%, 08/12/27(b)		215	215,533
5.13%, 09/25/27(b)		227	230,690
Ford Holdings LLC, 9.30%, 03/01/30		350	400,810
Ford Motor Co. 7.45%, 07/16/31		346	382,697
3.25%, 02/12/32		427	373,614
General Motors Co. 5.63%, 04/15/30		1,711	1,773,834
5.40%, 04/01/48		780	711,222

			4,872,962

Banks — 15.3%
AIB Group PLC, 5.32%, 05/15/31(b)		835	859,692
Associated Banc-Corp, 6.46%, 08/29/30		1,470	1,523,702
Australia & New Zealand Banking Group Ltd., 5.82%, 06/18/36(b)		1,164	1,207,633
Bank of America Corp. 5.93%, 09/15/27		2,043	2,076,869
3.82%, 01/20/28		306	304,577
3.59%, 07/21/28		452	447,856

Security		Par (000)	Value

Banks (continued)
Bank of America Corp.
4.62%, 05/09/29	USD	1,746	$1,767,631
5.46%, 05/09/36		1,642	1,711,858
4.08%, 03/20/51		1,539	1,252,387
2.83%, 10/24/51		618	398,226
2.97%, 07/21/52		138	91,842
Barclays PLC 4.84%, 09/10/28		1,335	1,348,507
4.48%, 11/11/29		1,343	1,345,372
BNP Paribas SA, 4.79%, 05/09/29(b)		1,726	1,742,075
CaixaBank SA, 4.63%, 07/03/29(b)		1,297	1,306,080
Citibank N.A., 4.58%, 05/29/27		2,533	2,555,411
Citigroup, Inc. 4.64%, 05/07/28		1,721	1,732,902
4.54%, 09/19/30		210	210,977
4.50%, 09/11/31		1,380	1,380,746
5.88%, 02/22/33		248	264,470
6.17%, 05/25/34		573	609,680
6.02%, 01/24/36		2,260	2,367,542
Commonwealth Bank of Australia, 5.93%, 03/14/46(b)		575	596,543
Credit Agricole SA
1.25%, 01/26/27(b)		1,096	1,084,456
5.22%, 05/27/31(b)		2,457	2,520,465
Fifth Third Bank N.A., 4.97%, 01/28/28		625	631,310
FNB Corp., 5.72%, 12/11/30		912	926,087
HSBC Holdings PLC
5.29%, 11/19/30		200	206,301
5.24%, 05/13/31		200	205,810
HSBC U.S.A., Inc., 4.65%, 06/03/28		2,124	2,154,036
Huntington National Bank (The), 4.87%, 04/12/28		1,080	1,091,486
JPMorgan Chase & Co.
4.92%, 01/24/29		650	661,719
2.55%, 11/08/32		7,523	6,747,531
5.35%, 06/01/34		380	395,944
5.57%, 04/22/36		916	965,487
5.58%, 07/23/36		335	347,288
KeyBank N.A. 3.90%, 04/13/29		557	544,936
4.90%, 08/08/32		453	449,715
KeyCorp, 6.40%, 03/06/35		3,456	3,750,455
Lloyds Banking Group PLC 4.58%, 12/10/25		834	834,161
6.07%, 06/13/36		740	776,781
M&T Bank Corp. 5.18%, 07/08/31		312	319,521
6.08%, 03/13/32		104	110,514
5.39%, 01/16/36		983	996,563
Macquarie Bank Ltd., 4.33%, 06/12/28(b)		1,272	1,281,759
Morgan Stanley Private Bank N.A. 4.47%, 07/06/28		1,180	1,186,617
4.73%, 07/18/31		431	437,436
PNC Bank N.A., 4.43%, 07/21/28		2,201	2,212,142
PNC Financial Services Group, Inc. (The) 6.88%, 10/20/34		226	256,047
5.68%, 01/22/35		93	98,072
5.40%, 07/23/35		335	346,772
5.37%, 07/21/36		535	550,551
Santander UK Group Holdings PLC, 5.69%, 04/15/31		1,178	1,228,993
Societe Generale SA, 5.25%, 05/22/29(b)		1,702	1,730,684
Sumitomo Mitsui Financial Group, Inc., 5.80%, 07/08/46		706	722,821
Toronto-Dominion Bank (The), 4.57%, 06/02/28		1,275	1,291,610

40	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Truist Bank, 4.42%, 07/24/28	USD	985	$989,203
Wells Fargo & Co.
4.08%, 09/15/29		1,370	1,365,727
5.15%, 04/23/31		2,262	2,332,803
5.61%, 04/23/36		693	727,270
4.40%, 06/14/46		341	288,405
4.61%, 04/25/53		872	766,074
Series W, 4.90%, 01/24/28		530	534,874

			71,171,004

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		327	306,343
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44		120	109,292
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		1,470	1,500,152
5.55%, 01/23/49		491	496,435
4.75%, 04/15/58		100	89,283
5.80%, 01/23/59		192	200,141

			2,701,646

Biotechnology — 1.1%
AbbVie, Inc.
4.05%, 11/21/39		266	238,053
4.40%, 11/06/42		138	124,457
5.35%, 03/15/44		97	97,312
4.75%, 03/15/45		96	88,833
4.70%, 05/14/45		130	119,250
4.45%, 05/14/46		310	274,383
5.40%, 03/15/54		688	684,102
5.60%, 03/15/55		94	96,180
Amgen, Inc.
4.56%, 06/15/48		131	113,021
4.66%, 06/15/51		1,517	1,325,173
4.20%, 02/22/52		1,352	1,083,080
4.88%, 03/01/53		104	92,751
2.77%, 09/01/53		349	211,737
Gilead Sciences, Inc.
4.15%, 03/01/47		126	106,298
2.80%, 10/01/50		286	184,669
5.55%, 10/15/53		86	86,810

			4,926,109

Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
4.20%, 12/06/47		200	171,264
3.15%, 02/09/51		300	210,207

			381,471

Capital Markets — 7.1%
Ares Capital Corp.
2.88%, 06/15/28		382	364,711
5.88%, 03/01/29		568	584,392
5.80%, 03/08/32		533	542,924
Ares Strategic Income Fund, 5.70%, 03/15/28		85	86,192
Blue Owl Capital Corp.
5.95%, 03/15/29		1,226	1,249,697
6.20%, 07/15/30		696	715,698
Deutsche Bank AG
2.31%, 11/16/27		244	238,662
2.55%, 01/07/28		581	568,270
5.71%, 02/08/28		254	258,615
5.37%, 01/10/29		1,251	1,277,893
5.30%, 05/09/31		200	204,873
4.95%, 08/04/31		585	590,532

Security		Par (000)	Value

Capital Markets (continued)
Deutsche Bank AG 3.74%, 01/07/33	USD	200	$184,213
FS KKR Capital Corp., 6.13%, 01/15/31		1,152	1,141,348
Goldman Sachs Group, Inc. (The) 3.80%, 03/15/30		94	92,513
5.05%, 07/23/30		1,802	1,847,164
5.22%, 04/23/31		2,764	2,858,268
3.10%, 02/24/33		2,241	2,055,847
Intercontinental Exchange, Inc. 1.85%, 09/15/32		592	499,662
4.25%, 09/21/48		104	88,006
3.00%, 06/15/50		134	89,476
Morgan Stanley 4.99%, 04/12/29		1,019	1,039,353
4.65%, 10/18/30		2,041	2,063,310
5.23%, 01/15/31		3,598	3,713,675
5.19%, 04/17/31		7,080	7,310,755
UBS AG, 4.86%, 01/10/28		575	579,872
UBS Group AG 4.40%, 09/23/31(b)		1,390	1,385,284
3.09%, 05/14/32(b)		1,350	1,249,245
5.58%, 05/09/36(b)		208	216,509

			33,096,959

Chemicals — 1.0%
Dow Chemical Co. (The) 6.90%, 05/15/53		280	299,164
5.95%, 03/15/55		99	94,061
DuPont de Nemours, Inc. 4.73%, 11/15/28		3,110	3,134,083
5.32%, 11/15/38		610	624,955
5.42%, 11/15/48		81	80,080
LYB International Finance III LLC, 6.15%, 05/15/35		518	539,822

			4,772,165

Commercial Services & Supplies — 0.0%
President & Fellows of Harvard College, 3.62%, 10/01/37		43	38,281

Communications Equipment — 0.7%
Motorola Solutions, Inc. 5.20%, 08/15/32		1,902	1,960,192
5.40%, 04/15/34		1,207	1,251,112
5.55%, 08/15/35		87	90,634

			3,301,938

Construction Materials — 0.1%
CRH America Finance, Inc., 4.50%, 04/04/48(b)		306	266,021

Consumer Finance — 3.6%
Ally Financial, Inc. 5.75%, 11/20/25		959	959,569
5.74%, 05/15/29		1,586	1,623,405
8.00%, 11/01/31		885	1,006,726
5.55%, 07/31/33		1,590	1,595,888
6.65%, 01/17/40		158	157,946
American Express Co. 4.92%, 07/20/33		490	498,530
5.44%, 01/30/36		314	326,583
5.67%, 04/25/36		104	109,876
Capital One Financial Corp. 4.49%, 09/11/31		1,866	1,850,907
6.18%, 01/30/36		390	404,568
5.20%, 09/11/36		565	558,786

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Ford Motor Credit Co. LLC
2.70%, 08/10/26	USD	200	$196,777
5.11%, 05/03/29		1,950	1,935,537
6.05%, 03/05/31		1,710	1,749,553
General Motors Financial Co., Inc., 1.50%, 06/10/26		962	943,921
Hyundai Capital America, 4.88%, 06/23/27(b)		790	796,850
Synchrony Financial
5.02%, 07/29/29		174	175,500
7.25%, 02/02/33		807	861,145
Toyota Motor Credit Corp.
4.65%, 01/05/29		192	195,520
5.05%, 05/16/29		175	180,583
4.80%, 05/15/30		508	520,270
4.60%, 10/10/31		227	230,066

			16,878,506

Containers & Packaging — 1.1%
Amcor Flexibles North America, Inc., 5.50%, 03/17/35		1,162	1,196,520
Berry Global, Inc.
1.57%, 01/15/26		1,819	1,803,329
5.80%, 06/15/31		1,993	2,107,184

			5,107,033

Diversified Consumer Services — 0.2%
United Rentals North America, Inc., 6.00%, 12/15/29(b)		759	781,549

Diversified REITs — 1.9%
American Tower Corp.
4.90%, 03/15/30		602	613,884
1.88%, 10/15/30		279	246,745
5.90%, 11/15/33		1,141	1,222,990
5.40%, 01/31/35		1,741	1,798,979
5.35%, 03/15/35		239	245,446
Crown Castle, Inc.
1.05%, 07/15/26		1,911	1,863,379
2.90%, 03/15/27		701	687,487
3.65%, 09/01/27		301	297,872
5.00%, 01/11/28		450	456,323
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		410	417,498
6.25%, 09/15/54		371	373,768
Prologis LP
4.75%, 01/15/31		336	343,159
1.63%, 03/15/31		106	92,110
VICI Properties LP, 5.13%, 11/15/31		363	368,307

			9,027,947

Diversified Telecommunication Services — 1.2%
AT&T Inc.
3.50%, 09/15/53		224	154,941
6.05%, 08/15/56		355	367,966
3.65%, 09/15/59		150	102,556
NTT Finance Corp.
4.57%, 07/16/27(b)		474	477,418
4.62%, 07/16/28(b)		735	742,268
4.88%, 07/16/30(b)		515	523,277
5.17%, 07/16/32(b)		535	547,930
Sprint Capital Corp., 6.88%, 11/15/28		2,377	2,556,816

			5,473,172

Electric Utilities — 8.9%
AEP Transmission Co. LLC
5.15%, 04/01/34		141	143,830
5.38%, 06/15/35		107	110,705
3.75%, 12/01/47		155	120,312

Security		Par (000)	Value

Electric Utilities (continued)
AEP Transmission Co. LLC
Series N, 2.75%, 08/15/51	USD	310	$196,740
AES Corp. (The)
1.38%, 01/15/26		118	116,913
5.45%, 06/01/28		117	119,832
2.45%, 01/15/31		1,481	1,326,297
Alabama Power Co.
5.70%, 02/15/33		810	863,420
3.45%, 10/01/49		349	255,728
Series B, 3.70%, 12/01/47		605	469,676
Arizona Public Service Co., 5.70%, 08/15/34		683	715,613
Baltimore Gas & Electric Co.
3.75%, 08/15/47		386	298,578
4.25%, 09/15/48		384	319,782
3.20%, 09/15/49		358	247,253
2.90%, 06/15/50		182	118,458
Berkshire Hathaway Energy Co.
3.80%, 07/15/48		144	111,078
2.85%, 05/15/51		342	217,060
Colbun SA, 3.15%, 01/19/32(b)		615	559,373
Constellation Energy Generation LLC, 5.75%, 03/15/54		147	148,945
Dominion Energy, Inc., 4.60%, 05/15/28		775	782,797
DTE Electric Co.
3.70%, 06/01/46		112	87,619
3.95%, 03/01/49		176	141,716
5.85%, 05/15/55		85	89,306
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,367	1,366,676
2.45%, 08/15/29		227	213,640
2.45%, 02/01/30		424	395,233
4.85%, 03/15/30		355	364,629
3.70%, 12/01/47		184	141,538
3.45%, 04/15/51		117	84,500
3.55%, 03/15/52		124	91,280
Duke Energy Florida LLC, 4.20%, 07/15/48		252	207,181
Duke Energy Indiana LLC, 5.90%, 05/15/55		290	303,547
Duke Energy Kentucky, Inc., 5.90%, 09/15/35 (Acquired
08/11/25, cost $1,620,000)(c)(d)		1,620	1,648,350
Duke Energy Progress LLC
3.45%, 03/15/29		1,473	1,443,604
4.20%, 08/15/45		122	103,408
3.70%, 10/15/46		250	193,408
Enel Americas SA, 4.00%, 10/25/26		232	231,617
Enel Finance International NV
7.05%, 10/14/25(b)		550	550,479
4.63%, 06/15/27(b)		701	705,587
5.75%, 09/30/55(b)		924	907,052
Eversource Energy
4.60%, 07/01/27		175	175,988
3.45%, 01/15/50		174	124,553
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		674	669,866
Series C, 4.85%, 07/15/47		210	185,883
Series C, 3.40%, 03/01/50		1,329	927,836
FirstEnergy Transmission LLC
5.00%, 01/15/35		730	730,434
4.55%, 04/01/49(b)		175	149,385
4.55%, 04/01/49(e)		158	134,874
Florida Power & Light Co.
5.95%, 02/01/38		161	174,962
5.13%, 06/01/41		112	111,051
4.05%, 10/01/44		205	172,885

42	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Florida Power & Light Co. 4.13%, 06/01/48	USD	106	$87,812
3.99%, 03/01/49		125	100,864
3.15%, 10/01/49		126	87,961
Georgia Power Co. 4.85%, 03/15/31		257	263,884
4.70%, 05/15/32		514	520,206
Interstate Power & Light Co. 5.70%, 10/15/33		111	116,394
4.95%, 09/30/34		173	172,021
5.60%, 06/29/35		223	231,683
MidAmerican Energy Co. 4.25%, 05/01/46		107	91,045
3.95%, 08/01/47		308	248,041
3.15%, 04/15/50		429	294,969
2.70%, 08/01/52		143	89,896
NextEra Energy Capital Holdings, Inc. 4.69%, 09/01/27		307	310,338
1.90%, 06/15/28		619	585,133
5.05%, 03/15/30		114	117,382
2.25%, 06/01/30		102	93,128
Northern States Power Co. 3.60%, 09/15/47		124	94,190
2.60%, 06/01/51		301	188,114
NRG Energy, Inc. 2.45%, 12/02/27(b)		425	407,403
4.45%, 06/15/29(b)		360	356,972
Ohio Power Co. 4.15%, 04/01/48		628	498,423
4.00%, 06/01/49		270	208,447
Series D, 6.60%, 03/01/33		194	214,976
Pacific Gas & Electric Co. 3.30%, 08/01/40		189	143,196
4.60%, 06/15/43		114	95,961
4.25%, 03/15/46		405	317,712
4.00%, 12/01/46		670	505,128
3.95%, 12/01/47		406	303,424
4.95%, 07/01/50		177	151,917
3.50%, 08/01/50		336	229,221
5.25%, 03/01/52		1,859	1,652,849
6.75%, 01/15/53		319	343,706
6.70%, 04/01/53		131	140,081
5.90%, 10/01/54		142	138,323
6.15%, 03/01/55		541	544,078
PacifiCorp 5.10%, 02/15/29		129	132,261
2.70%, 09/15/30		153	141,194
PECO Energy Co. 5.95%, 10/01/36		80	86,683
4.38%, 08/15/52		311	262,934
Pinnacle West Capital Corp., 5.15%, 05/15/30		1,063	1,093,177
PPL Capital Funding, Inc., 5.25%, 09/01/34		644	658,653
Public Service Electric & Gas Co. 5.70%, 12/01/36		94	100,342
3.20%, 08/01/49		199	139,954
2.05%, 08/01/50		171	92,730
3.00%, 03/01/51		135	89,375
Southern California Edison Co. 4.40%, 09/06/26		735	736,222
Series 20A, 2.95%, 02/01/51		683	417,739
Series E, 5.45%, 06/01/52		165	149,793
Series H, 3.65%, 06/01/51		207	143,065

Security		Par (000)	Value

Electric Utilities (continued)
Southern Co. (The)
5.20%, 06/15/33	USD	116	$119,254
4.25%, 07/01/36		1,958	1,819,388
System Energy Resources, Inc., 5.30%, 12/15/34		290	291,898
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)		1,101	1,128,857
Vistra Operations Co. LLC
6.95%, 10/15/33(b)		440	490,750
5.70%, 12/30/34(b)		2,834	2,932,686
Wisconsin Electric Power Co., 5.05%, 10/01/54		181	169,647

			41,211,957

Electrical Equipment — 0.1%
Otis Worldwide Corp., 5.25%, 08/16/28		282	290,675

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 4.35%, 06/01/29		817	824,490

Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 11/15/35(a)		580	573,624
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.31%, 01/21/30(c)(f)		80	80,000
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(b)		1,935	1,954,593
Aviation Capital Group LLC
1.95%, 01/30/26(b)		157	155,612
1.95%, 09/20/26(b)		296	289,244
4.75%, 04/14/27(b)		503	505,242
4.80%, 10/24/30(b)		2,462	2,459,746
Glencore Funding LLC
5.70%, 05/08/33(b)		1,030	1,087,783
6.50%, 10/06/33(b)		186	204,971
5.67%, 04/01/35(b)		424	440,677
Nasdaq, Inc., 5.55%, 02/15/34		336	352,797
Nationwide Building Society, 4.65%, 07/14/29(b)		1,315	1,325,744
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(b)(g)		2,226	2,225,619

			11,655,652

Food Products — 0.5%
Kraft Heinz Foods Co.
5.20%, 07/15/45		98	90,553
4.38%, 06/01/46		919	764,781
4.88%, 10/01/49		422	369,167
Mars, Inc., 3.95%, 04/01/49(b)		1,102	882,801

			2,107,302

Gas Utilities — 0.0%
Atmos Energy Corp.
2.85%, 02/15/52		173	109,590
5.75%, 10/15/52		115	117,698

			227,288

Ground Transportation — 1.8%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/56		726	759,623
CSX Corp.
4.10%, 11/15/32		497	488,190
3.95%, 05/01/50		113	89,838
2.50%, 05/15/51		368	218,205
Norfolk Southern Corp.
5.10%, 05/01/35		323	329,784
2.90%, 08/25/51		142	92,196
4.55%, 06/01/53		1,024	888,619
3.16%, 05/15/55		337	222,765

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ground Transportation (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/27(b)	USD	387	$391,686
4.20%, 04/01/27(b)		1,020	1,018,501
4.40%, 07/01/27(b)		391	391,990
5.88%, 11/15/27(b)		222	228,957
6.05%, 08/01/28(b)		1,308	1,365,750
Ryder System, Inc.
2.85%, 03/01/27		565	555,037
5.30%, 03/15/27		94	95,456
4.30%, 06/15/27		246	246,573
5.25%, 06/01/28		592	608,088
Uber Technologies, Inc., 4.80%, 09/15/34		163	163,306

			8,154,564

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc., 2.54%, 02/01/32		665	583,000
Becton Dickinson & Co., 2.82%, 05/20/30		709	664,394
Solventum Corp.
5.40%, 03/01/29		1,108	1,143,445
5.60%, 03/23/34		1,000	1,041,130
5.90%, 04/30/54		140	143,781

			3,575,750

Health Care Providers & Services — 3.9%
Aetna, Inc., 3.88%, 08/15/47		354	266,025
Banner Health
2.91%, 01/01/42		212	157,688
Series 2020, 3.18%, 01/01/50		116	79,028
Centene Corp.
4.25%, 12/15/27		2,485	2,440,313
3.38%, 02/15/30		3,136	2,884,138
CommonSpirit Health, 3.91%, 10/01/50		292	218,916
Elevance Health, Inc.
5.00%, 01/15/36		1,710	1,697,558
5.85%, 01/15/36		229	242,741
4.55%, 03/01/48		174	148,746
3.60%, 03/15/51		193	138,161
5.65%, 06/15/54		390	383,305
HCA, Inc.
5.50%, 03/01/32		1,906	1,985,731
3.50%, 07/15/51		695	475,461
4.63%, 03/15/52		1,613	1,331,934
5.90%, 06/01/53		155	153,039
5.95%, 09/15/54		375	374,178
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		257	196,753
Humana, Inc.
4.63%, 12/01/42		103	89,234
4.80%, 03/15/47		139	118,634
3.95%, 08/15/49		118	87,586
Memorial Health Services, 3.45%, 11/01/49		191	137,414
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52		140	105,211
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		151	131,098
Sutter Health
Series 2018, 4.09%, 08/15/48		223	182,522
Series 20A, 2.29%, 08/15/30		398	364,083
UnitedHealth Group, Inc.
3.50%, 08/15/39		123	102,595
2.75%, 05/15/40		123	91,651
5.70%, 10/15/40		167	172,864
5.95%, 02/15/41		97	102,864
4.25%, 03/15/43		140	121,651
5.50%, 07/15/44		89	89,168
4.75%, 07/15/45		345	313,840

Security		Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
4.20%, 01/15/47	USD	673	$558,635
4.25%, 04/15/47		356	296,090
4.25%, 06/15/48		250	206,672
3.25%, 05/15/51		404	275,512
5.88%, 02/15/53		178	182,999
5.05%, 04/15/53		325	297,793
5.38%, 04/15/54		188	180,550
5.63%, 07/15/54		626	622,612
5.95%, 06/15/55		65	67,769
3.88%, 08/15/59		137	100,409
3.13%, 05/15/60		292	180,643

			18,353,814

Health Care REITs — 1.0%
DOC DR LLC, 2.63%, 11/01/31		349	311,004
Healthpeak OP LLC
3.00%, 01/15/30		90	85,056
2.88%, 01/15/31		187	172,233
4.75%, 01/15/33		101	100,347
Ventas Realty LP
5.63%, 07/01/34		212	220,752
5.00%, 01/15/35		1,102	1,102,509
Welltower OP LLC
2.05%, 01/15/29		93	87,086
4.13%, 03/15/29		87	86,881
4.50%, 07/01/30		2,060	2,079,218
2.80%, 06/01/31		473	434,958
2.75%, 01/15/32		233	210,889

			4,890,933

Independent Power and Renewable Electricity Producers — 0.4%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(h)		1,715	1,727,334

Industrial Conglomerates — 0.9%
3M Co.
5.15%, 03/15/35		1,299	1,330,542
3.63%, 10/15/47		201	152,345
3.25%, 08/26/49		608	426,633
3.70%, 04/15/50		653	492,116
Honeywell International, Inc.
4.70%, 02/01/30		728	742,115
4.95%, 09/01/31		727	751,576
2.80%, 06/01/50		406	264,497

			4,159,824

Insurance — 0.9%
AEGON Funding Co. LLC, 5.50%, 04/16/27(b)		1,807	1,838,604
Aon Corp., 6.25%, 09/30/40		178	195,207
Aon Global Ltd.
4.60%, 06/14/44		98	86,531
4.75%, 05/15/45		129	116,216
Athene Holding Ltd., 6.63%, 05/19/55		614	657,068
Marsh & McLennan Cos., Inc.
4.65%, 03/15/30		87	88,413
2.25%, 11/15/30		159	144,066
5.00%, 03/15/35		165	167,018
4.35%, 01/30/47		101	86,416
4.90%, 03/15/49		215	197,667
2.90%, 12/15/51		146	93,654
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46(b)		400	415,013

			4,085,873

44	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services — 0.6%
Meta Platforms, Inc., 4.65%, 08/15/62	USD	979	$839,607
Netflix, Inc. 4.88%, 06/15/30(b)		1,972	2,026,912
5.40%, 08/15/54		94	94,665

			2,961,184

IT Services — 1.3%
Dell International LLC/EMC Corp., 10/06/32(a)		797	793,437
Fidelity National Information Services, Inc. 3.10%, 03/01/41		411	310,295
4.50%, 08/15/46		59	49,554
Fiserv, Inc. 3.50%, 07/01/29		94	91,362
5.35%, 03/15/31		206	214,223
5.25%, 08/11/35		695	702,394
Foundry JV Holdco LLC 6.10%, 01/25/36(b)		1,761	1,870,891
6.20%, 01/25/37(b)		233	248,539
Global Payments, Inc. 1.20%, 03/01/26		304	299,982
4.80%, 04/01/26		1,125	1,126,246
3.20%, 08/15/29		158	150,050
2.90%, 05/15/30		93	86,071

			5,943,044

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc., 4.20%, 09/09/27		1,231	1,232,234

Machinery — 0.0%
Ingersoll Rand, Inc., 5.31%, 06/15/31		113	118,216

Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.50%, 03/01/42		92	66,263
5.13%, 07/01/49		86	71,115
4.80%, 03/01/50		179	141,773
3.70%, 04/01/51		1,581	1,043,001
4.40%, 12/01/61		3,448	2,389,148
3.95%, 06/30/62		2,919	1,846,762
5.50%, 04/01/63		171	143,297
Comcast Corp. 4.60%, 08/15/45		621	543,276
4.00%, 08/15/47		792	621,143
4.00%, 11/01/49		259	199,732
2.80%, 01/15/51		977	596,450
2.45%, 08/15/52		767	423,546
Cox Communications, Inc., 5.95%, 09/01/54(b)		666	618,881
Paramount Global 3.70%, 10/04/26		177	174,301
2.90%, 01/15/27		92	90,111
4.38%, 03/15/43		116	89,537
5.85%, 09/01/43		209	190,889
4.90%, 08/15/44		112	90,217
Warnermedia Holdings, Inc., 3.76%, 03/15/27		693	683,471

			10,022,913

Metals & Mining — 0.8%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		1,013	1,038,223
Glencore Canada Corp., 6.20%, 06/15/35		148	157,472
Rio Tinto Finance U.S.A. PLC 5.25%, 03/14/35		251	258,651
5.88%, 03/14/65		285	296,900
Southern Copper Corp., 5.25%, 11/08/42		200	193,736

Security		Par (000)	Value

Metals & Mining (continued)
Steel Dynamics, Inc. 3.25%, 10/15/50	USD	647	$448,525
5.75%, 05/15/55		242	246,736
Vale Overseas Ltd. 3.75%, 07/08/30		346	333,198
6.40%, 06/28/54		563	577,796

			3,551,237

Multi-Utilities — 0.6%
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31		328	295,130
Series AG, 3.00%, 03/01/32		138	126,218
Series AQ, 4.95%, 08/15/35		149	148,460
CenterPoint Energy Resources Corp. 5.25%, 03/01/28		108	110,783
4.00%, 04/01/28		144	143,386
CMS Energy Corp. 2.95%, 02/15/27		259	254,167
4.70%, 03/31/43		101	89,138
4.88%, 03/01/44		95	86,091
Consumers Energy Co. 3.25%, 08/15/46		125	92,336
3.95%, 07/15/47		234	190,136
3.10%, 08/15/50		244	167,587
NiSource, Inc. 5.95%, 06/15/41		141	146,386
5.80%, 02/01/42		238	242,339
4.80%, 02/15/44		99	90,080
5.65%, 02/01/45		177	176,309
3.95%, 03/30/48		113	89,834
5.00%, 06/15/52		97	87,466
5.85%, 04/01/55		89	90,258

			2,626,104

Oil, Gas & Consumable Fuels — 9.6%
Cameron LNG LLC 3.30%, 01/15/35(b)		408	354,266
3.40%, 01/15/38(b)		161	139,600
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		693	673,487
Cheniere Energy Partners LP 4.00%, 03/01/31		1,309	1,262,358
5.95%, 06/30/33		591	625,631
5.75%, 08/15/34		291	302,520
5.55%, 10/30/35(b)		181	184,912
Cheniere Energy, Inc., 5.65%, 04/15/34		1,852	1,909,116
Coterra Energy, Inc. 5.40%, 02/15/35		1,355	1,365,815
5.90%, 02/15/55		275	265,419
DCP Midstream Operating LP 5.13%, 05/15/29		522	533,788
3.25%, 02/15/32		849	773,715
Diamondback Energy, Inc. 3.50%, 12/01/29		807	778,593
3.13%, 03/24/31		1,044	970,005
4.25%, 03/15/52		567	444,923
6.25%, 03/15/53		90	92,171
5.75%, 04/18/54		234	225,246
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		1,010	995,056
Enbridge, Inc., Series 20-A, 5.75%, 07/15/80		2,283	2,304,946
Energy Transfer LP 5.95%, 10/01/43		92	90,835
5.30%, 04/01/44		495	453,381
5.00%, 05/15/44		289	255,632

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP 5.15%, 03/15/45	USD 130	$116,663
5.40%, 10/01/47	111	101,604
6.00%, 06/15/48	90	88,699
5.00%, 05/15/50	851	728,458
5.95%, 05/15/54	95	92,001
6.05%, 09/01/54	1,242	1,219,496
6.20%, 04/01/55	501	504,009
Series 20Y, 5.80%, 06/15/38	174	176,988
EQT Corp. 3.13%, 05/15/26(b)	1,382	1,369,337
7.50%, 06/01/27	174	177,387
4.75%, 01/15/31	853	851,261
3.63%, 05/15/31(b)	614	574,136
5.75%, 02/01/34	2,061	2,156,961
Expand Energy Corp. 5.38%, 02/01/29	5,437	5,438,676
5.88%, 02/01/29(b)	4,576	4,593,009
6.75%, 04/15/29(b)	900	909,391
5.38%, 03/15/30	2,305	2,343,745
Hess Corp. 7.30%, 08/15/31	427	491,677
7.13%, 03/15/33	391	453,748
6.00%, 01/15/40	422	458,711
Kinder Morgan Energy Partners LP 5.00%, 08/15/42	98	89,805
4.70%, 11/01/42	272	239,391
5.50%, 03/01/44	94	90,741
5.40%, 09/01/44	126	120,191
Kinder Morgan, Inc. 5.20%, 03/01/48	99	90,711
3.25%, 08/01/50	1,754	1,163,065
Pioneer Natural Resources Co. 1.90%, 08/15/30	239	214,642
2.15%, 01/15/31	759	682,419
Raizen Fuels Finance SA, 6.70%, 02/25/37(b)	834	803,868
Repsol E&P Capital Markets U.S. LLC 4.81%, 09/16/28(b)	425	426,840
5.20%, 09/16/30(b)	810	815,863
Sabine Pass Liquefaction LLC 5.00%, 03/15/27	87	87,526
4.20%, 03/15/28	101	100,892
Targa Resources Corp., 4.95%, 04/15/52	615	526,425
Viper Energy Partners LLC 4.90%, 08/01/30	447	450,333
5.70%, 08/01/35	644	654,768

		44,404,852

Paper & Forest Products — 0.2%
Georgia-Pacific LLC, 4.40%, 06/30/28(b)	950	958,119

Passenger Airlines — 0.6%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	1,388	1,381,581
United Airlines Pass-Through Trust, Series 2024-1, A, 5.88%, 02/15/37	1,239	1,263,663

		2,645,244

Pharmaceuticals — 0.5%
Eli Lilly & Co. 4.90%, 10/15/35	168	170,187
5.05%, 08/14/54	100	95,396
2.50%, 09/15/60	164	93,047
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	271	261,891

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer, Inc.
4.10%, 09/15/38	USD 320	$290,784
3.90%, 03/15/39	740	653,535
2.55%, 05/28/40	122	89,645
4.30%, 06/15/43	355	311,980
4.40%, 05/15/44	246	219,303
Takeda Pharmaceutical Co. Ltd., 3.38%, 07/09/60	256	167,578

		2,353,346

Residential REITs — 0.3%
American Homes 4 Rent LP
5.50%, 02/01/34	148	152,724
5.50%, 07/15/34	86	88,620
5.25%, 03/15/35	557	562,888
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	134	115,785
4.95%, 01/15/33	109	109,529
5.50%, 08/15/33	149	154,725
2.70%, 01/15/34	102	86,489
4.88%, 02/01/35	331	326,864

		1,597,624

Retail REITs — 0.5%
Brixmor Operating Partnership LP, 2.50%, 08/16/31	100	88,806
Realty Income Corp.
2.85%, 12/15/32	203	181,149
5.13%, 04/15/35	128	130,161
4.65%, 03/15/47	93	82,766
Regency Centers LP, 5.10%, 01/15/35	85	86,077
Simon Property Group LP
4.38%, 10/01/30	943	945,158
4.75%, 09/26/34	90	89,452
5.13%, 10/01/35	837	846,751

		2,450,320

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.
2.80%, 10/01/41	123	91,046
5.30%, 12/15/45	110	108,634
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $738,000)(c)(d)	738	764,789
Applied Materials, Inc.
1.75%, 06/01/30	355	319,142
4.00%, 01/15/31	93	92,081
4.60%, 01/15/36	535	529,461
Broadcom, Inc.
4.15%, 02/15/28	1,615	1,619,212
4.35%, 02/15/30	134	134,658
4.60%, 07/15/30	1,920	1,949,028
4.20%, 10/15/30	200	199,659
5.15%, 11/15/31	1,633	1,696,767
4.55%, 02/15/32	145	146,007
4.80%, 10/15/34	212	213,483
4.93%, 05/15/37(b)	215	214,423
KLA Corp.
5.00%, 03/15/49	168	159,095
3.30%, 03/01/50	919	657,404
4.95%, 07/15/52	99	92,595
Lam Research Corp.
4.88%, 03/15/49	139	129,792
2.88%, 06/15/50	131	87,032
Micron Technology, Inc., 6.05%, 11/01/35	2,489	2,659,343
NVIDIA Corp.
3.50%, 04/01/40	710	608,068

46	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.
3.50%, 04/01/50	USD 380	$291,612
QUALCOMM, Inc.
4.65%, 05/20/35	91	91,451
5.00%, 05/20/35	1,164	1,188,385

		14,043,167

Software — 2.0%
AppLovin Corp.
5.50%, 12/01/34	665	686,444
5.95%, 12/01/54	951	963,416
Oracle Corp.
3.60%, 04/01/40	633	508,389
4.13%, 05/15/45	336	270,000
4.00%, 07/15/46	1,663	1,295,433
6.00%, 08/03/55	372	373,453
5.95%, 09/26/55	975	972,001
Roper Technologies, Inc., 4.25%, 09/15/28	535	537,499
Stripe, Inc., 5.04%, 09/26/30 (Acquired 09/26/25, cost $1,600,000)(d)	1,600	1,600,000
Synopsys, Inc., 5.70%, 04/01/55	584	589,391
VMware LLC, 2.20%, 08/15/31	1,787	1,576,174

		9,372,200

Specialized REITs — 0.2%
Extra Space Storage LP
4.95%, 01/15/33	668	671,940
5.40%, 06/15/35	238	243,134

		915,074

Technology Hardware, Storage & Peripherals — 0.0%
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	235	224,745

Tobacco — 2.4%
Altria Group, Inc.
5.63%, 02/06/35	620	643,645
3.40%, 02/04/41	1,249	968,108
3.88%, 09/16/46	155	118,811
3.70%, 02/04/51	320	230,588
6.20%, 02/14/59	89	92,417
BAT Capital Corp.
4.54%, 08/15/47	1,113	933,294
4.76%, 09/06/49	738	628,056
5.28%, 04/02/50	100	91,266
5.65%, 03/16/52	1,029	984,458
7.08%, 08/02/53	110	126,082
BAT International Finance PLC, 5.93%, 02/02/29	841	883,207
Imperial Brands Finance PLC, 4.50%, 06/30/28(b)	1,510	1,519,702
Philip Morris International, Inc.
5.13%, 11/17/27	1,148	1,172,894
4.90%, 11/01/34	142	143,117
4.88%, 04/30/35	2,478	2,479,420

		11,015,065

Trading Companies & Distributors — 0.9%
Air Lease Corp.
2.88%, 01/15/26	596	593,366
5.30%, 06/25/26	730	734,833
1.88%, 08/15/26	2,393	2,343,237
2.20%, 01/15/27	423	411,462

		4,082,898

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 4.38%, 04/22/49	221	187,529
Rogers Communications, Inc., 3.80%, 03/15/32	828	782,160

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S.A., Inc. 4.38%, 04/15/40	USD 180	$162,529
3.00%, 02/15/41	142	106,702
4.50%, 04/15/50	132	111,041
3.30%, 02/15/51	158	107,690
3.40%, 10/15/52	380	260,376
6.00%, 06/15/54	106	109,749
5.25%, 06/15/55	211	196,417

		2,024,193

Total Corporate Bonds — 86.5%
(Cost: $394,347,746)		401,470,414

Foreign Agency Obligations

Mexico — 1.2%
Petroleos Mexicanos 5.35%, 02/12/28	2,275	2,261,350
6.50%, 01/23/29	2,033	2,067,561
6.70%, 02/16/32	1,131	1,121,104

		5,450,015

Panama — 0.0%
Banco Nacional de Panama, 2.50%, 08/11/30(b)	360	314,294

Total Foreign Agency Obligations — 1.2% (Cost: $5,727,345)		5,764,309

Foreign Government Obligations

Chile — 0.0%
Republic of Chile, 3.25%, 09/21/71	338	211,250

Hungary — 0.2%
Hungary Government International Bond, 6.75%, 09/23/55(b)	1,013	1,073,516

Israel — 0.2%
State of Israel, 5.75%, 03/12/54	768	726,943

Kuwait — 0.7%
Kuwait International Government Bond, 4.14%, 10/09/30(b)	3,024	3,024,000

Mexico — 2.4%
Eagle Funding Luxco S.a.r.l., 5.50%, 08/17/30(b)	4,495	4,564,673
United Mexican States 5.38%, 03/22/33	2,275	2,272,725
6.05%, 01/11/40	168	169,366
4.35%, 01/15/47	504	389,592
4.40%, 02/12/52	501	374,247
6.34%, 05/04/53	405	393,907
7.38%, 05/13/55	2,644	2,909,722

		11,074,232

Panama — 0.4%
Republic of Panama, 6.88%, 01/31/36	1,516	1,616,056

Paraguay — 0.2%
Paraguay Government International Bond 5.60%, 03/13/48(b)	320	303,120
6.65%, 03/04/55(b)	711	757,393

		1,060,513

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.3%
Republic of Peru 6.20%, 06/30/55	USD 1,007	$1,049,818
2.78%, 12/01/60	971	544,731

		1,594,549

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia, 5.13%, 01/13/28(b)	925	944,016

Uruguay — 0.2%
Oriental Republic of Uruguay 5.10%, 06/18/50	101	95,697
4.98%, 04/20/55	818	746,834

		842,531

Total Foreign Government Obligations — 4.8%
(Cost: $21,356,934)		22,167,606

Municipal Bonds

California — 0.3%
State of California, GO, 7.63%, 03/01/40	950	1,149,696

Illinois — 0.2%
Chicago O’Hare International Airport RB, Series B, 6.40%, 01/01/40	1,000	1,115,104

New York — 0.3%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	985	1,174,876
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	385	327,443

		1,502,319

Total Municipal Bonds — 0.8%
(Cost: $3,715,351)		3,767,119

Preferred Securities

Capital Trusts — 5.6%

Banks — 2.0%
Bank of America Corp. 6.25%(i)	750	759,582
Series RR, 4.38%(i)	292	287,208
Bank of Montreal, Series 6, 6.88%, 11/26/85	660	671,705
Bank of Nova Scotia (The), 8.00%, 01/27/84	421	451,811
Barclays PLC 6.13%(i)	653	653,111
7.63%(i)	370	392,083
BNP Paribas SA, 7.75%(b)(i)	647	685,103
Citigroup, Inc.
Series EE, 6.75%(i)	703	713,732
Series FF, 6.95%(i)	839	861,659
Series GG, 6.88%(i)	1,620	1,669,502
Series T, 6.25%(i)	286	287,804
Series X, 3.88%(i)	579	573,651
JPMorgan Chase & Co., Series KK, 3.65%(i)	127	125,607
Lloyds Banking Group PLC, 6.75%(i)	271	273,859
NatWest Group PLC, 6.00%(i)	654	654,757
Wells Fargo & Co., Series BB, 3.90%(i)	384	380,271

		9,441,445

Capital Markets — 0.5%
Charles Schwab Corp. (The), Series K, 5.00%(i)	121	120,433
Goldman Sachs Group, Inc. (The)
Series U, 3.65%(i)	197	192,953
Series V, 4.13%(i)	183	179,951

Security	Par (000)	Value

Capital Markets (continued)
UBS Group AG 7.00%(b)(i)	USD 505	$517,499
7.00%(b)(i)	550	560,686
7.13%(b)(i)	580	596,795

		2,168,317

Consumer Finance — 0.1%
American Express Co., 3.55%(i)	377	369,795
Capital One Financial Corp., Series M, 3.95%(i)	162	159,031

		528,826

Electric Utilities — 1.0%
Alliant Energy Corp., 5.75%, 04/01/56	590	590,738
American Electric Power Co., Inc.
Series C, 5.80%, 03/15/56	925	921,759
Series D, 6.05%, 03/15/56	445	445,626
Dominion Energy, Inc. 6.20%, 02/15/56	90	90,589
6.63%, 05/15/55	83	85,899
Edison International, 8.13%, 06/15/53	1,632	1,667,910
NextEra Energy Capital Holdings, Inc., 3.80%, 03/15/82	829	808,408

		4,610,929

Health Care Equipment & Supplies — 0.0%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55	220	226,740

Multi-Utilities — 1.2%
CenterPoint Energy, Inc. 5.95%, 04/01/56	1,160	1,160,000
6.70%, 05/15/55	113	116,696
Series A, 7.00%, 02/15/55	600	625,224
Series B, 6.85%, 02/15/55	188	199,412
Sempra, 6.88%, 10/01/54	3,242	3,359,263

		5,460,595

Oil, Gas & Consumable Fuels — 0.8%
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77	1,846	1,844,015
TransCanada Trust, Series 16-A, 5.88%, 08/15/76	1,835	1,836,107

		3,680,122

Total Preferred Securities — 5.6%
(Cost: $25,781,000)		26,116,974

Total Long-Term Investments — 98.9%
(Cost: $450,928,376)		459,286,422

48	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.5%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.98%(j)	6,946,842	$6,946,842

Total Short-Term Securities — 1.5%
(Cost: $6,946,842)		6,946,842

Options Purchased — 0.1%
(Cost: $345,916)		273,778

Total Investments Before Options Written — 100.5%
(Cost: $458,221,134)		466,507,042

Options Written — (0.1)%
(Premiums Received: $(441,469))		(667,354)

Total Investments Net of Options Written — 100.4%
(Cost: $457,779,665)		465,839,688

Liabilities in Excess of Other Assets — (0.4)%		(1,634,187)

Net Assets — 100.0%		$464,205,501

(a)	When-issued security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,013,139, representing 0.9% of its net assets as of period end, and an original cost of $3,958,000.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Zero-coupon bond.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Perpetual security with no stated maturity date.

(j)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	175	12/19/25	$20,398	$(126,797)
U.S. Treasury Notes (10 Year)	129	12/19/25	14,510	47,429
U.S. Ultra Treasury Bonds	4	12/19/25	480	(303)

				(79,671)

Short Contracts
U.S. Ultra Treasury Notes (10 Year)	49	12/19/25	5,639	20,772
U.S. Treasury Notes (2 Year)	73	12/31/25	15,211	20,487
U.S. Treasury Notes (5 Year)	49	12/31/25	5,349	859

				42,118

				$(37,553)

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)		Value
Call
10-Year Interest Rate Swap, 05/09/36	1-day SOFR, 4.24%	Annual	3.20%	Annual	Bank of America N.A.	05/07/26	3.20%	USD	4,100	$28,270
10-Year Interest Rate Swap, 05/14/36	1-day SOFR, 4.24%	Annual	3.35%	Annual	JPMorgan Chase Bank N.A.	05/12/26	3.35%	USD	6,850	69,525
30-Year Interest Rate Swap, 06/11/56	1-day SOFR, 4.24%	Annual	3.48%	Annual	Bank of America N.A.	06/09/26	3.48%	USD	4,910	82,793
30-Year Interest Rate Swap, 06/11/56	1-day SOFR, 4.24%	Annual	3.53%	Annual	Bank of America N.A.	06/09/26	3.53%	USD	4,910	93,190

										$273,778

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)	Value
Put
2-Year Interest Rate Swap, 09/12/28	1-day SOFR, 4.24%	Annual	3.31%	Annual	JPMorgan Chase Bank N.A.	09/10/26	3.31%	USD 133,300	$(667,354)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	USD 12,045	$(276,830)	$(274,759)	$(2,071)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	(000)	Value	(Received)	(Depreciation)
2.94%	Annual	1-day SOFR, 4.24%	Annual	09/14/26	(a)	09/14/28	USD 44,119	$201,629	$—	$201,629
1-day SOFR, 4.24%	Annual	3.76%	Annual	05/07/26	(a)	05/07/36	USD 300	1,930	(104)	2,034
1-day SOFR, 4.24%	Annual	3.80%	Annual	05/07/26	(a)	05/07/36	USD 420	4,067	(213)	4,280
1-day SOFR, 4.24%	Annual	3.83%	Annual	05/07/26	(a)	05/07/36	USD 340	4,289	(82)	4,371
3.50%	Annual	1-day SOFR, 4.24%	Annual	05/07/26	(a)	05/07/36	USD 2,725	40,405	—	40,405
3.56%	Annual	1-day SOFR, 4.24%	Annual	05/07/26	(a)	05/07/36	USD 1,310	12,455	—	12,455
3.71%	Annual	1-day SOFR, 4.24%	Annual	05/07/26	(a)	05/07/36	USD 450	(978)	—	(978)
3.76%	Annual	1-day SOFR, 4.24%	Annual	05/07/26	(a)	05/07/36	USD 940	(6,211)	27	(6,238)
1-day SOFR, 4.24%	Annual	3.86%	Annual	05/11/26	(a)	05/11/36	USD 4,650	69,036	—	69,036
3.52%	Annual	1-day SOFR, 4.24%	Annual	05/12/26	(a)	05/12/36	USD 580	7,739	(535)	8,274
3.67%	Annual	1-day SOFR, 4.24%	Annual	05/11/26	(a)	05/14/36	USD 4,940	4,677	—	4,677
1-day SOFR, 4.24%	Annual	4.00%	Annual	05/15/26	(a)	05/15/36	USD 928	24,258	—	24,258
1-day SOFR, 4.24%	Annual	4.12%	Annual	12/31/25	(a)	11/15/43	USD 5,080	113,951	(3,853)	117,804
3.83%	Annual	1-day SOFR, 4.24%	Annual	06/09/26	(a)	06/09/56	USD 540	9,103	391	8,712
3.83%	Annual	1-day SOFR, 4.24%	Annual	06/11/26	(a)	06/11/56	USD 2,660	43,853	—	43,853

								$530,203	$(4,369)	$534,572

(a)	Forward Swap.

50	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Toll Brothers Finance Corp.	1.00%	Quarterly	Bank of America N.A.	06/20/30	USD	111	$(1,273)	$92	$(1,365)
Toll Brothers Finance Corp.	1.00	Quarterly	Bank of America N.A.	06/20/30	USD	74	(849)	31	(880)
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	11,417	(174,527)	(156,212)	(18,315)
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	1,141	(17,442)	(15,612)	(1,830)
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	11,102	(169,403)	(165,764)	(3,639)
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	5,343	(81,532)	(79,823)	(1,709)
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	1,577	(15,225)	(17,853)	2,628
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	387	(3,736)	(4,164)	428
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	915	(8,834)	(10,738)	1,904

							$(472,821)	$(450,043)	$(22,778)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	1.00%	Quarterly	Bank of America N.A.	06/20/26	A	USD 2,240	$13,941	$12,491	$1,450
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD 655	12,252	7,080	5,172
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD 139	2,600	1,664	936
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD 139	2,600	1,661	939
AT&T Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/29	BBB	USD 177	3,311	1,913	1,398
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 328	41,884	37,425	4,459
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 292	37,287	33,495	3,792
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 125	15,962	14,028	1,934
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 139	17,750	15,945	1,805
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 208	26,536	23,421	3,115
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 125	15,962	13,952	2,010
Ford Motor Co.	5.00	Quarterly	Deutsche Bank AG	06/20/29	BBB-	USD 118	15,015	13,374	1,641
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 655	9,687	4,699	4,988
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 207	3,061	1,214	1,847
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 138	2,041	946	1,095
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 207	3,061	1,712	1,349
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 137	2,026	1,040	986
Freeport-McMoRan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD 219	3,239	1,663	1,576
Freeport-McMoRan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD 148	2,189	782	1,407
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD 396	7,533	5,731	1,802
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD 284	5,402	3,946	1,456
Teck Resources Ltd.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD 790	129,287	99,267	30,020
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD 2,767	51,228	39,080	12,148
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD 320	5,924	4,417	1,507
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD 377	6,980	5,661	1,319
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD 503	9,312	7,552	1,760
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD 1,475	27,308	22,108	5,200
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD 415	7,683	6,366	1,317
Boeing Co. (The)	1.00	Quarterly	Bank of America N.A.	12/20/30	BBB-	USD 1,089	18,430	16,684	1,746

							$499,491	$399,317	$100,174

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swap/Options Premiums Paid	Swap/Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Centrally Cleared Swaps(a)	$418	$(279,546)	$541,788	$(9,287)	$—
OTC Swaps	399,440	(450,166)	105,134	(27,738)	—
Options Written	N/A	(441,469)	—	(225,885)	(667,354)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$89,547	$—	$89,547
Options purchased
Investments at value — unaffiliated(b)	—	—	—	—	273,778	—	273,778
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	541,788	—	541,788
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	504,574	—	—	—	—	504,574

	$—	$504,574	$—	$—	$905,113	$—	$1,409,687

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$127,100	$—	$127,100
Options written
Options written at value	—	—	—	—	667,354	—	667,354
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	2,071	—	—	7,216	—	9,287
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	477,904	—	—	—	—	477,904

	$—	$479,975	$—	$—	$801,670	$—	$1,281,645

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

52	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(77,490)	$—	$(77,490)
Options purchased(a)	—	—	—	—	(248,908)	—	(248,908)
Options written	—	—	—	—	302,245	—	302,245
Swaps	—	105,722	—	—	(688,605)	—	(582,883)

	$—	$105,722	$—	$—	$(712,758)	$—	$(607,036)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(203,949)	$—	$(203,949)
Options purchased(b)	—	—	—	—	(530,296)	—	(530,296)
Options written	—	—	—	—	(166,597)	—	(166,597)
Swaps	—	(17,236)	—	—	908,833	—	891,597

	$—	$(17,236)	$—	$—	$7,991	$—	$(9,245)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$35,025,453
Average notional value of contracts — short	16,701,559
Options:
Average notional value of swaption contracts purchased	29,872,500
Average notional value of swaption contracts written	114,360,000
Credit default swaps:
Average notional value — buy protection	32,938,420
Average notional value — sell protection	13,691,413
Total return swaps:
Average notional value	—(a)
Interest rate swaps:
Average notional value — pays fixed rate	60,884,000
Average notional value — receives fixed rate	53,904,500

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$5,965	$58,954
Options(a)	273,778	667,354
Swaps — centrally cleared	—	16,757
Swaps — OTC(b)	504,574	477,904

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$784,317	$1,220,969

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,965)	(75,711)

Total derivative assets and liabilities subject to an MNA	$778,352	$1,145,258

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)

Bank of America N.A.	$558,743	$(2,245)	$(556,498)	$—	$—
Barclays Bank PLC	108,435	—	—	—	108,435
Deutsche Bank AG	18,326	—	—	(18,326)	—
JPMorgan Chase Bank N.A.	92,848	(92,848)	—	—	—

	$778,352	$(95,093)	$(556,498)	$(18,326)	$108,435

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)

Bank of America N.A.	$2,245	$(2,245)	$—	$—	$—
JPMorgan Chase Bank N.A.	1,143,013	(92,848)	—	(1,050,165)	—

	$1,145,258	$(95,093)	$—	$(1,050,165)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$398,977,275	$2,493,139	$401,470,414
Foreign Agency Obligations	—	5,764,309	—	5,764,309
Foreign Government Obligations	—	22,167,606	—	22,167,606
Municipal Bonds	—	3,767,119	—	3,767,119
Preferred Securities	—	26,116,974	—	26,116,974
Short-Term Securities
Money Market Funds	6,946,842	—	—	6,946,842
Options Purchased
Interest Rate Contracts	—	273,778	—	273,778

	$6,946,842	$457,067,061	$2,493,139	$466,507,042

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$105,134	$—	$105,134
Interest Rate Contracts	89,547	541,788	—	631,335

54	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series C Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Credit Contracts	$—	$(29,809)	$—	$(29,809)
Interest Rate Contracts	(127,100)	(674,570)	—	(801,670)

	$(37,553)	$(57,457)	$—	$(95,010)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps, futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) September 30, 2025	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks

Building Products — 0.1%

TimberHP by GO Lab, Inc.(a) (Cost: $155)		90,157	$604,954

		Par (000)

Corporate Bonds

Ground Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30(b)	USD	346	141,860

Total Corporate Bonds — 0.0% (Cost: $251,899)			141,860

Municipal Bonds

Alabama — 3.3%
Baldwin County IDA, RB, AMT, Series A, 5.00%, 06/01/55(b)(c)		1,195	1,212,592
Black Belt Energy Gas District
RB, Series A, 5.25%, 05/01/56(c)		1,260	1,308,656
Refunding RB, 4.00%, 06/01/51(c)		1,100	1,122,439
Hoover IDB, RB, AMT, 6.38%, 11/01/50(c)		1,295	1,430,365
Mobile County IDA
RB, AMT, Series A, 5.00%, 06/01/54		5,740	5,492,343
RB, AMT, Series B, 4.75%, 12/01/54		3,220	2,967,015
Southeast Energy Authority A Cooperative District
RB, Series A, 4.00%, 11/01/51(c)		1,785	1,829,874
RB, Series A, 5.00%, 01/01/56(c)		1,000	1,050,271

			16,413,555

Arizona — 2.4%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	247,220
RB, 7.10%, 01/01/55(b)		900	908,268
RB, 5.00%, 07/01/55(b)		285	251,916
RB, Series B, 5.13%, 07/01/47(b)		195	183,942
Refunding RB, 5.50%, 07/01/52(b)		610	572,126
Refunding RB, Series A, 5.00%, 07/01/26(b)		75	75,478
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	606,043
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	168,996
City of Phoenix IDA (The), RB, 5.00%, 07/01/46(b)		570	544,304
County of Pima IDA (The)
RB, 5.13%, 07/01/39		145	138,148
RB, 5.25%, 07/01/49		180	158,643
Refunding RB, 4.00%, 06/15/51(b)		625	481,443
Refunding RB, 5.00%, 07/01/56(b)		295	241,726
Glendale IDA, RB, 5.00%, 05/15/56		305	256,703
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	272,117
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	231,298
RB, 5.50%, 10/01/51(b)		280	213,726
RB, AMT, 4.00%, 10/15/47(b)		5,970	4,924,215
Sierra Vista IDA
RB, 5.00%, 06/15/34(b)		45	47,155
RB, 5.00%, 06/15/44(b)		395	375,126
RB, 5.00%, 06/15/54(b)		440	391,995
RB, 6.38%, 06/15/64(b)		445	458,604

			11,749,192

Arkansas — 0.9%
Arkansas Development Finance Authority
RB, AMT, 4.75%, 09/01/49(b)		1,410	1,360,159
RB, AMT, 5.45%, 09/01/52		2,000	1,952,486

Security		Par (000)	Value

Arkansas (continued)
Arkansas Development Finance Authority
RB, AMT, 5.70%, 05/01/53	USD	350	$351,961
RB, AMT, Series A, 6.88%, 07/01/48(b)		900	966,099

			4,630,705

California — 7.8%
California HFA
RB, Series 2021-3, Class A, 3.25%, 08/20/36		920	877,557
RB, Series S, 8.00%, 07/01/67(b)(c)		1,575	1,625,158
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Series A, 9.50%, 01/01/65(b)(c)		19,770	18,027,760
California Municipal Finance Authority
RB, 5.63%, 07/01/44(b)		150	149,998
RB, AMT, 4.00%, 07/15/29		2,500	2,510,732
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)		2,250	2,064,877
California School Finance Authority, Refunding RB, 5.00%, 07/01/51(b)		300	299,990
California Statewide Communities Development Authority, RB, Series A, 7.50%, 03/01/68(b)(c)		745	769,569
California Statewide Financing Authority
RB, 6.00%, 05/01/43		315	315,018
RB, 6.00%, 05/01/43		85	85,005
City of Los Angeles Department of Airports, Refunding RB, AMT, Series D, 4.00%, 05/15/51		4,000	3,592,027
CSCDA Community Improvement Authority
RB, 4.00%, 07/01/56(b)		205	158,237
RB, 4.00%, 03/01/57(b)		505	374,924
RB, 4.00%, 07/01/58(b)		300	162,867
RB, 4.00%, 07/01/58(b)		265	164,776
RB, Series A, 3.00%, 09/01/56(b)		1,090	722,629
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(d)		41,890	4,433,634
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)		1,045	501,315
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)		3,845	1,836,062

			38,672,135

Colorado — 5.0%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	941,013
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	472,693
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)		500	436,017
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54		530	537,178
Canyons Metropolitan District No. 5, GO, Refunding,
Series B, 6.50%, 12/15/54		500	502,317
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	144,300
Colorado Educational & Cultural Facilities Authority
RB, Series 1, 6.88%, 02/01/59(b)		1,200	1,243,874
RB, Series B, 8.50%, 02/01/59(b)		3,590	3,857,485
Refunding RB, 4.00%, 12/01/30(b)		100	99,742
Refunding RB, 5.00%, 12/15/45(b)		500	483,907
Colorado Health Facilities Authority
RB, 5.50%, 11/01/47		120	125,032
RB, 5.25%, 11/01/52		305	309,361
RB, Series A, 5.00%, 05/15/35		250	219,119
RB, Series A, 5.00%, 05/15/44		270	207,132
RB, Series A, 5.00%, 05/15/49		420	305,621

56	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colorado (continued)
Creekwalk Marketplace Business Improvement District
Refunding RB, Series A, 6.00%, 12/01/54	USD	2,025	$1,865,569
Refunding RB, Series B, 8.00%, 12/15/54		513	515,970
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	928,461
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33		500	511,532
Gold Hill North Business Improvement District, GO, Series A, 5.60%, 12/01/54(b)		500	471,525
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	481,198
Independence Metropolitan District No. 3
GO, Series B, 7.13%, 12/15/54		500	505,135
GO, Refunding, Series A, 5.38%, 12/01/54		680	669,028
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50		500	378,585
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	441,937
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	492,280
North Range Metropolitan District No. 3, GO, Series A, 5.25%, 12/01/50		500	501,001
Orchard Park Place South Metropolitan District, GO, 6.00%, 12/01/54(b)		940	956,944
Palisade Metropolitan District No. 2, Refunding RB, Series B, 0.00%, 12/15/54(b)		1,020	959,836
Redtail Ridge Metropolitan District, GO, 0.00%, 12/01/32(d)		3,999	2,511,254
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/42		500	494,634
Sojourn at Idlewild Metropolitan District, GO, Series A, 6.13%, 12/01/55(b)		500	508,350
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/37		250	251,095
St. Vrain Lakes Metropolitan District No. 4, GO, Series A, 0.00%, 09/20/54(b)		765	545,011
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	510,787
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	472,269

			24,857,192

Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority
RB, 5.38%, 07/01/54		775	754,751
RB, Series A, 5.00%, 01/01/55(b)		570	447,242
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		2,430	2,429,880
Stamford Housing Authority
Refunding RB, Series A, 6.50%, 10/01/55		375	380,460
Refunding RB, Series A, 6.25%, 10/01/60		260	257,890

			4,270,223

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)		662	655,124
Town of Bridgeville
Special Tax Bonds, 5.25%, 07/01/44(b)		100	104,548
Special Tax Bonds, 5.63%, 07/01/53(b)		100	104,541
Town of Milton
Special Tax Bonds, 5.70%, 09/01/44(b)		150	151,141
Special Tax Bonds, 5.95%, 09/01/53(b)		300	302,655

			1,318,009

Security		Par (000)	Value

District of Columbia — 0.9%
District of Columbia, Refunding RB, 5.00%, 06/01/46	USD	580	$562,396
District of Columbia Tobacco Settlement Financing Corp.
RB, Series A, 0.00%, 06/15/46(d)		625	141,402
RB, Series B, 0.00%, 06/15/46(d)		10,325	2,199,838
RB, Series C, 0.00%, 06/15/55(d)		17,300	1,572,273

			4,475,909

Florida — 13.4%
Alachua County Housing Finance Authority, RB, Series A, 6.30%, 07/01/55(b)(c)		250	256,332
Antillia Community Development District, Special Assessment RB, 5.88%, 05/01/54		220	223,864
Arbors Community Development District, Special Assessment RB, 5.50%, 05/01/55(b)		1,000	955,748
Bella Collina Community Development District, Special Assessment RB, 5.30%, 05/01/55		155	151,244
Bella Tara Community Development District
Special Assessment RB, 5.88%, 05/01/45		290	292,839
Special Assessment RB, 6.13%, 05/01/56		450	454,692
Bellehaven Community Development District, Special Assessment RB, 6.05%, 05/01/55		500	506,503
Berry Bay II Community Development District, Special Assessment RB, 5.45%, 05/01/54		225	219,788
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/26(b)		475	474,523
Refunding RB, 4.00%, 11/15/28(b)		510	510,342
Refunding RB, 4.00%, 11/15/30(b)		555	544,019
Refunding RB, 4.00%, 11/15/34(b)		650	619,069
Buckhead Trails Community Development District
Special Assessment RB, 5.60%, 05/01/44		305	297,985
Special Assessment RB, Series 2022, 5.75%, 05/01/52		210	213,064
Capital Projects Finance Authority
RB, Series 1, 9.00%, 06/15/42(b)		115	115,010
RB, Series 1, 7.50%, 06/15/65(b)		925	941,946
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		345	345,844
Capital Trust Agency, Inc.
RB, 5.00%, 01/01/55(b)		1,570	1,317,130
RB, 4.88%, 06/15/56(b)		1,335	1,015,071
RB, 0.00%, 07/01/61(b)(d)		7,255	614,460
RB, Series A, 5.00%, 06/15/49(b)		100	88,537
RB, Series A, 5.75%, 06/01/54(b)		420	336,338
RB, Series A, 5.00%, 12/15/54		285	247,821
Capital Trust Authority
RB, Series A, 5.00%, 07/01/44(b)		200	188,592
RB, Series A, 5.25%, 07/01/54(b)		350	324,737
Refunding RB, Series A, 4.75%, 06/15/40(b)		135	129,797
Refunding RB, Series A, 5.13%, 06/15/50(b)		125	116,879
Refunding RB, Series A, 5.25%, 06/15/59(b)		170	157,628
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45(e)(f)		235	176,250
Coastal Ridge Community Development District
Special Assessment RB, 5.75%, 05/01/45		600	613,397
Special Assessment RB, 6.00%, 05/01/55		465	472,907
Coral Creek Community Development District, Special Assessment RB, 5.75%, 05/01/54		135	136,236
County of Lee Airport Revenue, RB, AMT, 5.25%, 10/01/49		2,145	2,188,206
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%, 10/01/52		460	465,417
County of Okaloosa, RB, 05/15/60(b)(g)		450	452,782

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Florida (continued)
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(d)	USD	935	$307,404
Refunding RB, Series A-2, 0.00%, 10/01/47(d)		900	270,728
Refunding RB, Series A-2, 0.00%, 10/01/48(d)		635	185,103
Refunding RB, Series A-2, 0.00%, 10/01/52(d)		525	116,289
Crossings Community Development District, Special Assessment RB, 5.60%, 05/01/54		145	145,168
Crosswinds East Community Development District, Special Assessment RB, 5.75%, 05/01/54		105	105,961
Curiosity Creek Community Development District
Special Assessment RB, 5.40%, 05/01/44(b)		110	110,791
Special Assessment RB, 5.70%, 05/01/55(b)		180	181,981
Cypress Creek Reserve Community Development District
Special Assessment RB, 5.75%, 05/01/45		200	204,582
Special Assessment RB, 6.00%, 05/01/56		300	305,299
Darby Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/35		500	504,514
Escambia County Health Facilities Authority
Refunding RB, 4.00%, 08/15/45		3,060	2,613,442
Refunding RB, (AGM), 3.00%, 08/15/50		2,500	1,717,594
Florida Development Finance Corp.
RB, 5.25%, 06/01/55(b)		645	577,961
RB, 5.13%, 06/15/55(b)		2,490	2,041,795
RB, Series A, 6.13%, 06/15/44(b)		45	45,007
RB, Series C, 5.75%, 12/15/56(b)		370	311,260
RB, AMT, 6.13%, 07/01/32(b)(c)		1,375	1,389,918
RB, AMT, Series A, 4.38%, 10/01/54(b)(c)		680	682,698
RB, AMT, Series A, 12.00%, 07/15/59(b)(c)(e)(f)		2,330	1,444,600
Refunding RB, 4.00%, 06/01/46(b)		300	236,257
Refunding RB, Series A, 4.50%, 12/15/56(b)		1,085	806,303
Refunding RB, AMT, 14.00%, 07/15/32(b)(c)(e)(f)		1,360	843,200
Refunding RB, AMT, (AGM), 5.00%, 07/01/44		1,960	1,900,130
Refunding RB, AMT, (AGM), 5.25%, 07/01/47		500	487,563
Refunding RB, AMT, (AGM), 5.25%, 07/01/53		1,100	1,072,500
Florida Local Government Finance Commission, RB, Series A, 6.88%, 11/15/64(b)		1,200	1,233,493
Gardens at Hammock Beach Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/55		710	705,364
Gas Worx Community Development District, Special Assessment RB, 5.75%, 05/01/45(b)		450	455,890
Golden Gem Community Development District, Special Assessment RB, 6.00%, 05/01/55		1,185	1,180,321
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	190,151
Special Assessment RB, 4.50%, 05/01/52		235	200,134
Greenbriar Community Development District
Special Assessment RB, 5.65%, 05/01/45		185	185,461
Special Assessment RB, 5.88%, 05/01/54		220	221,020
Hammock Oaks Community Development District
Special Assessment RB, 5.85%, 05/01/44		265	264,879
Special Assessment RB, 5.55%, 05/01/45(b)		220	220,845
Special Assessment RB, 5.75%, 05/01/55(b)		335	332,109
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	348,398
Hillcrest Preserve Community Development District, Special Assessment RB, 5.30%, 05/01/54(b)		270	258,014
Hobe-St. Lucie Conservancy District, Special Assessment RB, 5.88%, 05/01/55		165	167,732
Ibis Landing Community Development District Special Assessment RB, 5.70%, 06/15/45		100	101,888

Security		Par (000)	Value

Florida (continued)
Ibis Landing Community Development District Special Assessment RB, 5.88%, 06/15/55	USD	125	$126,099
Kings Creek I Community Development District, Special Assessment RB, 6.00%, 05/01/55		430	435,689
Kissimmee Park Community Development District
Special Assessment RB, 5.88%, 05/01/45		270	272,159
Special Assessment RB, 6.13%, 05/01/56		225	226,916
Lakes of Sarasota Community Development District 2
Special Assessment RB, Series A, 5.50%, 05/01/45		630	621,406
Special Assessment RB, Series A, 5.70%, 05/01/55		765	752,980
Lakewood Ranch Stewardship District
Special Assessment RB, 3.25%, 05/01/29		225	220,807
Special Assessment RB, 4.75%, 05/01/29		180	182,087
Special Assessment RB, 4.88%, 05/01/35		150	150,001
Special Assessment RB, 4.40%, 05/01/39		520	483,158
Special Assessment RB, 5.50%, 05/01/40		335	344,129
Special Assessment RB, 5.30%, 05/01/44		100	99,366
Special Assessment RB, 5.80%, 05/01/45		405	412,852
Special Assessment RB, 5.45%, 05/01/48		365	363,439
Special Assessment RB, 5.55%, 05/01/54		105	104,052
Special Assessment RB, 5.50%, 05/01/55		765	750,905
Special Assessment RB, 6.00%, 05/01/56		1,135	1,148,371
Lee County IDA, RB, Series B-1, 4.75%, 11/15/29		260	262,136
Lowery Hills Community Development District
Special Assessment RB, 5.63%, 05/01/45(b)		160	159,794
Special Assessment RB, 5.85%, 05/01/55(b)		220	216,913
LT Ranch Community Development District
Special Assessment RB, 5.50%, 05/01/44		205	207,030
Special Assessment RB, 5.85%, 05/01/54		150	152,384
LTC Ranch West Residential Community Development District, Special Assessment RB, 5.70%, 05/01/44		115	113,136
Malabar Springs Community Development District
Special Assessment RB, 5.20%, 05/01/44		165	162,027
Special Assessment RB, 5.50%, 05/01/54		250	245,978
Marion Ranch Community Development District, Special Assessment RB, 5.95%, 05/01/54		280	286,332
Newfield Community Development District, Special Assessment RB, 5.90%, 05/01/56		805	812,988
Normandy Community Development District, Special Assessment RB, 5.55%, 05/01/54(b)		415	411,261
North AR-1 Pasco Community Development District
Special Assessment RB, Series A, 5.75%, 05/01/44		65	66,750
Special Assessment RB, Series A, 6.00%, 05/01/54		70	71,820
Orange County Health Facilities Authority
RB, 5.00%, 08/01/35		250	250,315
Refunding RB, Series A, 4.50%, 10/01/56		5,000	4,684,797
Palm Beach County Health Facilities Authority, RB, 5.75%, 11/01/50		210	220,710
Parker Road Community Development District, Special Assessment Refunding RB, 3.38%, 05/01/30		335	327,918
Parrish Lakes Community Development District, Special Assessment RB, 5.80%, 05/01/54		450	440,536
Parrish Plantation Community Development District
Special Assessment RB, 5.80%, 05/01/44		115	118,488
Special Assessment RB, 6.05%, 05/01/54		230	236,755
Pioneer Ranch Community Development District, Special Assessment RB, 5.30%, 05/01/55		985	913,984
Poitras East Community Development District, Special Assessment RB, 5.00%, 05/01/43		355	341,808
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	95,775
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	338,013

58	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Florida (continued)
Preserve at South Branch Community Development District, Special Assessment RB, 3.50%, 11/01/30	USD	200	$196,788
Reflection Bay Community Development District
Special Assessment RB, 5.63%, 05/01/45		125	126,687
Special Assessment RB, 5.88%, 05/01/55		205	206,732
Sandridge Community Development District, Special Assessment RB, Series A1, 4.00%, 05/01/51		130	106,892
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	536,870
Seminole Palms Community Development District, Special Assessment RB, 5.50%, 05/01/55(b)		265	260,119
Shadowlawn Community Development District, Special Assessment RB, 5.85%, 05/01/54		920	894,136
Solaeris Community Development District, Special Assessment RB, 6.00%, 05/01/45(b)		720	735,726
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		365	337,153
Tolomato Community Development District
Special Assessment RB, 4.80%, 05/01/44		600	559,197
Special Assessment RB, 5.13%, 05/01/54		605	571,791
Tradition Community Development District No. 9
Special Assessment RB, 5.40%, 05/01/45		160	158,569
Special Assessment RB, 5.65%, 05/01/56		225	220,866
Trout Creek Community Development District, Special Assessment RB, 5.00%, 05/01/28		135	136,718
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49		705	710,446
West Villages Improvement District
Special Assessment RB, 4.75%, 05/01/39		190	181,840
Special Assessment RB, 5.00%, 05/01/50		290	268,329
Special Assessment RB, 5.63%, 05/01/54		220	220,162
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		605	599,814
Westside Haines City Community Development District, Special Assessment RB, 6.00%, 05/01/54		165	164,692
Windward at Lakewood Ranch Community Development
District, Special Assessment RB, 4.25%, 05/01/52		165	134,835

			65,999,170

Georgia — 0.4%
Atlanta Development Authority (The)
TA, Series A-1, 5.00%, 04/01/34(b)		470	475,508
TA, Series A-2, 5.50%, 04/01/39(b)		720	732,114
Development Authority of Cobb County (The), RB, Series A, 6.38%, 06/15/58(b)		145	145,055
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(b)		150	101,250
Municipal Electric Authority of Georgia, RB, 5.00%, 07/01/52		645	650,962

			2,104,889

Illinois — 3.6%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/42		1,500	1,400,766
GO, Series A, 7.00%, 12/01/46(b)		250	253,864
GO, Series A, 6.25%, 12/01/50		1,310	1,361,265
GO, Series D, 5.00%, 12/01/46		1,620	1,469,356
GO, Series D, 5.00%, 12/01/46		685	621,302
GO, Refunding, Series B, 4.00%, 12/01/41		930	778,024
GO, Refunding, Series C, 5.00%, 12/01/34		625	631,683
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49		2,000	2,033,624
City of Chicago, GO, Series A, 6.00%, 01/01/50		1,640	1,704,287
City of Marion Sales Tax Revenue
RB, 6.38%, 06/01/45		600	581,242

Security		Par (000)	Value

Illinois (continued)
City of Marion Sales Tax Revenue
RB, 6.63%, 06/01/55	USD	1,120	$1,081,194
County of Cook, RB, 6.50%, 01/01/45		1,125	1,115,871
Illinois Finance Authority, Refunding RB, 5.25%, 08/01/35(b)		300	304,936
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46		2,000	1,834,116
Metropolitan Pier & Exposition Authority
RB, 5.00%, 06/15/57		660	656,120
Refunding RB, 4.00%, 06/15/50		1,895	1,554,268
Village of Lincolnwood Il, RB, Series B, 5.75%, 12/01/43(b)		265	268,204

			17,650,122

Indiana — 0.5%
City of Valparaiso, Refunding RB, AMT, 4.50%, 01/01/34(b)		175	182,099
Indiana Finance Authority RB, AMT, Series A, 6.75%, 05/01/39		640	702,194
Refunding RB, Series A, 5.25%, 03/01/50		475	467,917
Refunding RB, Series A, 5.38%, 03/01/55		555	545,762
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53		400	416,068

			2,314,040

Iowa — 0.6%
Iowa Finance Authority
Refunding RB, Series A, 5.13%, 05/15/59		725	675,306
Refunding RB, Series E, 4.00%, 08/15/46		570	509,470
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,546,683

			2,731,459

Kentucky — 0.8%
City of Henderson, RB, AMT, 4.70%, 01/01/52(b)		1,895	1,718,109
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(c)		2,310	2,347,177

			4,065,286

Louisiana — 0.9%
Louisiana Public Facilities Authority
RB, 6.00%, 06/15/59(b)		480	482,437
RB, Series A, 5.25%, 06/01/60(b)		1,225	960,449
RB, Series A, 6.50%, 06/01/62(b)		150	141,643
RB, AMT, 5.75%, 09/01/64		1,335	1,364,545
RB, AMT, Series R2, 6.50%, 10/01/53(b)(c)		505	540,533
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,022,392

			4,511,999

Maine — 0.6%
Finance Authority of Maine
RB, Series B, 9.50%, 06/01/32		150	124,214
RB, AMT, 8.50%, 06/01/35		795	397,500
RB, AMT, Series A, 8.50%, 06/01/32		150	125,125
Refunding RB, AMT, 4.63%, 12/01/47(b)(c)		400	393,838
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)		2,100	1,997,154

			3,037,831

Maryland — 1.5%
City of Baltimore
RB, 4.88%, 06/01/42		170	167,731
Refunding TA, 3.20%, 06/01/30(b)		200	191,736
Refunding TA, 3.25%, 06/01/31(b)		225	213,572
Refunding TA, 3.30%, 06/01/32(b)		500	470,252
Refunding TA, 3.35%, 06/01/33(b)		540	503,953
Refunding TA, 3.40%, 06/01/34(b)		570	527,155
Refunding TA, 3.45%, 06/01/35(b)		610	558,746

S C H E D U L E S O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Maryland (continued)
Maryland Community Development Administration, RB, Series 1, (FNMA COL), 4.35%, 02/01/44	USD	2,500	$2,410,383
Maryland EDC, RB, AMT, 5.25%, 06/30/47		570	571,601
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)		1,940	1,980,154

			7,595,283

Massachusetts — 1.1%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/48		1,000	936,523
RB, 5.00%, 10/01/54		710	611,976
RB, Series 1, 6.38%, 07/15/45(b)		875	893,738
RB, Series A, 5.00%, 01/01/47		500	468,903
Refunding RB, 5.25%, 07/01/52		1,050	1,042,425
Refunding RB, 5.00%, 10/01/57(b)		500	463,111
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%, 12/01/42		310	294,270
Refunding RB, AMT, Series A, 4.50%, 12/01/47		490	459,093

			5,170,039

Michigan — 0.0%
Michigan Strategic Fund, RB, 5.00%, 11/15/42		210	198,763

Minnesota — 0.7%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	605,197
City of Eagan, RB, Series A, 6.38%, 02/01/55(b)		100	95,462
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	1,730,197
Housing & Redevelopment Authority of the City of St. Paul, RB, Series A, 5.50%, 07/01/38(b)		240	242,287
Minnesota HFA, RB, Series M, (GNMA/FNMA/FHLMC COL), 6.00%, 01/01/53		570	607,833

			3,280,976

Missouri — 0.3%
City of St. Louis IDA (The)
Refunding RB, Series A, 4.38%, 11/15/35		215	195,068
Refunding RB, Series A, 5.75%, 06/15/54		585	583,496
Kansas City IDA
RB, Series A-1, 5.00%, 06/01/46(b)		290	275,896
RB, Series A-1, 5.00%, 06/01/54(b)		185	170,055
RB, Series C, 7.50%, 11/15/46(e)(f)		64	50,328
Refunding RB, 2.00%, 11/15/46(e)(f)		52	2,411
Refunding RB, 5.00%, 11/15/46(e)(f)		116	79,212
Kansas City Land Clearance Redevelopment Authority, TA, 5.00%, 02/01/40(b)		260	254,721

			1,611,187

Nebraska — 0.1%
Douglas County Hospital Authority No. 3
Refunding RB, 5.00%, 11/01/45		230	230,398
Refunding RB, 5.00%, 11/01/45		270	269,981

			500,379

Nevada — 0.1%
City of Las Vegas Special Improvement District No. 613
Special Assessment RB, 5.25%, 12/01/47		110	107,194
Special Assessment RB, 5.50%, 12/01/53		100	99,473
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		215	217,542
RB, 5.00%, 07/01/45		280	280,458

			704,667

New Hampshire — 3.4%
New Hampshire Business Finance Authority
RB, 5.38%, 12/01/31(b)		1,245	1,248,713
RB, 5.95%, 12/01/31(b)		395	404,334

Security		Par (000)	Value

New Hampshire (continued)
New Hampshire Business Finance Authority
RB, 0.00%, 04/01/32(b)(d)	USD	550	$373,053
RB, 0.00%, 12/15/33(b)(d)		4,735	2,900,255
RB, 5.88%, 12/15/33(b)		1,240	1,248,473
RB, 5.25%, 12/01/35(b)		4,950	4,949,381
RB, 5.38%, 12/15/35(b)		1,710	1,699,139
RB, Series 1, 5.15%, 09/28/37		1,450	1,439,713
RB, Series 2024-1, Class A, 4.25%, 07/01/51		614	598,564
RB, Series 2025-1, Class B, 5.75%, 04/28/42		770	811,642
RB, Series A, 4.13%, 08/15/40		320	289,955
RB, Series A, 4.25%, 08/15/46		365	308,591
RB, Series A, 4.50%, 08/15/55		755	629,557

			16,901,370

New Jersey — 1.7%
New Jersey EDA
RB, 5.25%, 11/01/54(b)		945	813,647
RB, AMT, 6.50%, 04/01/31		65	65,813
RB, AMT, 6.38%, 01/01/35(b)		1,330	1,369,589
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	250,026
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51		1,065	955,671
New Jersey Higher Education Student Assistance Authority
RB, AMT, Series B, 4.25%, 12/01/45		275	277,895
Refunding RB, AMT, Series C, 4.25%, 12/01/50		1,540	1,340,251
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	627,473
New Jersey Transportation Trust Fund Authority, RB, Series AA, 4.00%, 06/15/45		3,000	2,760,752

			8,461,117

New York — 4.3%
Build NYC Resource Corp.
RB, Series A, 6.13%, 07/01/43		385	392,302
RB, Series A, 6.38%, 07/01/53		705	689,054
Refunding RB, AMT, 5.00%, 01/01/35(b)		385	385,087
County of Cattaraugus, RB, 5.00%, 05/01/44		195	194,988
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	500,007
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	97,814
Metropolitan Transportation Authority, RB, Series B, 3.00%, 11/15/25		165	164,924
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	967,321
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42		915	782,644
New York Counties Tobacco Trust VI, Refunding RB, Series 2B, 5.00%, 06/01/51		835	712,285
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51		800	573,383
New York State Thruway Authority
Refunding RB, Series A, 4.00%, 03/15/49		3,690	3,397,500
Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,096,283
New York Transportation Development Corp.
RB, AMT, 5.63%, 04/01/40		500	523,497
RB, AMT, 4.00%, 04/30/53		640	513,394
RB, AMT, 6.00%, 06/30/54		5,000	5,191,294
Refunding RB, AMT, 5.38%, 08/01/36		865	895,097
Suffolk Regional Off-Track Betting Corp.
RB, 5.00%, 12/01/34		405	413,781
RB, 5.75%, 12/01/44		700	709,644
RB, 6.00%, 12/01/53		1,000	1,009,603

60	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	USD 200	$183,594
Westchester County Local Development Corp.
Refunding RB, 5.00%, 07/01/41(b)	510	485,181
Refunding RB, 5.00%, 07/01/56(b)	560	487,794
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42	670	545,829
Refunding RB, Sub-Series C, 5.13%, 06/01/51	500	429,523

		21,341,823

North Carolina — 0.4%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%, 07/01/53	680	726,188
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	230	228,194
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	985	1,006,816

		1,961,198

North Dakota — 0.1%
City of Grand Forks, RB, Series A, (AGM), 5.00%, 12/01/53	350	354,419

Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority
Refunding RB, Series B-2, 5.00%, 06/01/55	3,470	2,953,054
Refunding RB, Series B-3, 0.00%, 06/01/57(d)	12,680	1,187,795
Cleveland-Cuyahoga County Port Authority
Refunding RB, Series A, 5.38%, 01/01/39(b)	145	145,513
Refunding RB, Series A, 5.88%, 01/01/49(b)	330	325,839
County of Franklin, RB, Series B, 4.00%, 07/01/45	850	700,855
County of Hamilton
Refunding RB, 5.00%, 01/01/46	190	187,242
Refunding RB, 4.00%, 08/15/50	915	788,511
County of Hardin
Refunding RB, 5.00%, 05/01/30	140	139,066
Refunding RB, 5.25%, 05/01/40	145	135,344
Refunding RB, 5.50%, 05/01/50	670	602,338
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	765	736,036
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	4,715	4,282,283
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53	370	362,283

		12,546,159

Oklahoma — 1.4%
Oklahoma Development Finance Authority RB, 7.25%, 09/01/51(b)	3,290	3,255,019
RB, Series B, 5.50%, 08/15/52	580	568,276
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	235	210,241
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	965	927,134
Tulsa Municipal Airport Trust Trustees, Refunding RB, AMT, 6.25%, 12/01/40	1,755	1,930,131

		6,890,801

Oregon — 1.8%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	200	189,648
Clackamas County School District No. 12 North Clackamas GO, Series A, (School Bond Guaranty), 0.00%, 06/15/38(d)	30	17,697

Security	Par (000)	Value

Oregon (continued)
Clackamas County School District No. 12 North Clackamas
GO, Series A, (School Bond Guaranty), 0.00%, 06/15/38(d)	USD 245	$136,847
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)	305	270,553
Port of Morrow, GO, Series A, 5.15%, 10/01/26(b)	3,515	3,518,552
Salem Hospital Facility Authority, Refunding RB, 4.00%, 05/15/49	5,000	4,307,684
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36	300	269,064

		8,710,045

Pennsylvania — 3.3%
Allegheny Community Broadband, Inc.
RB, 7.75%, 09/01/45(b)	160	157,326
RB, 8.00%, 09/01/51(b)	185	183,010
Allentown Neighborhood Improvement Zone Development Authority
RB, Series A, 5.25%, 05/01/32(b)	100	103,083
RB, Series A, 5.25%, 05/01/42(b)	100	98,246
Beaver County IDA, Refunding RB, Series B, 3.75%, 10/01/47	1,380	1,128,944
Doylestown Hospital Authority
Refunding RB, 5.00%, 07/01/31(b)	125	130,060
Refunding RB, 5.38%, 07/01/39(b)	290	323,807
Geisinger Authority, Refunding RB, Series 1, 4.00%, 02/15/47	3,200	2,880,838
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%, 09/01/49	1,135	982,770
Montgomery County IDA, RB, 5.00%, 11/15/45	875	860,080
Pennsylvania Economic Development Financing Authority
RB, 6.88%, 09/01/47(b)	2,320	2,374,241
RB, AMT, 5.75%, 06/30/48	490	504,130
RB, AMT, 5.25%, 06/30/53	770	772,680
Refunding RB, Series B, 5.25%, 12/01/38(c)	455	458,597
Refunding RB, Series C, 5.25%, 12/01/37(c)	795	801,285
Refunding RB, AMT, 5.50%, 11/01/44	500	500,028
Pennsylvania Higher Education Assistance Agency
RB, AMT, Series 1A, 4.75%, 06/01/46	885	869,014
RB, AMT, Series B, 3.00%, 06/01/47	1,010	698,962
RB, AMT, Sub-Series 1C, 5.00%, 06/01/51	165	159,470
Philadelphia Authority for Industrial Development
RB, 5.25%, 11/01/52	235	240,711
RB, Series A, 4.00%, 07/01/49	2,000	1,828,775
School District of Philadelphia (The), GO, Series A, 5.50%, 09/01/48	265	282,657

		16,338,714

Puerto Rico — 5.6%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	17,040	793,276
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(d)	537	382,774
GO, Series A1, 5.63%, 07/01/29	1,049	1,124,163
GO, Series A1, 5.75%, 07/01/31	440	486,838
GO, Series A1, 4.00%, 07/01/33	418	410,970
GO, Series A1, 4.00%, 07/01/35	375	363,299
GO, Series A1, 4.00%, 07/01/41	94	81,628
GO, Series A1, 4.00%, 07/01/46	455	392,314
GO, Sub-Series CW/PRIFA, 0.00%, 11/01/51(c)(e)(f)	17,720	10,405,926
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(e)(f)	385	257,950
RB, Series A, 7.00%, 07/01/33(e)(f)	1,795	1,202,650
RB, Series A, 6.75%, 07/01/36(e)(f)	775	519,250
RB, Series A, 5.00%, 07/01/42(e)(f)	325	217,750

S C H E D U L E S O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority
RB, Series A, 7.00%, 07/01/43(e)(f)	USD 175	$117,250
RB, Series A-1, 10.00%, 07/01/19(e)(f)	42	28,147
RB, Series A-2, 10.00%, 07/01/19(e)(f)	212	142,002
RB, Series A-3, 10.00%, 07/01/19(e)(f)	177	118,602
RB, Series B-3, 10.00%, 07/01/19(e)(f)	177	118,602
RB, Series C-1, 5.40%, 01/01/18(e)(f)	486	325,852
RB, Series C-2, 5.40%, 07/01/18(e)(f)	486	325,905
RB, Series C-3, 5.40%, 01/01/20(e)(f)	49	32,944
RB, Series C-4, 5.40%, 07/01/20(e)(f)	49	32,944
RB, Series CCC, 5.25%, 07/01/26(e)(f)	125	83,750
RB, Series CCC, 5.00%, 07/01/27(e)(f)	545	365,150
RB, Series CCC, 5.25%, 07/01/28(e)(f)	70	46,900
RB, Series D-1, 7.50%, 01/01/20(e)(f)	426	285,150
RB, Series D-2, 7.50%, 01/01/20(e)(f)	840	563,032
RB, Series D-4, 7.50%, 07/01/20(e)(f)	145	97,147
RB, Series TT, 5.00%, 07/01/18(e)(f)	160	107,200
RB, Series TT, 5.00%, 07/01/26(e)(f)	190	127,300
RB, Series TT, 5.00%, 07/01/32(e)(f)	395	264,650
RB, Series WW, 5.50%, 07/01/17(e)(f)	110	73,700
RB, Series WW, 5.50%, 07/01/18(e)(f)	95	63,650
RB, Series WW, 5.50%, 07/01/19(e)(f)	70	46,900
RB, Series WW, 5.38%, 07/01/22(e)(f)	940	629,800
RB, Series WW, 5.38%, 07/01/24(e)(f)	65	43,550
RB, Series WW, 5.00%, 07/01/28(e)(f)	165	110,550
RB, Series WW, 5.25%, 07/01/33(e)(f)	75	50,250
RB, Series WW, 5.50%, 07/01/38(e)(f)	220	147,400
RB, Series XX, 5.25%, 07/01/27(e)(f)	50	33,500
RB, Series XX, 5.25%, 07/01/35(e)(f)	30	20,100
RB, Series XX, 5.75%, 07/01/36(e)(f)	600	402,000
RB, Series XX, 5.25%, 07/01/40(e)(f)	2,320	1,554,400
Refunding RB, Series AAA, 5.25%, 07/01/22(e)(f)	160	107,200
Refunding RB, Series AAA, 5.25%, 07/01/28(e)(f)	265	177,550
Refunding RB, Series AAA, 5.25%, 07/01/29(e)(f)	40	26,800
Refunding RB, Series DDD, 5.00%, 07/01/19(e)(f)	895	599,650
Refunding RB, Series UU, 0.00%, 07/01/17(c)(e)(f)	30	20,100
Refunding RB, Series UU, 0.00%, 07/01/18(c)(e)(f)	30	20,100
Refunding RB, Series UU, 0.00%, 07/01/20(c)(e)(f)	250	167,500
Refunding RB, Series UU, 3.95%, 07/01/31(c)(e)(f)	300	201,000
Refunding RB, Series ZZ, 5.00%, 07/01/17(e)(f)	70	46,900
Refunding RB, Series ZZ, 5.25%, 07/01/19(e)(f)	235	157,450
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)	930	623,100
Refunding RB, Series ZZ, 5.25%, 07/01/24(e)(f)	150	100,500
Refunding RB, Series ZZ, 5.00%, 07/01/28(e)(f)	75	50,250
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
RB, AMT, Series A-1, 6.75%, 01/01/45	165	185,985
RB, AMT, Series A-2, 6.50%, 01/01/42	110	124,161
RB, AMT, Series A-2, 6.75%, 01/01/45	165	185,860
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/33(d)	496	368,203
RB, Series A-1, 0.00%, 07/01/46(d)	3,861	1,280,080
RB, Series A-2, 4.54%, 07/01/53	317	283,182
RB, Series B-1, 0.00%, 07/01/46(d)	477	159,626

		27,882,312

Rhode Island — 0.1%
Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/01/52(d)	1,715	243,064

South Carolina — 0.8%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(c)	1,880	2,044,266

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs EDA
RB, 6.75%, 12/01/60(b)	USD 1,315	$1,360,820
RB, 7.50%, 08/15/62(b)	325	305,479
RB, Series A, 4.50%, 11/01/54	280	266,493
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%, 12/01/56	200	168,956

		4,146,014

Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	220	172,121
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(b)(d)	655	278,517
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(c)	2,320	2,481,680
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(c)	1,750	1,881,775

		4,814,093

Texas — 6.6%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)(e)(f)	510	50,750
Arlington Higher Education Finance Corp.
RB, 5.63%, 08/15/54(b)	1,305	965,827
RB, 7.88%, 11/01/62(b)	280	285,138
Beaumont Housing Authority, RB, Series A, 6.50%, 07/01/55(b)	345	341,802
City of Anna, Special Assessment RB, 5.75%, 09/15/54(b)	315	307,036
City of Bastrop
Special Assessment RB, 5.38%, 09/01/45(b)	110	110,023
Special Assessment RB, 5.63%, 09/01/55(b)	220	219,353
City of Buda
Special Assessment RB, 6.00%, 09/01/55(b)	345	338,380
Special Assessment RB, 6.75%, 09/01/55(b)	685	663,365
City of Celina
Special Assessment RB, 5.38%, 09/01/45(b)	110	105,248
Special Assessment RB, 5.50%, 09/01/45(b)	100	99,244
Special Assessment RB, 5.50%, 09/01/54(b)	450	442,322
Special Assessment RB, 5.63%, 09/01/55(b)	110	106,325
Special Assessment RB, 5.63%, 09/01/55(b)	190	179,835
City of Corpus Christi
Special Assessment RB, 5.38%, 09/15/31	100	100,168
Special Assessment RB, 6.13%, 09/15/44	152	146,984
Special Assessment RB, 6.50%, 09/15/54	227	217,954
City of Crandall
Special Assessment RB, 5.25%, 09/15/45(b)	100	95,572
Special Assessment RB, 5.50%, 09/15/55(b)	225	213,567
City of Fate, Special Assessment RB, 5.75%, 08/15/54(b)	100	97,968
City of Friendswood, Special Assessment RB, 7.00%, 09/15/54	657	630,795
City of Houston Airport System Revenue
RB, AMT, 4.00%, 07/01/41	700	632,547
RB, AMT, Series B, 5.50%, 07/15/39	410	436,340
RB, AMT, Series B-1, 5.00%, 07/15/30	395	395,296
Refunding RB, AMT, 5.00%, 07/01/29	1,300	1,300,870
Refunding RB, AMT, Series C, 5.00%, 07/15/27	1,410	1,436,567
Refunding RB, AMT, Sub-Series A, 4.00%, 07/01/41	3,590	3,315,579
City of Lavon, Special Assessment RB, 5.50%, 09/15/54(b)	750	697,925
City of Oak Point, Special Assessment RB, 5.25%, 09/15/54(b)	305	283,501
City of Princeton
Special Assessment RB, 4.38%, 09/01/31(b)	50	50,782
Special Assessment RB, 5.00%, 09/01/44(b)	100	95,908
Special Assessment RB, 5.13%, 09/01/44(b)	100	99,199

62	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Princeton
Special Assessment RB, 5.38%, 09/01/45(b)	USD 95	$92,606
Special Assessment RB, 5.38%, 09/01/45(b)	110	109,463
Special Assessment RB, 5.25%, 09/01/54(b)	150	142,145
Special Assessment RB, 5.38%, 09/01/54(b)	172	169,175
Special Assessment RB, 5.63%, 09/01/55(b)	155	149,881
Special Assessment RB, 5.63%, 09/01/55(b)	150	148,617
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45	500	499,988
City of Seagoville, Special Assessment RB, 6.00%, 09/15/54(b)	245	251,928
City of Terrell, Special Assessment RB, 7.00%, 09/15/55(b)	950	957,867
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	100	93,482
Club Municipal Management District No. 1, Special Assessment RB, 5.38%, 09/01/55(b)	180	176,918
County of Denton, Special Assessment RB, 5.88%, 12/31/45(b)	440	447,979
County of Hays, Special Assessment RB, 7.00%, 09/15/45	200	200,163
Del Valle ISD, GO, (Permanent School Fund GTD), 4.00%, 06/15/47	1,335	1,234,382
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42	1,465	1,411,428
New Hope Cultural Education Facilities Finance Corp.
RB, Series A, 5.00%, 08/15/51(b)	250	233,883
RB, Series A, 6.75%, 10/01/52	800	797,216
RB, Series A, 5.00%, 01/01/55	200	168,811
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,175	883,255
Port of Beaumont IDA, RB, 4.10%, 01/01/28(b)	1,800	1,616,459
Port of Beaumont Navigation District
Refunding RB, Series B, 10.00%, 07/01/26(b)	850	854,448
Refunding RB, AMT, 3.63%, 01/01/35(b)	690	628,243
Refunding RB, AMT, 4.00%, 01/01/50(b)	2,600	1,923,380
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/55	615	634,070
Texas Community Housing & EDC, RB, Series A1, 6.25%, 01/01/65(b)	1,350	1,256,526
Texas Private Activity Bond Surface Transportation Corp.
RB, AMT, 5.00%, 06/30/58	315	308,325
RB, AMT, 5.50%, 12/31/58	1,050	1,081,004
Texas Transportation Commission State Highway 249 System, RB, 0.00%, 08/01/42(d)	655	288,153
Texas Water Development Board, RB, 4.00%, 10/15/45	1,295	1,221,051

		32,443,016

Utah — 1.4%
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%, 06/01/54(b)	800	762,752
Mida Mountain Village Public Infrastructure District
TA, Series 1, 5.13%, 06/15/54(b)	710	661,997
TA, Series 2, 5.75%, 06/15/44(b)	500	503,511
Ridges Estates Infrastructure Financing District, Special Assessment RB, 6.25%, 12/01/53(b)	1,415	1,450,003
SkyRidge Pegasus Infrastructure Financing District, Special Assessment RB, 5.25%, 12/01/44(b)	1,140	1,091,050
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/52(b)	285	239,124
Refunding RB, 5.00%, 10/15/44	1,615	1,615,216
Refunding RB, 5.00%, 06/15/55(b)	230	200,982
Utah Infrastructure Agency
RB, 5.50%, 10/15/44	120	122,176

Security	Par (000)	Value

Utah (continued)
Utah Infrastructure Agency RB, 5.50%, 10/15/48	USD 115	$115,471
Wood Ranch Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)	130	128,637

		6,890,919

Vermont — 0.4%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)	695	613,402
RB, Series A, 4.50%, 12/01/44(b)	705	577,862
RB, Series A, 6.88%, 12/01/46(b)	785	825,105

		2,016,369

Virginia — 0.5%
Ballston Quarter Community Development Authority
TA, Series A, 5.50%, 03/01/46	92	91,930
TA, Series A, 0.00%, 03/01/59	220	192,336
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/55	285	255,327
James City County EDA
RB, Series A, 6.88%, 12/01/58	345	370,977
RB, Series C3, 5.25%, 12/01/27	35	35,002
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)	230	230,576
Special Assessment RB, 5.00%, 03/01/45(b)	85	80,254
Norfolk Redevelopment & Housing Authority, RB, 5.00%, 01/01/49	365	326,431
Virginia Beach Development Authority
RB, Series A, 7.00%, 09/01/53	360	393,000
RB, Series B3, 5.38%, 09/01/29	235	238,299

		2,214,132

Washington — 0.8%
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30	200	200,125
Washington State Housing Finance Commission
RB, 6.00%, 07/01/59(b)	100	100,855
RB, Series A, 5.00%, 07/01/50(b)	310	270,313
RB, Series A, 5.75%, 01/01/53(b)	200	188,872
RB, Series A, 5.88%, 01/01/59(b)	160	152,326
RB, Series B2, 3.95%, 07/01/29(b)	775	775,595
Refunding RB, 5.00%, 01/01/26(b)	190	190,289
Refunding RB, 5.00%, 01/01/43(b)	1,935	1,794,057
Refunding RB, 6.00%, 01/01/45(b)	210	210,050
Refunding RB, Series A, 5.00%, 07/01/48	190	185,004

		4,067,486

West Virginia — 0.3%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43	430	427,146
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,215	1,065,290

		1,492,436

Wisconsin — 7.5%
Public Finance Authority
RB, 6.25%, 10/01/31(b)(e)(f)	195	16,575
RB, 0.00%, 12/15/32(b)(d)	1,206	771,087
RB, 5.50%, 12/15/32(b)	1,450	1,437,663
RB, 5.75%, 12/15/33(b)	3,305	3,300,255
RB, 0.00%, 01/01/35(b)(d)	1,005	574,420
RB, 4.50%, 01/01/35(b)	625	607,906
RB, 0.00%, 12/15/38(b)(d)	795	362,548
RB, 5.00%, 06/15/41(b)	210	176,936
RB, 0.00%, 12/15/42(b)(d)	1,520	449,102
RB, 6.85%, 11/01/46(b)(e)(f)	275	137,500

S C H E D U L E S O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority
RB, 7.00%, 11/01/46(b)(e)(f)	USD 155	$77,500
RB, 5.38%, 07/15/47(b)	335	326,398
RB, 7.00%, 10/01/47(b)(e)(f)	195	16,575
RB, 5.63%, 06/15/49(b)	1,395	1,319,972
RB, 5.00%, 06/15/51(b)	195	153,029
RB, 5.25%, 12/01/51(b)	1,060	711,139
RB, 5.75%, 12/01/54(b)	2,300	2,275,149
RB, 5.00%, 06/15/55(b)	550	405,687
RB, 5.00%, 06/15/55(b)	2,750	2,212,819
RB, 5.00%, 07/01/55(b)	880	751,127
RB, 5.00%, 01/01/56(b)	875	718,511
RB, 4.75%, 06/15/56(b)	440	354,574
RB, 5.00%, 06/15/56(b)	145	110,845
RB, 0.00%, 01/01/60(b)(d)	19,530	1,424,171
RB, Series 1, 0.00%, 07/01/62(b)(c)	400	301,000
RB, Series A, 7.75%, 07/01/43(b)	1,920	1,910,470
RB, Series A, 5.00%, 12/15/44(b)	120	111,783
RB, Series A, 5.63%, 06/15/49(b)	840	776,291
RB, Series A, 4.00%, 09/01/51(b)	315	228,020
RB, Series A, 7.50%, 07/01/59(b)	2,020	2,238,833
RB, Series A, 6.45%, 04/01/60(b)	345	331,851
RB, Series A, 7.25%, 01/01/61(b)	1,715	1,821,493
RB, Series A, 7.13%, 07/01/65(b)(c)	720	726,317
RB, Series A-4, 5.50%, 11/15/32(b)	1,750	1,735,458
RB, Series B, 8.50%, 01/01/36(b)	500	462,387
RB, AMT, 4.00%, 09/30/51	2,025	1,617,131
RB, AMT, 4.25%, 07/01/54	560	462,296
RB, AMT, 4.00%, 03/31/56	680	527,332
RB, AMT, 6.50%, 12/31/65	1,250	1,365,738
Refunding RB, 5.25%, 05/15/52(b)	1,135	1,057,127
Refunding RB, AMT, Series B, 5.00%, 07/01/42	750	740,234
Wisconsin Health & Educational Facilities Authority
RB, Series A, 5.50%, 08/15/44	1,305	1,350,814
RB, Series A, 5.75%, 08/15/54	350	359,954
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37	165	165,552

		36,981,569

Wyoming — 0.1%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	775	709,169

Total Municipal Bonds — 90.1% (Cost: $464,365,766)		445,269,235

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53	5,095	5,406,913

District of Columbia — 1.1%
District of Columbia Income Tax Secured Revenue, Refunding RB, Series A, 5.00%, 06/01/50	5,000	5,219,776

Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/54	9,450	9,831,532

New York — 3.6%
New York City Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	940,284
New York City Transitional Finance Authority Revenue, RB, Sub-Series H-1, 5.00%, 11/01/50	7,500	7,840,443

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54	USD 4,365	$4,508,707
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55	5,015	4,344,225

		17,633,659

Texas — 1.0%
Sabine-Neches Navigation District, GO, 5.25%, 02/15/52	5,000	5,133,385

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.8% (Cost: $43,631,536)		43,225,265

Total Long-Term Investments — 99.0% (Cost: $508,249,356)		489,241,314

Short-Term Securities

Municipal Bonds

Georgia — 1.0%
Roswell Development Authority, RB, Series A, VRDN, (Truist Bank LOC), 3.90%, 10/01/25(i)	4,800	4,800,000

Mississippi — 2.9%
Mississippi Business Finance Corp.
RB, Series E, VRDN, 3.50%, 10/01/25(i)	8,105	8,105,000
RB, Series L, VRDN, 3.55%, 10/01/25(i)	6,075	6,075,000

		14,180,000

New York — 1.0%
New York City Municipal Water Finance Authority, RB, VRDN, (JPMorgan Chase Bank NA SBPA), 3.70%, 10/01/25(i)	2,350	2,350,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series A4, VRDN, (Barclays Bank plc SBPA), 3.85%, 10/01/25(i)	2,700	2,700,000

		5,050,000

Utah — 0.9%
County of Utah, RB, Series C, VRDN, (TD Bank NA SBPA), 3.45%, 10/01/25(i)	4,550	4,550,000

Total Short-Term Securities — 5.8% (Cost: $28,580,000)		28,580,000

Total Investments — 104.8% (Cost: $536,829,356)		517,821,314

Other Assets Less Liabilities — 1.2%		6,153,028

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.0)%		(29,682,795)

Net Assets — 100.0%		$494,291,547

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)

Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

64	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series E Portfolio

(i)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$—	$604,954	$604,954
Corporate Bonds	—	141,860	—	141,860
Municipal Bonds	—	445,269,235	—	445,269,235
Municipal Bonds Transferred to Tender Option Bond Trusts	—	43,225,265	—	43,225,265
Short-Term Securities
Municipal Bonds	—	28,580,000	—	28,580,000

	$—	$517,216,360	$604,954	$517,821,314

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $29,425,000 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) September 30, 2025	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32(a)	USD	777	$781,957
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		599	607,109
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		875	881,223
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		294	299,576
Series 2024-2, Class A3, 5.61%, 04/20/28(a)		8,007	8,163,233
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		378	386,276
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		3,331	3,346,600
Series 2024-2, Class A, 5.24%, 04/15/31(a)		5,015	5,200,417
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1, 5.34%, 06/15/28(a)		1,805	1,820,474
Series 2023-2, Class A, 5.34%, 06/15/30(a)		617	637,003
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)		93	82,421
PFS Financing Corp., Series 2024-D, Class A, 5.34%, 04/15/29(a)		4,901	4,991,662

Total Asset-Backed Securities — 2.0% (Cost: $26,690,826)			27,197,951

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 8.9%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class A1A2, 3.90%, 08/10/35(a)		945	909,562
1301 Trust, Series 2025-1301, Class A, 5.23%, 08/11/42(a)(b)		975	987,548
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.40%, 09/15/34(a)(b)		3,928	3,898,540
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 05/15/53(a)(b)		400	372,555
ARES Commercial Mortgage Trust, Series 2024- IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 07/15/41(a)(b)		2,220	2,225,550
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 04/15/42(a)(b)		1,070	1,070,000
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59%, 11/10/29(a)(b)		550	560,575
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.50%, 08/15/39(a)(b)		600	601,579
BANK
Series 2018-BN11, Class B, 4.48%, 03/15/61(b)		1,769	1,656,313
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,486,829
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.07%, 03/15/37(a)(b)		795	753,296
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 02/15/51(b)		1,000	987,437
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 11/15/41(a)(b)		560	561,225
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 08/15/26(a)(b)		2,012	2,011,584
Series 2025-5MW, Class A, 4.67%, 10/10/42(a)(b)		2,228	2,221,104
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.70%, 06/15/42(a)(b)		1,537	1,543,421
Series 2025-FPM, Class A, 5.01%, 10/10/30(a)(b)		1,268	1,277,284

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 03/15/40(a)(b)	USD	1,957	$1,956,449
BPR Mortgage Trust, Series 2025-ALDR, Class A, 5.67%, 06/05/42(a)		850	876,218
BPR Trust, Series 2021-TY, Class A, (1-mo. CME Term SOFR + 1.16%), 5.32%, 09/15/38(a)(b)		1,031	1,030,356
BSTN Commercial Mortgage Trust, Series 2025- HUB, Class A, 04/13/41(a)(b)(c)		760	760,000
BWAY Mortgage Trust, Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)		993	1,029,412
BX Commercial Mortgage Trust
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 5.16%, 02/15/39(a)(b)		2,280	2,277,981
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 5.91%, 12/09/40(a)(b)		2,199	2,202,327
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 08/15/39(a)(b)		3,539	3,545,453
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 5.44%, 12/15/39(a)(b)		960	962,173
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 02/15/39(a)(b)		2,364	2,365,641
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 02/15/39(a)(b)		2,320	2,322,263
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.53%, 08/15/42(a)(b)		958	959,183
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 04/15/40(a)(b)		1,717	1,720,348
BX Trust
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,408,217
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.07%, 02/15/36(a)(b)		217	217,337
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.24%, 03/15/41(a)(b)		1,530	1,530,478
Series 2025-LIFE, Class A, 6.08%, 06/13/47(a)(b)		2,000	2,059,823
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 06/15/40(a)(b)		2,437	2,441,309
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 5.50%, 10/15/27(a)(b)		1,015	1,015,000
Series 2025-ROIC, Class A, (1-mo. CME Term SOFR + 1.14%), 5.29%, 03/15/30(a)(b)		401	400,556
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.55%, 06/15/35(a)(b)		1,618	1,615,472
CENT Trust, Series 2025-CITY, Class A, 5.09%, 07/10/40(a)(b)		1,840	1,860,811
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,155,199
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.02%, 10/12/40(a)(b)		1,370	1,412,051
Commercial Mortgage Trust
Series 2015-CR27, Class B, 4.34%, 10/10/48(b)		2,917	2,847,023
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.99%, 06/15/41(a)(b)		2,704	2,696,395
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.79%, 08/15/41(a)(b)		930	929,263
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		763	794,276
DK Trust, Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.74%, 08/15/37(a)(b)		340	340,000
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.32%, 08/10/42(a)(b)		990	1,008,333

66	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust, Series 2025-ESH, Class A, (1-mo. CME Term SOFR + 1.30%), 10/15/42(a)(b)(c)	USD	658	$658,000
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	799,134
GS Mortgage Securities Trust
Series 2021-ROSS, Class A, (1-mo. CME Term SOFR + 1.41%), 5.57%, 05/15/26(a)(b)		730	690,762
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.24%, 03/15/28(a)(b)		1,100	1,104,469
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 07/15/40(a)(b)		2,519	2,518,855
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 05/15/41(a)(b)		1,570	1,572,944
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)		1,875	1,938,740
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(b)		669	607,852
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.47%, 07/13/42(a)(b)		2,454	2,498,201
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 5.50%, 03/15/42(a)(b)		2,084	2,084,000
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.89%, 11/15/41(a)(b)		640	635,200
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(b)		1,790	1,760,491
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	1,105,929
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		440	444,271
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 03/15/40(a)(b)		709	709,207
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 12/15/39(a)(b)		697	696,438
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.84%, 08/15/40(a)(b)		880	889,506
MAD Commercial Mortgage Trust, Series 2025- 11MD, Class A, 4.75%, 10/15/42(a)(b)		1,510	1,505,826
MCR Mortgage Trust, Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.94%, 12/15/41(a)(b)		1,338	1,343,436
MF1, Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 5.52%, 12/15/34(a)(b)		640	639,771
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		141	140,746
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	709,368
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	948,598
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		640	629,452
NCMF Trust, Series 2025-MFS, Class A, 5.05%, 06/10/33(a)(b)		2,179	2,183,746
NJ, Series 2025-WBRK, Class A, 5.87%, 03/05/35(a)(b)		1,485	1,541,507
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1-mo. CME Term SOFR + 1.39%), 10/15/40(a)(b)(c)		2,396	2,390,010
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 5.36%, 02/15/42(a)(b)		1,401	1,397,464

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 7.24%, 11/15/40(a)(b)	USD	36	$35,757
PENN Commercial Mortgage Trust, Series 2025- P11, Class A, 5.52%, 08/10/42(a)(b)		406	413,207
PRM Trust, Series 2025-PRM6, Class A, 4.63%, 07/05/33(a)(b)		1,748	1,742,194
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, 03/10/33(a)(b)		2,572	2,565,039
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.59%, 04/15/42(a)(b)		2,128	2,145,881
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(a)		1,040	1,055,493
Wells Fargo Commercial Mortgage Trust
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,597,637
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(b)		2,417	2,372,248
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 5.47%, 05/15/31(a)(b)		3,516	3,507,286
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		1,090	1,099,980
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		1,309	1,328,085
WHARF Commercial Mortgage Trust, Series 2025- DC, Class A, 5.53%, 07/15/40(a)(b)		1,027	1,053,262

			124,923,741

Interest Only Commercial Mortgage-Backed Securities — 0.2%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 1.05%, 05/15/53(a)(b)		1,531	52,026
BANK
Series 2020-BN29, Class XA, 1.41%, 11/15/53(b)		4,131	219,681
Series 2021-BN33, Class XA, 1.15%, 05/15/64(b)		15,673	619,937
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.53%, 12/17/53(a)(b)		3,680	203,139
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.94%, 06/15/56(b)		8,728	356,009
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.58%, 10/15/52(b)		9,531	450,146
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.87%, 05/15/51(b)		7,575	113,070
Series 2020-C58, Class XA, 1.92%, 07/15/53(b)		4,368	298,751

			2,312,759

Total Non-Agency Mortgage-Backed Securities — 9.1% (Cost: $128,846,275)			127,236,500

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 2.5%
Fannie Mae
Series 2011-8, Class ZA, 4.00%, 02/25/41		481	468,904
Series 2017-100, Class ZJ, 3.50%, 12/25/47		3,195	2,880,291
Series 2018-32, Class PS, (SOFR (30-day) + 7.10%), 2.02%, 05/25/48(b)		1,690	1,462,566
Series 2018-76, Class ZL, 4.00%, 10/25/58		4,893	4,531,307
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,385,802
Series 2024-48, Class FC, (SOFR (30-day) + 1.10%), 5.46%, 07/25/54(b)		2,893	2,898,956
Series 2024-83, Class FA, (SOFR (30-day) + 1.15%), 5.51%, 10/25/54(b)		3,594	3,596,976
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		334	322,546
Series 3780, Class ZA, 4.00%, 12/15/40		1,179	1,129,982
Series 4355, Class ZL, 4.00%, 06/15/44		2,523	2,397,040
Series 4758, Class Z, 4.00%, 02/15/48		1,664	1,574,633

S C H E D U L E S O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5444, Class FC, (SOFR (30-day) + 1.12%), 5.48%, 08/25/54(b)	USD	4,566	$4,579,585
Series 5468, Class FM, (SOFR (30-day) + 1.20%), 5.56%, 11/25/54(b)		3,228	3,234,739
Series 5468, Class MF, (SOFR (30-day) + 1.30%), 5.66%, 11/25/54(b)		2,496	2,508,599
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)		985	959,811
Series 2018-4, Class MA, 3.50%, 03/25/58		1,092	1,047,641

			34,979,378

Commercial Mortgage-Backed Securities — 1.2%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,399,153
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,938,805
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,414,600

			16,752,558

Interest Only Collateralized Mortgage Obligations — 1.0%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		822	98,803
Series 2015-66, Class AS, (SOFR (30-day) + 6.14%), 1.78%, 09/25/45(b)		1,610	99,309
Series 2020-27, Class IJ, 4.50%, 05/25/50		4,190	814,692
Series 2021-23, Class CI, 3.50%, 07/25/46		2,036	366,459
Series 2021-41, Class IO, 3.50%, 07/25/51		3,883	698,788
Series 2021-88, Class IO, 2.50%, 12/25/51		1,837	247,887
Series 2024-7, Class IA, 3.50%, 11/25/49		4,632	590,587
Series 435, Class C24, 2.00%, 04/25/52		19,703	2,538,731
Freddie Mac
Series 5052, Class KI, 4.00%, 12/25/50		10,794	2,207,455
Series 5109, Class ID, 2.50%, 05/25/51		1,695	241,870
Series 5112, Class KI, 3.50%, 06/25/51		1,248	233,455
Series 5119, Class IC, 4.00%, 06/25/51		2,867	586,119
Ginnie Mae
Series 2021-104, Class IH, 3.00%, 06/20/51		4,012	678,496
Series 2021-149, Class KI, 3.00%, 08/20/51		7,513	1,179,703
Series 2022-5, Class LI, 3.50%, 01/20/52		10,041	1,863,190
Series 2022-78, Class IO, 3.00%, 08/20/51		6,614	1,122,649
Series 2024-6, Class ES, (SOFR (30-day) + 6.05%), 1.66%, 07/20/53(b)		4,568	409,038

			13,977,231

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.76%, 04/25/30(b)		1,121	67,437
Series K116, Class X1, 1.52%, 07/25/30(b)		2,046	111,499
Series K119, Class X1, 1.02%, 09/25/30(b)		3,265	123,082
Series K122, Class X1, 0.96%, 11/25/30(b)		4,977	183,108
Ginnie Mae
Series 2016-151, Class IO, 0.88%, 06/16/58(b)		16,194	741,963
Series 2017-61, Class IO, 0.69%, 05/16/59(b)		918	31,951

			1,259,040

Mortgage-Backed Securities — 121.8%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 04/01/52		39,853	33,139,678
2.00%, 10/01/31 - 04/01/52		128,159	106,683,986
2.50%, 09/01/27 - 02/01/52		80,488	70,196,083
3.00%, 04/01/28 - 06/01/52		36,626	33,299,408
3.50%, 03/01/29 - 04/01/52		28,528	26,841,545
4.00%, 02/01/31 - 05/01/52		25,063	24,057,133
4.50%, 06/01/40 - 10/01/52		33,027	32,388,936
5.00%, 02/01/35 - 04/01/53		17,305	17,355,046

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
5.50%, 05/01/34 - 03/01/55	USD	56,785	$57,459,561
5.81%, 06/01/31		3,574	3,717,532
6.00%, 02/01/38 - 08/01/55		76,896	78,810,554
6.50%, 07/01/37 - 09/01/55		30,429	31,515,258
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/52		11,367	9,200,314
2.00%, 01/01/36 - 02/01/52		101,216	84,073,974
2.50%, 02/01/30 - 05/01/52		68,305	58,707,510
3.00%, 09/01/27 - 08/01/52		42,140	38,023,587
3.50%, 02/01/31 - 06/01/50		18,007	16,899,604
4.00%, 08/01/40 - 06/01/52		15,351	14,808,702
4.50%, 12/01/39 - 02/01/55		13,099	12,758,130
5.00%, 05/01/28 - 11/01/53		18,276	18,278,816
5.50%, 01/01/28 - 01/01/55		48,818	49,392,090
6.00%, 08/01/28 - 08/01/55(d)		130,743	133,817,127
6.50%, 02/01/53 - 09/01/55		18,805	19,451,258
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 10/15/55(e)		52,432	43,359,737
2.50%, 04/20/51 - 10/15/55(e)		82,026	70,649,608
3.00%, 12/20/44 - 10/15/55(e)		37,942	33,902,282
3.50%, 01/15/42 - 10/15/55(e)		36,192	33,187,910
4.00%, 04/20/39 - 10/15/55(e)		29,311	27,705,534
4.50%, 09/20/39 - 10/15/55(e)		48,522	47,211,952
5.00%, 07/15/33 - 10/15/55(e)		45,758	45,505,613
5.50%, 07/15/38 - 10/15/55(e)		62,991	63,467,660
6.00%, 03/20/53 - 10/15/55(e)		24,123	24,535,616
6.50%, 10/15/55(e)		21,134	21,704,272
Uniform Mortgage-Backed Securities
1.50%, 10/01/40(e)		2,664	2,382,875
2.00%, 10/01/40 - 10/01/55(e)		47,984	40,045,676
2.50%, 10/01/40 - 10/01/55(e)		69,414	58,981,419
3.00%, 10/01/40 - 10/01/55(e)		20,653	18,297,184
3.50%, 10/01/40 - 10/01/55(e)		41,231	37,686,779
4.00%, 10/01/40 - 10/01/55(e)		46,419	43,793,143
4.50%, 10/01/40 - 10/01/55(e)		43,357	42,324,206
5.00%, 10/01/55(e)		18,677	18,521,181
5.50%, 10/01/55(e)		29,607	29,850,902
6.00%, 10/01/55(e)		7,692	7,858,052
6.50%, 10/01/55(e)		18,238	18,846,852

			1,700,694,285

Principal Only Collateralized Mortgage Obligations — 0.8%
Fannie Mae
Series 2023-36, Class AO, 0.00%, 08/25/50(f)		3,333	2,424,831
Series 2024-16, Class PO, 0.00%, 03/25/51(f)		1,479	1,068,920
Freddie Mac
Series 5319, Class PO, 0.00%, 08/25/50(f)		6,506	4,464,956
Series 5341, Class AO, 0.00%, 06/25/50(f)		3,659	2,640,426
Ginnie Mae, Series 2022-195, Class PO, 0.00%, 11/20/52(f)		461	360,844

			10,959,977

Total U.S. Government Sponsored Agency Securities — 127.4% (Cost: $1,829,009,056)			1,778,622,469

Total Long-Term Investments — 138.5% (Cost: $1,984,546,157)			1,933,056,920

68	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.98%(g)		8,669,883	$8,669,883

		Par (000)

U.S. Treasury Obligations(h) — 3.0%
U.S. Treasury Bills, 4.02%, 10/07/25	USD	41,596	41,567,803

Total Short-Term Securities — 3.6% (Cost: $50,238,070)			50,237,686

Total Investments Before TBA Sale Commitments — 142.1%
(Cost: $2,034,784,227)			1,983,294,606

TBA Sale Commitments(e)

Mortgage-Backed Securities — (32.0)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/15/55		(201)	(166,104)
2.50%, 10/15/55		(29,842)	(25,687,310)
3.00%, 10/15/55		(253)	(225,822)
3.50%, 10/15/55		(26,800)	(24,427,751)
4.00%, 10/15/55		(180)	(169,218)
4.50%, 10/15/55		(24,627)	(23,878,380)
5.00%, 10/15/55		(15,098)	(15,016,760)
5.50%, 10/15/55		(374)	(376,783)
6.00%, 10/15/55		(429)	(436,299)
6.50%, 10/15/55		(10,508)	(10,791,939)
Uniform Mortgage-Backed Securities
2.00%, 10/01/40 - 10/01/55		(1,187)	(1,000,658)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50%, 10/01/40 - 10/01/55	USD	(44,665)	$(37,633,780)
3.00%, 10/01/40 - 10/01/55		(501)	(450,009)
3.50%, 10/01/55		(308)	(281,365)
4.00%, 10/01/40 - 10/01/55		(72,386)	(68,207,854)
4.50%, 10/01/40 - 10/01/55		(40,154)	(38,948,774)
5.00%, 10/01/55		(198)	(196,348)
5.50%, 10/01/55		(31,870)	(32,132,544)
6.00%, 10/01/55		(137,303)	(140,267,052)
6.50%, 10/01/55		(25,127)	(25,965,832)

Total TBA Sale Commitments — (32.0)% (Proceeds: $(448,431,882))			(446,260,582)

Total Investments Net of TBA Sale Commitments — 110.1%
(Cost: $1,586,352,345)			1,537,034,024
Liabilities in Excess of Other Assets — (10.1)%			(140,939,055)

Net Assets — 100.0%			$ 1,396,094,969

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Represents or includes a TBA transaction.
(f)	Zero-coupon bond.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Notes (10 Year)	199	12/19/25	$22,384	$15,983
U.S. Treasury Notes (2 Year)	91	12/31/25	18,961	(40,478)

				(24,495)

Short Contracts
U.S. Treasury Bonds (30 Year)	35	12/19/25	4,080	(13,623)
U.S. Ultra Treasury Notes (10 Year)	171	12/19/25	19,678	(260,920)
U.S. Treasury Notes (5 Year)	130	12/31/25	14,192	33,229

				(241,314)

				$(265,809)

S C H E D U L E S O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series M Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD 3,976	$788,761	$163,898	$624,863
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD 4,174	828,199	180,523	647,676

						$1,616,960	$344,421	$1,272,539

OTC Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	USD 4,398	$(872,464)	$(275,606)	$(596,858)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD 3,753	(744,496)	(237,007)	(507,489)

							$(1,616,960)	$(512,613)	$(1,104,347)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$344,421	$(512,613)	$1,272,539	$(1,104,347)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$49,212	$—	$49,212
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	—	1,616,960	—	—	—	—	1,616,960

	$—	$1,616,960	$—	$—	$49,212	$—	$1,666,172

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$315,021	$—	$315,021
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	1,616,960	—	—	—	—	1,616,960

	$—	$1,616,960	$—	$—	$315,021	$—	$1,931,981

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

70	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series M Portfolio

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(451,861)	$—	$(451,861)
Swaps	—	2,469	—	—	—	—	2,469

	$—	$2,469	$—	$—	$(451,861)	$—	$(449,392)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$39,941	$—	$39,941
Swaps	—	(2,470)	—	—	—	—	(2,470)

	$—	$(2,470)	$—	$—	$39,941	$—	$37,471

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$25,606,402
Average notional value of contracts — short	56,714,922
Credit default swaps:
Average notional value — buy protection	8,150,000
Average notional value — sell protection	8,150,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$27,642	$14,928
Swaps — OTC(a)	1,616,960	1,616,960

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,644,602	$1,631,888

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(27,642)	(14,928)

Total derivative assets and liabilities subject to an MNA	$1,616,960	$1,616,960

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series M Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs International	$1,616,960	$(872,464)	$—	$(744,496)	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs International	$872,464	$(872,464)	$—	$—	$—
J.P. Morgan Securities LLC	744,496	—	—	(744,496)	—

	$1,616,960	$(872,464)	$—	$(744,496)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$27,197,951	$—	$27,197,951
Non-Agency Mortgage-Backed Securities	—	127,236,500	—	127,236,500
U.S. Government Sponsored Agency Securities	—	1,778,622,469	—	1,778,622,469
Short-Term Securities
Money Market Funds	8,669,883	—	—	8,669,883
U.S. Treasury Obligations	—	41,567,803	—	41,567,803
Liabilities
TBA Sale Commitments	—	(446,260,582)	—	(446,260,582)

	$8,669,883	$1,528,364,141	$—	$1,537,034,024

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,272,539	$—	$1,272,539
Interest Rate Contracts	49,212	—	—	49,212
Liabilities
Credit Contracts	—	(1,104,347)	—	(1,104,347)
Interest Rate Contracts	(315,021)	—	—	(315,021)

	$(265,809)	$168,192	$—	$(97,617)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

72	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2025	BATS: Series P Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Fixed-Income Funds — 22.8%
BATS: Series S Portfolio(a)	77,157	$717,560

Total Long-Term Investments — 22.8% (Cost: $709,844)		717,560

Short-Term Securities

Money Market Funds — 75.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.98%(b)	2,395,497	2,395,497

Total Short-Term Securities — 75.9% (Cost: $2,395,497)		2,395,497

Total Investments — 98.7% (Cost: $3,105,341)		3,113,057

Other Assets Less Liabilities — 1.3%		42,112

Net Assets — 100.0%		$3,155,169

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BATS: Series S Portfolio	$712,158	$—	$—	$—	$5,402	$717,560	77,157	$16,531	$—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Notes (10 Year)	15	12/19/25	$1,687	$(13,150)
U.S. Ultra Treasury Notes (10 Year)	14	12/19/25	1,611	(22,773)
U.S. Treasury Notes (2 Year)	2	12/31/25	417	36

				$(35,887)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.18%	Quarterly	1-day Overnight Fed Funds Effective Rate, 4.09%	Quarterly	10/21/25	USD 3,167	$32,579	$—	$32,579
1-day SOFR, 4.24%	Quarterly	0.17%	Quarterly	10/21/25	USD 3,167	(33,008)	—	(33,008)

S C H E D U L E S O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series P Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
		1-day Overnight Fed Funds
0.56%	Quarterly	Effective Rate, 4.09%	Quarterly	10/21/30	USD 336	$45,536	$—	$45,536
1-day SOFR, 4.24%	Quarterly	0.53%	Quarterly	10/21/30	USD 336	(47,056)	—	(47,056)
0.75%	Quarterly	1-day SOFR, 4.24%	Quarterly	10/21/35	USD 22	5,530	—	5,530
1-day Overnight Fed Funds Effective Rate, 4.09%	Quarterly	0.79%	Quarterly	10/21/35	USD 22	(5,317)	—	(5,317)
0.84%	Quarterly	1-day SOFR, 4.24%	Quarterly	10/21/40	USD 39	13,888	—	13,888
1-day Overnight Fed Funds Effective Rate, 4.09%	Quarterly	0.91%	Quarterly	10/21/40	USD 39	(13,290)	—	(13,290)
0.91%	Quarterly	1-day SOFR, 4.24%	Quarterly	10/21/50	USD 22	10,814	—	10,814
1-day Overnight Fed Funds Effective Rate, 4.09%	Quarterly	0.99%	Quarterly	10/21/50	USD 22	(10,310)	—	(10,310)

						$(634)	$—	$(634)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$—	$—	$108,347	$(108,981)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$36	$—	$36
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	108,347	—	108,347

	$—	$—	$—	$—	$108,383	$—	$108,383

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$35,923	$—	$35,923
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	108,981	—	108,981

	$—	$—	$—	$—	$144,904	$—	$144,904

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

74	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series P Portfolio

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(32,267)	$—	$(32,267)
Swaps	—	—	—	—	(115)	—	(115)

	$—	$—	$—	$—	$(32,382)	$—	$(32,382)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$4,731	$—	$4,731
Swaps	—	—	—	—	(133)	—	(133)

	$—	$—	$—	$—	$4,598	$—	$4,598

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 54,508
Average notional value of contracts — short	3,876,594
Interest rate swaps:
Average notional value — pays fixed rate	3,586,541
Average notional value — receives fixed rate	3,586,541

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$717,560	$—	$—	$717,560
Short-Term Securities
Money Market Funds	2,395,497	—	—	2,395,497

	$3,113,057	$—	$—	$3,113,057

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$36	$108,347	$—	$108,383
Liabilities
Interest Rate Contracts	(35,923)	(108,981)	—	(144,904)

	$(35,887)	$(634)	$—	$(36,521)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
720 East CLO Ltd., Series 2023-IA, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.69%, 04/15/38(a)(b)	USD	265	$266,223
Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 04/15/30(a)		248	248,024
Affirm Master Trust, Series 2025-3A, Class A, 4.45%, 10/16/34(a)		765	763,876
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31		406	423,656
Series 2025-4, Class A, 4.30%, 07/15/30		1,901	1,921,404
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.87%, 04/28/37(a)(b)		865	868,387
ARI Fleet Lease Trust
Series 2024-A, Class A2, 5.30%, 11/15/32(a)		142	142,516
Series 2024-B, Class A2, 5.54%, 04/15/33(a)		75	75,142
Series 2025-B, Class A2, 4.59%, 03/15/34(a)		1,062	1,068,568
AutoNation Finance Trust, Series 2025-1A, Class A3, 4.62%, 11/13/29(a)		55	55,528
BA Credit Card Trust
Series 2022-A2, Class A2, 5.00%, 04/15/28		822	822,763
Series 2024-A1, Class A, 4.93%, 05/15/29		1,383	1,406,442
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BR3, (3-mo. CME Term SOFR + 1.85%), 6.18%, 07/20/38(a)(b)		250	250,668
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/28		364	366,706
Series 2025-A, Class A3, 4.56%, 09/25/29		500	504,641
BofA Auto Trust, Series 2025-1A, Class A3, 4.35%, 11/20/29(a)		253	254,617
Canyon CLO Ltd., Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.92%, 10/15/34(a)(b)		250	249,780
Capital One Prime Auto Receivables Trust,
Series 2022-2, Class A3, 3.66%, 05/17/27		521	520,663
Carmax Auto Owner Trust, Series 2025-3, Class A3, 4.35%, 07/15/30		772	778,305
CarMax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 02/16/27		211	211,224
Series 2022-3, Class A3, 3.97%, 04/15/27		279	278,986
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/28		2,680	2,712,304
Series 2024-A2, Class A, 4.63%, 01/15/31		293	299,473
Series 2025-A1, Class A, 4.16%, 07/15/30		1,728	1,739,123
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		180	182,570
Series 2024-1A, Class A1, 5.52%, 05/15/36(a)		354	358,298
CNH Equipment Trust
Series 2022-B, Class A3, 3.89%, 11/15/27		215	214,862
Series 2024-A, Class A3, 4.77%, 06/15/29		452	456,186
Series 2024-C, Class A3, 4.03%, 01/15/30		203	203,414
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. CME Term SOFR + 0.91%), 5.24%, 06/25/52(a)(b)		147	145,132
Series 2021-C, Class B, 2.72%, 07/26/55(a)		68	64,023
Series 2023-A, Class A1, (SOFR (30-day) + 1.90%), 6.26%, 05/25/55(a)(b)		357	361,447
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.68%, 07/22/27(a)		265	266,273
Series 2025-1, Class A3, 4.61%, 02/24/31(a)		337	340,416
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A, 1.80%, 11/25/45(a)		48	44,723
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(a)		385	380,060

Security		Par (000)	Value

Asset-Backed Securities (continued)
ELFI Graduate Loan Program LLC
Series 2023-A, Class A, 6.37%, 02/04/48(a)	USD	359	$377,035
Elmwood CLO III Ltd., Series 2019-3A, Class A2RR, (3-mo. CME Term SOFR + 1.60%), 5.93%, 07/18/37(a)(b)		425	426,169
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		367	369,840
Series 2024-1, Class A2, 5.23%, 03/20/30(a)		265	267,603
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		50	50,948
Series 2024-3, Class A3, 4.98%, 08/21/28(a)		200	203,051
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		66	67,445
Series 2024-4, Class A3, 4.56%, 11/20/28(a)		182	183,553
Series 2024-4, Class A4, 4.70%, 06/20/31(a)		50	50,743
Series 2025-2, Class A3, 4.41%, 06/20/29(a)		342	344,736
Flatiron CLO 23 LLC, Series 2023-1A, Class AR, (3-mo. CME Term SOFR + 1.24%), 5.56%, 04/17/36(a)(b)		250	250,394
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27		382	381,562
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,380	1,404,323
Series 2023-2, Class A, 5.28%, 02/15/36(a)		1,675	1,728,241
Series 2023-A, Class A3, 4.65%, 02/15/28		105	105,526
Series 2024-1, Class A, 4.87%, 08/15/36(a)(c)		1,288	1,318,921
Series 2024-A, Class A3, 5.09%, 12/15/28		1,900	1,920,888
Series 2025-2, Class A, 4.37%, 02/15/38(a)(c)		1,870	1,880,638
Ford Credit Auto Owner Trust/Ford Credit,
Series 2025-1, Class A, 4.86%, 08/15/37(a)(c)		715	733,545
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30		907	907,119
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		1,246	1,251,835
Series 2023-1, Class A2, (SOFR (30-day) + 1.25%), 5.62%, 05/15/28(a)(b)		1,785	1,795,132
Series 2023-1, Class B, 5.31%, 05/15/28(a)		280	281,336
Series 2024-2, Class A, 5.24%, 04/15/31(a)		545	565,150
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/49(a)		255	260,892
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		310	314,136
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1-mo. CME Term SOFR + 1.33%), 5.48%, 05/16/38(a)(b)		147	146,646
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		217	215,746
Series 2022-2, Class A3, 3.10%, 02/16/27		81	81,231
Series 2022-2, Class A4, 3.25%, 04/17/28		629	626,266
Series 2022-3, Class A4, 3.71%, 12/16/27		887	885,183
Series 2023-4, Class A3, 5.78%, 08/16/28		584	590,710
Series 2024-4, Class A3, 4.40%, 08/16/29		1,103	1,110,593
Series 2025-3, Class A3, 4.18%, 08/16/30		1,245	1,251,466
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/36(a)		1,031	1,081,072
Series 2024-1, Class A, 4.98%, 12/11/36(a)		284	291,442
Series 2024-2, Class A, 4.52%, 03/11/37(a)		824	834,281
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		47	39,623
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		85	76,846
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		37	32,996
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/27(a)		165	166,116
Series 2025-1, Class A3, 4.49%, 04/16/29(a)		180	181,712
Higley Park CLO Ltd., Series 2025-1A, Class B1, (3-mo. CME Term SOFR + 1.65%), 5.92%, 07/24/38(a)(b)		400	401,559

76	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/28	USD	820	$829,841
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26		22	21,701
Series 2023-A, Class A3, 4.58%, 04/15/27		333	333,213
Series 2023-B, Class A3, 5.48%, 04/17/28		975	981,856
Series 2024-A, Class A3, 4.99%, 02/15/29		966	975,587
Series 2024-B, Class A3, 4.84%, 03/15/29		1,338	1,352,679
Series 2024-C, Class A3, 4.41%, 05/15/29		1,622	1,634,345
Series 2025-A, Class A3, 4.32%, 10/15/29		366	368,796
Series 2025-C, Class A3, 3.88%, 04/15/30		479	478,455
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 03/15/28		380	383,084
Series 2024-A, Class A3, 4.96%, 11/15/28		981	991,666
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27(a)		216	216,899
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		122	123,374
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27(a)		85	85,589
Mercedes-Benz Auto Receivables Trust,
Series 2023-2, Class A3, 5.95%, 11/15/28		633	642,057
MMAF Equipment Finance LLC
Series 2024-A, Class A3, 4.95%, 07/14/31(a)		150	152,012
Series 2024-A, Class A4, 5.10%, 07/13/49(a)		745	768,562
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 07/15/55(a)		319	322,125
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.17%, 11/15/68(a)(b)		712	710,393
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		98	96,983
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		48	46,944
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		198	189,247
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		238	225,847
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		340	320,637
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		546	506,178
Series 2021-A, Class A, 0.84%, 05/15/69(a)		44	40,396
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		282	257,843
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		696	686,359
Navient Student Loan Trust, Series 2023-BA, Class A1B, (SOFR (30-day) + 1.70%), 6.07%, 03/15/72(a)(b)		169	170,807
Navistar Financial Dealer Note Master Owner Trust,
Series 2024-1, Class A, 5.59%, 04/25/29(a)		390	392,854
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		355	335,478
Series 2021-CA, Class AFL, (1-mo. CME Term SOFR + 0.85%), 4.99%, 04/20/62(a)(b)		266	265,645
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 5.47%, 03/15/57(a)(b)		376	374,046
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 5.69%, 05/17/55(a)(b)		750	754,476
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/27		1,058	1,060,826
OCP CLO Ltd., Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 6.01%, 10/18/37(a)(b)		260	260,809
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/18/37(a)(b)		420	421,608
OneMain Direct Auto Receivables Trust, Series 2021- 1A, Class A, 0.87%, 07/14/28(a)		79	78,787

Security		Par (000)	Value

Asset-Backed Securities (continued)
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)	USD	402	$394,351
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		150	155,101
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 6.08%, 01/17/31(a)(b)		250	249,830
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class A, 3.60%, 10/25/40(a)		495	480,161
PFS Financing Corp.
Series 2023-A, Class A, 5.80%, 03/15/28(a)		1,030	1,037,074
Series 2023-C, Class A, 5.52%, 10/15/28(a)		432	438,276
Series 2024-B, Class A, 4.95%, 02/15/29(a)		140	141,649
Series 2024-D, Class A, 5.34%, 04/15/29(a)		115	117,127
Series 2025-B, Class A, 4.85%, 02/15/30(a)		738	750,065
Series 2025-F, Class A, 4.40%, 08/15/30(a)		493	495,538
Pikes Peak CLO 14 Ltd., Series 2023-14A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/20/38(a)(b)		250	251,154
Point Broadband & Funding LLC, Series 2025-1A, Class A2, 5.34%, 07/20/55(a)		116	117,046
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/30(a)		2,163	2,174,632
Prodigy Finance DAC, Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.52%, 07/25/51(a)(b)		31	31,153
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		439	416,155
QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.04%, 10/05/55(a)		425	423,207
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/37(a)(b)		490	491,547
Regional Management Issuance Trust
Series 2024-1, Class A, 5.83%, 07/15/36(a)		103	105,325
Series 2024-2, Class A, 5.11%, 12/15/33(a)		100	100,861
RR 21 Ltd., Series 2022-21A, Class A1AR, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/39(a)(b)		260	260,901
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02%, 09/15/28		509	511,189
SFS Auto Receivables Securitization Trust
Series 2025-1A, Class A3, 4.75%, 07/22/30(a)		450	455,196
Series 2025-2A, Class A3, 4.44%, 12/20/30(a)		656	661,375
SLM Student Loan Trust, Series 2013-4, Class A, (SOFR (30-day) + 0.66%), 5.02%, 06/25/43(b)		114	112,874
SMB Private Education Loan Trust
Series 2019-B, Class A2B, (1-mo. CME Term SOFR + 1.11%), 5.27%, 06/15/37(a)(b)		338	338,224
Series 2021-A, Class A2A1, (1-mo. CME Term SOFR + 0.84%), 5.00%, 01/15/53(a)(b)		584	577,807
Series 2021-A, Class APL, (1-mo. CME Term SOFR + 0.84%), 4.99%, 01/15/53(a)(b)		686	678,833
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		476	449,252
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		493	481,789
Series 2023-B, Class A1B, (SOFR (30-day) + 1.80%), 6.17%, 10/16/56(a)(b)		540	550,536
Series 2023-C, Class A1A, 5.67%, 11/15/52(a)		117	120,036
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.82%, 03/15/56(a)(b)		250	252,800
Series 2024-C, Class A1A, 5.50%, 06/17/52(a)		1,004	1,033,203
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34(a)		203	204,089
Series 2025-2, Class A, 4.82%, 06/25/34(a)		869	872,978
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		66	66,933

S C H E D U L E S O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
SoFi Personal Loan Trust
Series 2024-1A, Class A, 6.06%, 02/12/31(a)	USD	125	$125,602
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		118	113,847
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		174	163,246
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/05/38(a)(b)		645	647,489
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/34(a)		572	564,796
Series 2023-1A, Class A, 4.93%, 06/25/36(a)		1,000	1,023,418
Series 2025-1A, Class A, 4.65%, 05/25/38(a)		1,195	1,217,827
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A3, 2.93%, 09/15/26		44	44,042
Series 2022-B, Class A4, 3.11%, 08/16/27		573	570,456
Series 2023-C, Class A3, 5.16%, 04/17/28		270	272,013
Trinitas CLO XIX Ltd., Series 2022-19A, Class A1R, (3-mo. CME Term SOFR + 1.11%), 5.44%, 10/20/33(a)(b)		420	420,509
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		183	183,491
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/28		1,783	1,786,247
Series 2024-2, Class A, 4.83%, 12/22/31(a)		266	272,178
Series 2024-8, Class A1A, 4.62%, 11/20/30		1,042	1,055,303
Series 2025-7, Class A1A, 3.96%, 08/20/31		1,214	1,211,778
Westlake Automobile Receivables Trust, Series 2025- P1, Class A3, 4.58%, 06/15/29(a)		216	217,737
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29		1,902	1,929,563
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.64%, 07/24/36(a)(b)		410	410,323

Total Asset-Backed Securities — 23.7% (Cost: $90,179,544)			90,786,808

Corporate Bonds

Aerospace & Defense — 0.5%
Boeing Co. (The), 6.30%, 05/01/29		550	583,686
L3Harris Technologies, Inc., 5.40%, 01/15/27		88	89,443
RTX Corp.
2.65%, 11/01/26		38	37,410
3.50%, 03/15/27		470	466,211
3.13%, 05/04/27		770	758,906

			1,935,656
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29		440	444,118

Automobiles — 0.1%
Stellantis NV, 3.38%, 11/19/28(d)	EUR	200	236,708
Traton Finance Luxembourg SA, 4.13%, 11/22/25(d)		100	117,597

			354,305
Banks — 8.3%
Bank of America Corp.
3.56%, 04/23/27	USD	914	910,349
1.73%, 07/22/27		715	700,720
2.55%, 02/04/28		125	122,423
6.20%, 11/10/28		474	493,955
3.42%, 12/20/28		385	379,126
4.98%, 01/24/29		690	702,754
4.62%, 05/09/29		766	775,490

Security		Par (000)	Value

Banks (continued)
Bank of America Corp.
5.82%, 09/15/29	USD	166	$173,585
5.16%, 01/24/31		952	982,545
Series N, 1.66%, 03/11/27		1,220	1,205,891
Citibank N.A., 4.91%, 05/29/30		825	847,632
Citigroup, Inc.
3.20%, 10/21/26		530	525,591
4.64%, 05/07/28		1,219	1,227,431
5.17%, 02/13/30		387	396,991
4.54%, 09/19/30		525	527,443
4.95%, 05/07/31		1,225	1,248,277
4.50%, 09/11/31		1,120	1,120,606
Goldman Sachs Bank U.S.A., 5.28%, 03/18/27		201	201,911
JPMorgan Chase & Co.
1.05%, 11/19/26		915	910,901
3.96%, 01/29/27		97	96,884
1.47%, 09/22/27		230	224,202
6.07%, 10/22/27		696	709,840
5.57%, 04/22/28		585	597,777
4.98%, 07/22/28		1,002	1,017,265
4.92%, 01/24/29		1,880	1,913,894
5.30%, 07/24/29		369	380,192
5.00%, 07/22/30		505	518,000
5.14%, 01/24/31		512	528,758
5.10%, 04/22/31		2,167	2,238,771
KeyCorp, 5.12%, 04/04/31		200	205,359
Morgan Stanley Bank N.A.
4.95%, 01/14/28		915	924,019
4.97%, 07/14/28		765	776,309
5.02%, 01/12/29		830	844,869
PNC Bank N.A., 4.54%, 05/13/27		1,060	1,061,645
Royal Bank of Canada, 4.88%, 01/12/26		12	12,021
Truist Financial Corp.
6.05%, 06/08/27		351	355,073
5.44%, 01/24/30		147	152,102
Wells Fargo & Co.
5.71%, 04/22/28		165	168,834
3.58%, 05/22/28		440	436,030
4.81%, 07/25/28		95	96,121
4.97%, 04/23/29		535	545,187
5.57%, 07/25/29		540	559,630
4.08%, 09/15/29		530	528,347
5.20%, 01/23/30		560	576,743
5.15%, 04/23/31		769	793,070
Series W, 4.90%, 01/24/28		821	828,549
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,214,525

			31,757,637
Biotechnology — 0.4%
AbbVie, Inc.
4.80%, 03/15/29		381	389,621
3.20%, 11/21/29		155	149,536
Amgen, Inc.
2.60%, 08/19/26		346	341,565
4.05%, 08/18/29		482	480,130

			1,360,852
Capital Markets — 4.3%
Deutsche Bank AG
5.37%, 01/10/29		336	343,223
4.95%, 08/04/31		180	181,702
Goldman Sachs Group, Inc. (The)
1.43%, 03/09/27		555	547,856
1.54%, 09/10/27		1,030	1,004,579

78	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
1.95%, 10/21/27	USD	689	$672,784
2.64%, 02/24/28		400	391,589
4.94%, 04/23/28		1,515	1,532,736
4.48%, 08/23/28		940	945,881
6.48%, 10/24/29		175	186,231
5.05%, 07/23/30		950	973,810
5.21%, 01/28/31		543	560,530
5.22%, 04/23/31		1,540	1,592,523
Morgan Stanley
3.88%, 01/27/26		758	756,720
1.59%, 05/04/27		1,719	1,691,865
6.30%, 10/18/28		450	468,940
4.99%, 04/12/29		935	953,675
5.45%, 07/20/29		545	563,154
5.17%, 01/16/30		170	174,722
5.04%, 07/19/30		1,092	1,119,148
4.65%, 10/18/30		375	379,099
5.23%, 01/15/31		400	412,860
3.62%, 04/01/31		275	266,833
UBS AG, 5.00%, 07/09/27		491	499,262
UBS Group AG, 4.40%, 09/23/31(a)		235	234,203

			16,453,925

Consumer Finance — 0.9%
Ally Financial, Inc., 5.74%, 05/15/29		180	184,245
Capital One Financial Corp.
1.88%, 11/02/27		488	475,493
6.31%, 06/08/29		343	359,811
4.49%, 09/11/31		320	317,412
Ford Motor Credit Co. LLC
5.80%, 03/05/27		255	257,580
4.95%, 05/28/27		215	214,628
7.35%, 11/04/27		470	490,205
General Motors Financial Co., Inc., 5.55%, 07/15/29		152	156,957
Synchrony Financial
5.02%, 07/29/29		160	161,380
5.94%, 08/02/30		115	119,201
5.45%, 03/06/31		720	733,655

			3,470,567

Diversified REITs — 2.6%
American Tower Corp.
3.65%, 03/15/27		531	527,053
3.55%, 07/15/27		516	511,030
5.20%, 02/15/29		164	168,754
2.90%, 01/15/30		350	329,889
5.00%, 01/31/30		229	234,348
4.90%, 03/15/30		800	815,793
Crown Castle, Inc., 1.05%, 07/15/26		559	545,070
Equinix, Inc.
2.90%, 11/18/26		672	661,952
1.80%, 07/15/27		722	693,216
1.55%, 03/15/28		213	200,253
2.00%, 05/15/28		89	84,357
3.20%, 11/18/29		555	531,506
2.15%, 07/15/30		235	212,046
VICI Properties LP
4.75%, 02/15/28		206	207,732
4.75%, 04/01/28		110	111,147
4.95%, 02/15/30		225	227,610
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		533	532,981
4.25%, 12/01/26(a)		775	772,038

Security		Par (000)	Value

Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
5.75%, 02/01/27(a)	USD	680	$688,487
4.50%, 01/15/28(a)		874	872,200
3.88%, 02/15/29(a)		75	73,225
4.63%, 12/01/29(a)		532	526,760
4.13%, 08/15/30(a)		590	570,197

			10,097,644

Diversified Telecommunication Services — 0.4%
AT&T Inc.
1.65%, 02/01/28		435	411,818
4.70%, 08/15/30		580	589,871
NTT Finance Corp.
4.37%, 07/27/27(a)		275	275,834
4.62%, 07/16/28(a)		245	247,422

			1,524,945

Electric Utilities — 2.7%
Dominion Energy, Inc., 5.00%, 06/15/30		273	279,881
Duke Energy Carolinas LLC, 4.85%, 03/15/30		335	344,086
Duke Energy Corp.
4.85%, 01/05/29		840	855,924
3.40%, 06/15/29		110	106,893
Enel Finance International NV, 4.38%, 09/30/30(a)		510	506,531
Eversource Energy
4.75%, 05/15/26		285	285,839
2.90%, 03/01/27		353	346,681
Exelon Corp.
5.15%, 03/15/28		253	258,772
5.15%, 03/15/29		270	277,721
FirstEnergy Corp.
2.65%, 03/01/30		295	273,700
Series B, 3.90%, 07/15/27		230	228,589
Series B, 2.25%, 09/01/30		237	212,964
FirstEnergy Transmission LLC, 4.55%, 01/15/30		175	176,120
National Rural Utilities Cooperative Finance Corp.,
4.75%, 02/07/28		117	118,725
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27		530	535,764
4.85%, 02/04/28		485	493,550
1.90%, 06/15/28		22	20,796
NRG Energy, Inc.
2.45%, 12/02/27(a)		243	232,938
10/15/30(a)(e)		295	294,907
Ohio Edison Co., 4.95%, 12/15/29(a)		240	245,250
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/29		444	451,066
Pacific Gas & Electric Co.
5.55%, 05/15/29		1,177	1,211,534
4.55%, 07/01/30		300	297,916
Public Service Enterprise Group, Inc., 4.90%, 03/15/30		245	250,429
Southern California Edison Co.
5.65%, 10/01/28		110	113,470
5.15%, 06/01/29		122	124,105
Southern Co. (The), 5.50%, 03/15/29		719	747,602
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		270	269,785
Vistra Operations Co. LLC
5.05%, 12/30/26(a)		120	120,690
3.70%, 01/30/27(a)		265	262,531
4.30%, 07/15/29(a)		400	396,926

			10,341,685

S C H E D U L E S O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 3.40%, 05/01/30	USD	39	$37,440

Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA, 4.50%, 02/09/31		275	278,372

Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 11/15/30(e)		270	268,652
Glencore Funding LLC
4.00%, 03/27/27(a)		686	682,737
4.91%, 04/01/28(a)		133	135,094
5.40%, 05/08/28(a)		254	260,879
6.13%, 10/06/28(a)		423	444,017
5.37%, 04/04/29(a)		310	319,423
5.19%, 04/01/30(a)		500	515,144
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(a)(f)		580	579,901

			3,205,847

Ground Transportation — 0.7%
Canadian Pacific Railway Co., 4.00%, 06/01/28		68	67,879
Ryder System, Inc.
2.85%, 03/01/27		370	363,476
5.25%, 06/01/28		130	133,533
4.90%, 12/01/29		65	66,444
Uber Technologies, Inc.
4.50%, 08/15/29(a)		1,125	1,121,809
4.30%, 01/15/30		410	411,186
4.15%, 01/15/31		400	396,347

			2,560,674

Health Care Equipment & Supplies — 0.0%
Edwards Lifesciences Corp., 4.30%, 06/15/28		12	12,042

Health Care Providers & Services — 1.5%
Elevance Health, Inc., 5.15%, 06/15/29		414	425,938
HCA, Inc.
5.88%, 02/15/26		215	215,277
5.25%, 06/15/26		590	591,169
5.38%, 09/01/26		876	879,770
5.00%, 03/01/28		1,263	1,286,243
5.63%, 09/01/28		727	750,142
4.13%, 06/15/29		610	604,713
5.25%, 03/01/30		500	516,211
3.50%, 09/01/30		81	77,368
Humana, Inc., 5.75%, 03/01/28		124	127,913
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	113,565

			5,588,309

Health Care REITs — 0.0%
Healthpeak OP LLC, 1.35%, 02/01/27		10	9,626

Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.70%, 02/01/30		320	326,204

Interactive Media & Services — 0.1%
Netflix, Inc.
5.88%, 11/15/28		215	226,716
4.88%, 06/15/30(a)		280	287,797

			514,513

IT Services — 0.4%
Dell International LLC/EMC Corp., 02/15/31(e)		240	239,445
Fidelity National Information Services, Inc. 1.15%, 03/01/26		349	344,557

Security		Par (000)	Value

IT Services (continued)
Fidelity National Information Services, Inc. 1.65%, 03/01/28	USD	225	$212,050
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)		200	210,902
Global Payments, Inc.
1.20%, 03/01/26		282	278,273
4.80%, 04/01/26		178	178,197

			1,463,424

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28		813	809,278
2.25%, 01/15/29		1,372	1,276,016
Warnermedia Holdings, Inc., 3.76%, 03/15/27		145	143,006

			2,228,300

Multi-Utilities — 0.1%
Consumers Energy Co., 4.50%, 01/15/31		270	272,759

Oil, Gas & Consumable Fuels — 3.7%
Canadian Natural Resources Ltd., 5.00%, 12/15/29(a)		300	306,654
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		600	583,106
Cheniere Energy Partners LP, 4.50%, 10/01/29		1,874	1,867,997
Diamondback Energy, Inc.
3.50%, 12/01/29		493	475,646
5.15%, 01/30/30		480	494,338
Enbridge, Inc., 5.25%, 04/05/27		174	176,631
Energy Transfer LP
4.20%, 04/15/27		126	125,833
6.10%, 12/01/28		827	870,164
5.25%, 07/01/29		365	375,589
EQT Corp.
3.13%, 05/15/26(a)		111	109,983
6.50%, 07/01/27		155	158,682
3.90%, 10/01/27		521	517,654
4.50%, 01/15/29		270	270,039
5.00%, 01/15/29		188	190,625
6.38%, 04/01/29		881	913,585
7.00%, 02/01/30		433	471,426
7.50%, 06/01/30		890	981,781
4.75%, 01/15/31		380	379,225
Expand Energy Corp., 5.38%, 03/15/30		619	629,405
MPLX LP, 4.80%, 02/15/31		325	326,961
Occidental Petroleum Corp., 5.00%, 08/01/27		68	68,712
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		400	401,315
5.00%, 03/15/27		101	101,611
4.20%, 03/15/28		837	836,103
4.50%, 05/15/30		290	291,012
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30		918	933,771
Viper Energy Partners LLC, 4.90%, 08/01/30		1,285	1,294,582
Williams Cos., Inc. (The), 3.75%, 06/15/27		99	98,328

			14,250,758

Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)		545	545,285

Professional Services — 0.1%
Paychex, Inc., 5.10%, 04/15/30		555	571,114

Retail REITs — 0.1%
Realty Income Corp., 3.25%, 06/15/29		258	249,968

80	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc., 4.00%, 01/15/31	USD	240	$237,627
Broadcom, Inc.
5.05%, 07/12/29		807	831,279
4.60%, 07/15/30		580	588,769
4.20%, 10/15/30		140	139,761
4.15%, 11/15/30		545	542,856
Intel Corp., 5.13%, 02/10/30		310	319,008
Micron Technology, Inc., 5.30%, 01/15/31		430	444,962

			3,104,262

Software — 1.1%
AppLovin Corp., 5.13%, 12/01/29		2,118	2,166,727
Oracle Corp.
2.65%, 07/15/26		71	70,167
2.80%, 04/01/27		195	191,184
3.25%, 11/15/27		738	725,153
4.20%, 09/27/29		245	244,487
4.45%, 09/26/30		320	319,843
Synopsys, Inc.
4.65%, 04/01/28		190	192,127
4.85%, 04/01/30		240	244,457

			4,154,145

Tobacco — 1.6%
Altria Group, Inc.
6.20%, 11/01/28		399	421,374
4.80%, 02/14/29		625	634,687
4.50%, 08/06/30		520	522,013
BAT Capital Corp.
3.56%, 08/15/27		1,406	1,391,618
6.34%, 08/02/30		237	255,847
BAT International Finance PLC
1.67%, 03/25/26		91	89,898
4.45%, 03/16/28		277	278,670
5.93%, 02/02/29		555	582,854
Japan Tobacco, Inc., 4.85%, 05/15/28(a)		600	610,052
Philip Morris International, Inc.
4.88%, 02/15/28		778	791,996
3.13%, 03/02/28		152	148,814
4.38%, 04/30/30		490	492,180

			6,220,003

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc.
2.90%, 11/15/26		60	59,070
3.20%, 03/15/27		825	813,235
T-Mobile U.S.A., Inc.
1.50%, 02/15/26		260	257,296
4.75%, 02/01/28		868	869,307
2.05%, 02/15/28		902	859,977
3.38%, 04/15/29		410	398,081
3.88%, 04/15/30		723	708,966

			3,965,932

Total Corporate Bonds — 33.2% (Cost: $125,304,300)			127,300,311

Foreign Government Obligations

Canada — 0.2%
OMERS Finance Trust, 4.38%, 03/20/30(a)		550	559,424

Security		Par (000)		Value

Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 01/23/31	USD	0	(g)	$3

Total Foreign Government Obligations — 0.2% (Cost: $548,701)				559,427

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.0%
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		358		360,319
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		397		377,919
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		244		231,664
Series 2023-6, Class A1, 6.50%, 12/25/67(a)(c)		138		139,770
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		207		208,949
Series 2025-7, Class A1, 5.51%, 06/25/70(a)(b)		755		761,051
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(c)		203		202,662
Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		302		304,030
BRAVO Residential Funding Trust
Series 2023-NQM6, Class A1, 6.60%, 09/25/63(a)(c)		295		297,246
Series 2024-NQM1, Class A1, 5.94%, 12/01/63(a)(c)		558		563,089
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		292		295,182
Series 2025-NQM3, Class A1, 5.57%, 03/25/65(a)(c)		137		138,060
Series 2025-NQM4, Class A1, 5.61%, 02/25/65(a)(c)		359		362,144
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1, 2.72%, 11/25/59(a)(c)		117		116,366
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		122		110,701
Series 2025-3, Class A11, (SOFR (30-day) + 1.30%), 5.66%, 02/25/56(a)(b)		541		540,861
COLT Mortgage Loan Trust
Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		101		99,767
Series 2023-2, Class A1, 6.60%, 07/25/68(a)(c)		114		115,396
Series 2025-4, Class A1, 5.79%, 04/25/70(a)(c)		466		471,942
Credit Suisse Mortgage Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		207		200,939
Cross Mortgage Trust
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		322		323,422
Series 2025-H3, Class A1, 5.88%, 04/25/70(a)(b)		659		667,470
Ellington Financial Mortgage Trust, Series 2025-INV2, Class A1, 5.39%, 05/26/70(a)(c)		398		399,866
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. CME Term SOFR + 0.96%), 5.12%, 03/25/50(a)(b)		356		340,936
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)		574		566,584
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		168		156,299
HOMES Trust
Series 2023-NQM1, Class A1, 6.18%, 01/25/68(a)(c)		673		673,501
Series 2023-NQM2, Class A1, 6.46%, 02/25/68(a)(c)		609		612,493
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		440		443,857
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		398		400,553
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(b)		255		253,535
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)		151		150,687
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		88		86,471
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		318		312,650
Series 2024-2, Class A3, 6.00%, 08/25/54(a)(b)		78		79,390
Mello Mortgage Capital Acceptance, Series 2022- INV2, Class A3, 3.00%, 04/25/52(a)(b)		381		328,371

S C H E D U L E S O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)	USD	217	$195,327
Series 2023-INV2, Class A1, 6.78%, 10/25/58(a)(c)		128	129,302
Series 2023-NQM3, Class A1, 6.62%, 07/25/68(a)(c)		314	316,787
Series 2025-NQM1, Class A1, 5.44%, 03/25/70(a)(c)		514	516,334
Series 2025-NQM2, Class A1, 5.68%, 05/27/70(a)(c)		346	348,458
Mill City Mortgage Loan Trust
Series 2017-1, Class M2, 3.25%, 11/25/58(a)(b)		87	85,993
Series 2023-NQM2, Class A1, 6.24%, 12/25/67(a)(c)		397	397,614
Mill City Mortgage Trust, Series 2015-2, Class M3, 3.70%, 09/25/57(a)(b)		295	292,587
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM5, Class A1, 5.65%, 10/25/69(a)(b)		650	654,490
Series 2025-DSC1, Class A1, 5.56%, 03/25/70(a)(c)		375	378,655
Series 2025-NQM4, Class A1, 5.59%, 06/25/70(a)(c)		551	555,170
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		247	232,363
Series 2025-NQM2, Class A1, 5.57%, 04/25/65(a)(c)		254	256,335
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. CME Term SOFR + 1.01%), 5.17%, 01/25/60(a)(b)		416	415,093
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		169	146,003
Series 2022-NQM9, Class A1B, 6.45%, 09/25/62(a)(c)		518	517,073
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)(b)		652	651,323
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(a)(c)		346	349,269
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		158	159,807
Series 2025-NQM4, Class A1, 5.40%, 02/25/55(a)(c)		321	323,534
Series 2025-NQM6, Class A1, 5.60%, 03/25/65(a)(c)		260	262,584
PRET Trust, Series 2025-RPL2, Class A1, 4.00%, 08/25/64(a)(c)		95	91,885
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		275	244,706
Series 2023-AFC3, Class A1, 6.58%, 09/25/58(a)(c)		1,043	1,053,497
PRP Advisors LLC
Series 2023-NQM2, Class A1, 6.25%, 08/25/68(a)(c)		107	107,947
Series 2023-NQM3, Class A1, 6.22%, 11/25/68(a)(c)		350	352,993
Series 2024-NQM2, Class A1, 6.33%, 06/25/69(a)(c)		84	85,785
Series 2024-RCF1, Class A1, 4.00%, 01/25/54(a)(c)		81	79,879
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		235	237,016
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		388	335,148
Residential Mortgage Loan Trust, Series 2019-3, Class M1, 3.26%, 09/25/59(a)(b)		320	316,554
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(c)		326	328,979
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.44%, 11/25/63(a)(b)		383	385,651
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		125	124,852
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		80	77,838
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.60%, 10/25/53(a)(b)		233	232,110
Series 2016-2, Class M1, 3.00%, 08/25/55(a)(b)		159	156,860
Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		46	45,541
Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		88	87,687
Series 2018-2, Class A1, 3.25%, 03/25/58(a)(b)		270	266,627
Series 2018-6, Class A1A, 3.75%, 03/25/58(a)(b)		248	245,766
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(c)		125	116,633
Series 2022-2, Class A1, 4.26%, 02/25/67(a)(c)		205	196,898

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(c)	USD	302	$290,868
Series 2022-INV2, Class A1, 6.79%, 10/25/67(a)(c)		186	185,435
Series 2023-2, Class A1, 6.19%, 03/25/68(a)(c)		1,013	1,015,333
Series 2023-2, Class A2, 6.60%, 03/25/68(a)(c)		174	174,610
Series 2023-3, Class A1, 5.93%, 03/25/68(a)(c)		569	569,925
Series 2025-3, Class A1, 5.62%, 05/25/70(a)(c)		646	652,061

			26,937,327

Commercial Mortgage-Backed Securities — 8.4%
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.75%, 06/15/42(a)(b)		260	260,650
Series 2025-AOA, Class B, (1-mo. CME Term SOFR + 2.00%), 6.15%, 06/15/42(a)(b)		147	147,364
ALA Trust
Series 2025-OANA, Class A, (1-mo. CME Term SOFR + 1.74%), 5.89%, 06/15/40(a)(b)		299	300,495
Series 2025-OANA, Class B, (1-mo. CME Term SOFR + 1.84%), 5.99%, 06/15/40(a)(b)		211	212,318
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.42%, 04/15/34(a)(b)		420	406,875
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class ASB, 2.58%, 05/15/53(a)		466	450,839
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 04/15/42(a)(b)		300	300,000
BANK5
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		975	1,004,826
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		195	205,096
Series 2024-5YR8, Class A3, 5.88%, 08/15/57		220	230,895
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52		196	192,954
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1-mo. CME Term SOFR + 1.80%), 5.95%, 05/15/35(a)(b)		386	387,005
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.07%, 03/15/37(a)(b)		200	189,508
Series 2024-5C29, Class A3, 5.21%, 09/15/57		640	657,011
Series 2024-5C31, Class A3, 5.61%, 12/15/57		390	406,885
Series 2025-5C33, Class A4, 5.84%, 03/15/58		250	263,466
Benchmark Mortgage Trust
Series 2022-B34, Class AM, 3.96%, 04/15/55(b)		265	239,868
Series 2024-V12, Class A3, 5.74%, 12/15/57		1,100	1,152,391
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 11/15/41(a)(b)		100	100,219
Series 2024-UNIV, Class B, (1-mo. CME Term SOFR + 1.84%), 5.99%, 11/15/41(a)(b)		70	70,131
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 08/15/26(a)(b)		278	278,099
Series 2025-5MW, Class B, 5.16%, 10/10/42(a)(b)		378	377,228
Series 2025-EWEST, Class B, (1-mo. CME Term SOFR + 1.90%), 6.05%, 06/15/42(a)(b)		260	261,077
Series 2025-FPM, Class A, 5.01%, 10/10/30(a)(b)		161	162,179
Series 2025-FPM, Class B, 5.59%, 10/10/30(a)(b)		190	191,074
BMO Mortgage Trust
Series 2024-5C6, Class A3, 5.32%, 09/15/57		330	339,932
Series 2024-5C8, Class A3, 5.63%, 12/15/57(b)		390	406,435
Series 2025-5C9, Class AS, 6.17%, 04/15/58(b)		155	162,552
Series 2025-C11, Class A5, 5.69%, 02/15/58		216	229,071
Series 2025-C11, Class ASB, 5.68%, 02/15/58		185	196,680

82	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BSTN Commercial Mortgage Trust
Series 2025-1C, Class A, 5.55%, 06/15/44(a)(b)	USD	197	$202,165
Series 2025-HUB, Class A, 04/13/41(a)(b)(e)		150	150,000
BX Commercial Mortgage Trust
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 5.91%, 12/09/40(a)(b)		344	344,114
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 08/15/39(a)(b)		421	422,078
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 6.29%, 08/15/39(a)(b)		309	309,813
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.03%, 10/15/41(a)(b)		201	202,177
Series 2024-MF, Class B, (1-mo. CME Term SOFR + 1.69%), 5.84%, 02/15/39(a)(b)		124	124,119
BX Trust
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 04/15/37(a)(b)		456	455,858
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 6.84%, 05/15/38(a)(b)		460	462,869
Series 2024-BIO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.79%, 02/15/41(a)(b)		626	625,022
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 04/15/41(a)(b)		101	101,832
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.24%, 03/15/41(a)(b)		250	250,078
Series 2024-PAT, Class B, (1-mo. CME Term SOFR + 3.04%), 7.19%, 03/15/41(a)(b)		100	100,000
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 06/15/41(a)(b)		380	380,238
Series 2025-LIFE, Class A, 6.08%, 06/13/47(a)(b)		500	514,956
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 5.50%, 10/15/27(a)(b)		257	257,000
Series 2025-ROIC, Class A, (1-mo. CME Term SOFR + 1.14%), 5.29%, 03/15/30(a)(b)		511	509,889
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.55%, 06/15/35(a)(b)		185	184,711
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.11%, 07/15/41(a)(b)		260	260,569
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	505,892
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	515,712
Series 2017-CD5, Class AAB, 3.22%, 08/15/50		340	337,814
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	809,022
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AAB, 2.98%, 11/15/49		112	111,299
Series 2018-B2, Class A4, 4.01%, 03/10/51		535	529,550
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.74%, 08/15/36(a)(b)		300	300,000
Commercial Mortgage Trust
Series 2015-CR24, Class B, 4.36%, 08/10/48(b)		58	58,177
Series 2015-LC23, Class A4, 3.77%, 10/10/48		257	256,589
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.79%, 08/15/41(a)(b)		190	189,849
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	941,649
DK Trust, Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.74%, 08/15/37(a)(b)		96	96,000
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)		730	737,456

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
ELM Trust
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)	USD	730	$734,565
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		645	659,746
Extended Stay America Trust, Series 2025-ESH, Class B, (1-mo. CME Term SOFR + 1.60%), 10/15/42(a)(b)(e)		295	295,000
GS Mortgage Securities Trust
Series 2023-FUN, Class B, (1-mo. CME Term SOFR + 2.79%), 6.94%, 03/15/28(a)(b)		415	417,075
Series 2024-RVR, Class A, 5.37%, 08/10/41(a)(b)		120	121,334
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)		110	113,739
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/40(a)(b)		280	289,351
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.86%, 10/19/42(a)(b)		465	465,270
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 5.50%, 03/15/42(a)(b)		299	299,000
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.89%, 11/15/41(a)(b)		160	158,800
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		414	406,458
Series 2019-BKWD, Class A, (1-mo. CME Term SOFR + 1.61%), 5.77%, 09/15/29(a)(b)		93	90,755
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		100	81,014
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		270	272,621
LBA Trust, Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 10/15/41(a)(b)		306	306,550
MCR Mortgage Trust, Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.94%, 12/15/41(a)(b)		100	100,406
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.73%, 09/15/49		7	7,105
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		134	131,527
NCMF Trust
Series 2025-MFS, Class A, 5.05%, 06/10/33(a)(b)		422	422,919
Series 2025-MFS, Class B, 5.70%, 06/10/33(a)(b)		256	258,404
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.85%, 02/10/47(a)(b)		210	220,474
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 5.36%, 02/15/42(a)(b)		179	178,548
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, 03/10/33(a)(b)		376	374,982
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class B, (1-mo. CME Term SOFR + 1.50%), 5.65%, 03/15/35(a)(b)		100	99,750
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.78%, 10/10/48		1,069	1,060,969
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 5.39%, 12/15/39(a)(b)		185	185,231
TEXAS Commercial Mortgage Trust, Series 2025- TWR, Class A, (1-mo. CME Term SOFR + 1.29%), 5.44%, 04/15/42(a)(b)		327	326,125
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A4, 3.56%, 01/15/59		530	528,161
Series 2016-C33, Class A4, 3.43%, 03/15/59		380	378,171

S C H E D U L E S O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A3, 2.68%, 10/15/49	USD	808	$799,872
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	785,689
Series 2024-5C2, Class A3, 5.92%, 11/15/57(b)		90	94,770
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		331	335,826
WHARF Commercial Mortgage Trust, Series 2025-DC, Class B, 5.73%, 07/15/40(a)(b)		100	101,701

			32,131,528

Interest Only Commercial Mortgage-Backed Securities — 0.0%
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.01%, 01/15/49(b)		513	450

Total Non-Agency Mortgage-Backed Securities — 15.4% (Cost: $58,935,013)			59,069,305

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.2%
Federal Farm Credit Banks Funding Corp.
2.17%, 10/29/29		700	655,259
1.30%, 02/03/31		770	671,848
1.48%, 11/26/32		1,000	835,843
1.68%, 09/17/35		2,080	1,609,475
Federal Home Loan Banks, 2.06%, 09/27/29		1,000	936,031

			4,708,456

Collateralized Mortgage Obligations — 3.1%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		28	28,171
Series 2019-73, Class P, 3.00%, 03/25/48		372	358,794
Series 2020-79, Class JA, 1.50%, 11/25/50		367	337,334
Series 2024-91, Class FA, (SOFR (30-day) + 1.20%), 5.56%, 12/25/54(b)		1,175	1,180,734
Series 2024-94, Class FB, (SOFR (30-day) + 1.42%), 5.78%, 12/25/54(b)		274	276,154
Series 2025-69, Class E, 5.00%, 06/25/51		2,362	2,385,347
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		28	28,220
Series 4274, Class PN, 3.50%, 10/15/35		34	33,616
Series 4390, Class CA, 3.50%, 06/15/50		8	7,858
Series 4459, Class BN, 3.00%, 08/15/43		220	206,262
Series 4494, Class KA, 3.75%, 10/15/42		15	15,278
Series 4752, Class PL, 3.00%, 09/15/46		244	234,864
Series 4777, Class CB, 3.50%, 10/15/45		137	136,550
Series 4941, Class MB, 3.00%, 07/25/49		222	200,965
Series 5000, Class MA, 2.00%, 06/25/44		174	162,769
Series 5006, Class KA, 2.00%, 06/25/45		510	469,389
Series 5105, Class LA, 1.50%, 04/15/44		560	544,739
Series 5249, Class HA, 4.00%, 09/25/49		1,950	1,934,542
Series 5478, Class FH, (SOFR (30-day) + 1.45%), 5.81%, 04/25/54(b)		898	903,345
Series 5480, Class FA, (SOFR (30-day) + 1.45%), 5.81%, 03/25/54(b)		871	877,969
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		850	828,150
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		314	300,844
Series 2020-127, Class LP, 1.50%, 06/20/50		362	294,387

			11,746,281

Mortgage-Backed Securities — 4.6%
Fannie Mae Mortgage-Backed Securities 1.50%, 07/01/31		902	848,836

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
2.50%, 12/01/27 - 12/01/36	USD	1,061	$1,015,863
3.00%, 09/01/30 - 09/01/35		4,408	4,283,883
3.03%, 12/01/27		1,229	1,204,828
3.50%, 05/01/37		453	444,232
4.00%, 03/01/32 - 08/01/49		3,791	3,693,211
4.50%, 09/01/26 - 05/01/38		347	348,308
5.00%, 06/01/39		975	999,119
5.50%, 05/01/38		150	154,057
5.81%, 06/01/31		1,362	1,416,698
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.57%), 6.48%, 07/01/44(b)		86	89,128
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.59%), 6.54%, 06/01/45(b)		50	52,321
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.69%), 6.61%, 07/01/43(b)		112	116,543
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27 - 03/01/37		394	372,376
3.00%, 12/01/31 - 02/01/36		634	611,727
3.50%, 04/01/32 - 11/01/38		440	431,939
4.00%, 09/01/33 - 06/01/37		1,021	1,011,565
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.62%, 03/01/45(b)		103	106,282
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.62%, 05/01/45(b)		298	307,476

			17,508,392

Total U.S. Government Sponsored Agency Securities — 8.9%

(Cost: $34,264,259)			33,963,129

U.S. Treasury Obligations
U.S. Treasury Notes
0.75%, 05/31/26 - 08/31/26		25,685	25,046,678
2.13%, 05/31/26		7,950	7,861,122
4.38%, 08/15/26		1,500	1,507,793
3.50%, 09/30/26		800	798,313
3.63%, 08/31/27 - 05/31/28		10,100	10,099,918
3.75%, 04/15/28 - 05/15/28		2,840	2,848,872
3.88%, 06/15/28		5,300	5,334,781
1.00%, 07/31/28		4,055	3,770,041
2.88%, 08/15/28		11,100	10,873,230

Total U.S. Treasury Obligations — 17.8% (Cost: $67,969,927)			68,140,748

Total Long-Term Investments — 99.2% (Cost: $377,201,744)			379,819,728

84	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.98%(h)	3,172,060	$3,172,060

Total Short-Term Securities — 0.8% (Cost: $3,172,060)		3,172,060

Total Investments — 100.0% (Cost: $380,373,804)		382,991,788

Liabilities in Excess of Other Assets — (0.0)%		(85,549)

Net Assets — 100.0%		$382,906,239

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	When-issued security.
(f)	Zero-coupon bond.
(g)	Rounds to less than 1,000.
(h)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	746	12/31/25	$155,442	$71,035

Short Contracts
Euro-Schatz	3	12/08/25	377	325
U.S. Treasury Bonds (30 Year)	25	12/19/25	2,914	(62,388)
U.S. Treasury Notes (10 Year)	55	12/19/25	6,187	(48,217)
U.S. Ultra Treasury Notes (10 Year)	51	12/19/25	5,869	(82,960)
U.S. Treasury Notes (5 Year)	494	12/31/25	53,931	(101,904)

				(295,144)

				$(224,109)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	152,542	EUR	129,000	Morgan Stanley & Co. International PLC	12/17/25	$409

S C H E D U L E S O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$71,360	$—	$71,360
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	409	—	—	409

	$—	$—	$—	$409	$71,360	$—	$71,769

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$295,469	$—	$295,469

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(120,316)	$—	$(120,316)
Forward foreign currency exchange contracts	—	—	—	(36,932)	—	—	(36,932)
Swaps	—	10,559	—	—	(21,512)	—	(10,953)

	$—	$10,559	$—	$(36,932)	$(141,828)	$—	$(168,201)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(421,735)	$—	$(421,735)
Forward foreign currency exchange contracts	—	—	—	(5,104)	—	—	(5,104)
Swaps	—	(4,168)	—	—	55,334	—	51,166

	$—	$(4,168)	$—	$(5,104)	$(366,401)	$—	$(375,673)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$153,346,000
Average notional value of contracts — short	75,335,758
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	390,844
Average amounts sold — in USD	—(a)
Credit default swaps:
Average notional value — buy protection	—(a)
Average notional value — sell protection	—(a)
Interest rate swaps:
Average notional value — pays fixed rate	—(a)

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

86	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series S Portfolio

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$70,219	$8,862
Forward foreign currency exchange contracts	409	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$70,628	$8,862

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(70,219)	(8,862)

Total derivative assets and liabilities subject to an MNA	$409	$—

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)

Morgan Stanley & Co. International PLC	$409	$—	$—	$—	$409

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$90,786,808	$—	$90,786,808
Corporate Bonds	—	127,300,311	—	127,300,311
Foreign Government Obligations	—	559,427	—	559,427
Non-Agency Mortgage-Backed Securities	—	59,069,305	—	59,069,305
U.S. Government Sponsored Agency Securities	—	33,963,129	—	33,963,129
U.S. Treasury Obligations	—	68,140,748	—	68,140,748
Short-Term Securities
Money Market Funds	3,172,060	—	—	3,172,060

	$3,172,060	$379,819,728	$—	$382,991,788

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$409	$—	$409
Interest Rate Contracts	71,360	—	—	71,360
Liabilities
Interest Rate Contracts	(295,469)	—	—	(295,469)

	$(224,109)	$409	$—	$(223,700)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) September 30, 2025	BATS: Series V Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds

Alabama — 0.5%
Black Belt Energy Gas District, RB, Series B, 4.00%, 12/01/26	USD	600	$607,058

Alaska — 0.4%
Alaska Housing Finance Corp., Refunding RB, Series A, VRDN, (Federal Home Loan Bank SBPA), 2.84%, 10/07/25(a)		495	495,000

Arizona — 3.9%
Arizona Health Facilities Authority, RB, Series C, VRDN, (Bank of America NA LOC), 3.70%, 10/01/25(a)		3,990	3,990,000
City of Mesa Utility System Revenue, RB, (AGM), 5.00%, 07/01/26		675	687,697

			4,677,697

Colorado — 1.2%
City of Colorado Springs Utilities System Revenue, RB, Series B, VRDN, (Barclays Bank plc SBPA), 3.12%, 10/07/25(a)		1,400	1,400,000

Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, Sub- Series C-3, VRDN, (Royal Bank of Canada SBPA), 2.89%, 10/07/25(a)		725	725,000

Florida — 5.0%
City of Gainesville Utilities System Revenue, Refunding RB, Series B, VRDN, (Truist Bank SBPA), 3.70%, 10/01/25(a)		2,400	2,400,000
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 2.68%, 10/07/25(a)		400	400,000
Pinellas County Housing Finance Authority, RB, VRDN, (FHLMC LOC), 2.92%, 10/07/25(a)		1,400	1,400,000
School Board of Miami-Dade County (The), GO, 4.00%, 01/07/26		1,800	1,806,008

			6,006,008

Georgia — 0.4%
Main Street Natural Gas, Inc., RB, Series C, 4.00%, 09/01/26		490	492,962

Illinois — 6.5%
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.00%, 12/01/25		740	742,793
DuPage County Forest Preserve District, GO, 5.00%, 11/01/25		775	776,481
Illinois Finance Authority
RB, Series C, VRDN, (JPMorgan Chase Bank NA SBPA), 3.70%, 10/01/25(a)		1,400	1,400,000
RB, Sub-Series D, VRDN, 3.10%, 10/07/25(a)		2,900	2,900,000
Refunding RB, VRDN, (BMO Harris Bank NA LOC), 3.17%, 10/07/25(a)		1,895	1,895,000

			7,714,274

Indiana — 0.6%
Indiana Finance Authority, RB, Series F, VRDN, (Barclays Bank plc LOC), 2.87%, 10/07/25(a)		750	750,000

Iowa — 1.5%
Iowa Finance Authority
RB, Series D, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 2.90%, 10/07/25(a)		550	550,000
RB, Series E, VRDN, (GNMA/FNMA/FHLMC COL), (Fannie Mae LIQ), (Federal Home Loan Bank SBPA), 2.90%, 10/07/25(a)		1,200	1,200,000

			1,750,000

Security		Par (000)	Value

Kentucky — 0.8%
Kentucky Economic Development Finance Authority, Refunding RB, VRDN, (PNC Bank NA LOC), 2.92%, 10/07/25(a)	USD	1,000	$1,000,000

Louisiana — 3.1%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-2, VRDN, (TD Bank NA LOC), 3.90%, 10/01/25(a)		3,650	3,650,000

Maryland — 1.1%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, VRDN, (TD Bank NA LOC), 2.97%, 10/07/25(a)		30	30,000
Montgomery County Housing Opportunities Commission, Refunding RB, Series A, VRDN, (FNMA COL), (TD Bank NA LOC), 3.90%, 10/01/25(a)		1,300	1,300,000

			1,330,000

Massachusetts — 4.2%
Massachusetts Bay Transportation Authority
RB, TECP, (TD Bank NA SBPA), 2.90%, 10/10/25		1,000	1,000,022
RB, TECP, 2.90%, 10/10/25		1,000	1,000,022
Massachusetts Development Finance Agency, RB, Series K-1, VRDN, (Wells Fargo Bank NA SBPA), 2.50%, 10/07/25(a)		1,250	1,250,000
Massachusetts Water Resources Authority, GO, TECP, (TD Bank NA LOC), 2.71%, 11/04/25		1,800	1,800,154

			5,050,198

Michigan — 2.4%
Michigan Finance Authority, RB, Series A-2, (JPMorgan Chase Bank NA LOC), 5.00%, 08/20/26		800	815,882
Oakland University, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 2.87%, 10/07/25(a)		2,000	2,000,000

			2,815,882

Minnesota — 1.1%
City of Minneapolis, RB, VRDN, (Wells Fargo Bank NA SBPA), 2.90%, 10/07/25(a)		1,300	1,300,000

Mississippi — 7.0%
Mississippi Business Finance Corp.
RB, Series B, VRDN, 2.89%, 10/07/25(a)		480	480,000
RB, Series K, VRDN, 3.55%, 10/01/25(a)		3,555	3,555,000
RB, Series L, VRDN, 3.55%, 10/01/25(a)		3,400	3,400,000
Mississippi Development Bank, RB, Series A, 5.00%, 05/01/26		850	861,871

			8,296,871

Nebraska — 3.8%
Lincoln Nebraska Electric, RB, TECP, (JPMorgan Chase Bank NA SBPA), 2.70%, 10/02/25		2,000	1,999,993
Nebraska Investment Finance Authority, RB, AMT, Series C, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 3.15%, 10/07/25(a)		2,525	2,525,000

			4,524,993

New Hampshire — 0.9%
New Hampshire Business Finance Authority, RB, Series B, VRDN, (Truist Bank LOC), 3.70%, 10/01/25(a)		1,070	1,070,000

New Jersey — 1.8%
Borough of Oradell, GO, BAN, 4.00%, 07/21/26		400	403,403
Borough of Pompton Lakes, GO, BAN, 4.00%, 06/05/26		400	404,383

88	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series V Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New Jersey (continued)
Essex County Improvement Authority, Refunding RB, (County GTD), 5.00%, 03/17/26	USD	350	$353,441
Township of Maplewood, GO, BAN, 4.00%, 10/07/25		1,000	1,000,184

			2,161,411

New York — 16.3%
City of New York, GO, Sub-Series B-5, VRDN, (Barclays Bank plc SBPA), 3.85%, 10/01/25(a)		2,900	2,900,000
Honeoye Falls-Lima Central School District, GO, BAN, 4.00%, 06/25/26		600	606,096
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series A-1, VRDN, (TD Bank NA LOC), 3.90%, 10/01/25(a)		3,565	3,565,000
New York City Housing Development Corp.
RB, Series A, VRDN, (Fannie Mae LIQ), (Fannie Mae LOC), 3.15%, 10/07/25(a)		850	850,000
RB, Series E, 3.30%, 10/14/25		525	525,023
New York City Municipal Water Finance Authority
Refunding RB, Series BB, VRDN, (Mizuho Bank Ltd. SBPA), 3.85%, 10/01/25(a)		3,000	3,000,000
Refunding RB, Sub-Series BB-4, VRDN, (Barclays Bank plc SBPA), 3.85%, 10/01/25(a)		1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, Series E-4, VRDN, (JPMorgan Chase Bank NA SBPA), 3.70%, 10/01/25(a)		3,300	3,300,000
RB, Sub-Series A-4, VRDN, (Barclays Bank plc SBPA), 3.85%, 10/01/25(a)		2,300	2,300,000
New York State HFA, RB, Series A, VRDN, (Fannie Mae LIQ), 2.87%, 10/07/25(a)		900	900,000

			19,446,119

North Carolina — 0.8%
State of North Carolina, Refunding RB, 5.00%, 03/01/26		1,000	1,010,304

North Dakota — 1.5%
North Dakota HFA, RB, Series E, VRDN, (TD Bank NA SBPA), 2.90%, 10/07/25(a)		1,830	1,830,000

Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District, RB, Series A-R, VRDN, (BMO Harris Bank NA LOC), 3.12%, 10/07/25(a)		1,000	1,000,000
City of Hamilton, GO, Refunding, BAN, 4.00%, 12/17/25		500	500,928
City of Miamisburg, GO, BAN, 3.75%, 02/10/26		400	401,491
Ohio State University (The), Refunding RB, Series A-2, VRDN, 2.58%, 10/07/25(a)		500	500,000

			2,402,419

Pennsylvania — 6.8%
Northampton County General Purpose Authority, RB, Series B, VRDN, (TD Bank NA LOC), 3.90%, 10/01/25(a)		4,100	4,100,000
Pennsylvania Turnpike Commission, Refunding RB, Series B, VRDN, (TD Bank NA LOC), 2.95%, 10/07/25(a)		550	550,000
Sports & Exhibition Authority of Pittsburgh & Allegheny County, RB, Series A, VRDN, (AGM), (PNC Bank NA SBPA), 2.92%, 10/07/25(a)		3,500	3,500,000

			8,150,000

South Carolina — 2.9%
South Carolina Housing Finance & Development Authority, RB, VRDN, (Federal Home Loan Bank LOC), 2.94%, 10/07/25(a)		1,405	1,405,000
South Carolina Jobs EDA, RB, Series B, VRDN, (Federal Home Loan Bank LOC), 2.99%, 10/07/25(a)		2,100	2,100,000

			3,505,000

Security		Par (000)	Value

South Dakota — 0.9%
South Dakota HDA, Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 2.84%, 10/07/25(a)	USD	1,025	$1,025,000

Texas — 13.7%
City of Austin Electric Utility System Revenue, GO, TECP, (JPMorgan Chase Bank NA SBPA), 2.70%, 12/03/25		2,000	1,999,982
City of El Paso Water & Sewer Revenue, RB, TECP, 2.88%, 12/04/25		600	599,994
Dallas Fort Worth International Airport, RB, TECP, 2.80%, 10/23/25		800	799,997
Harris County Health Facilities Development Corp., Refunding RB, Series A-2, VRDN, 3.70%, 10/01/25(a)		4,300	4,300,000
Lewisville ISD, GO, (Permanent School Fund Guaranteed), 5.00%, 08/15/26		500	511,138
Plano ISD, GO, (Permanent School Fund GTD), 5.00%, 02/15/26		900	908,010
State of Texas
GO, Series B, VRDN, 2.97%, 10/07/25(a)		800	800,000
GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 3.20%, 10/07/25(a)		100	100,000
GO, VRDN, (Federal Home Loan Bank SBPA), 3.20%, 10/07/25(a)		2,115	2,115,000
Texas A&M University Revenue Financing System, RB, TECP, 2.60%, 01/28/26		1,500	1,499,751
Texas Water Development Board, RB, 10/15/26(b)		700	718,376
University of Texas
RB, TECP, 2.98%, 10/21/25		1,000	1,000,185
RB, TECP, Series C, 2.88%, 10/21/25		1,000	1,000,108

			16,352,541

Virginia — 0.8%
Fairfax County IDA, Refunding RB, Series C, VRDN, 2.93%, 10/07/25(a)		940	940,000

Washington — 3.4%
County of King Sewer Revenue, Refunding RB, VRDN, (Bank of America NA SBPA), 3.57%, 10/01/25(a)		4,000	4,000,000

Wisconsin — 2.9%
Port Washington-Saukville School District, GO, 5.00%, 04/01/26		100	101,201
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, VRDN, (Truist Bank LOC), 2.92%, 10/07/25(a)		750	750,000
Wisconsin Housing & EDA Home Ownership Revenue RB, Series B, VRDN, (Federal Home Loan Bank LIQ), 2.90%, 10/07/25(a)		500	500,000
RB, AMT, Series C, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 2.90%, 10/07/25(a)		2,100	2,100,000

			3,451,201

Wyoming — 1.5%
Wyoming Community Development Authority, RB, Series 4, VRDN, (Bank of America NA SBPA), 2.92%, 10/07/25(a)		1,800	1,800,000

Total Investments — 100.3%
(Cost: $119,710,414)			119,729,938

Liabilities in Excess of Other Assets — (0.3)%			(414,274)

Net Assets — 100.0%			$ 119,315,664

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	When-issued security.

S C H E D U L E S O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) September 30, 2025	BATS: Series V Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$—	$119,729,938	$—	$119,729,938

See notes to financial statements.

90	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

September 30, 2025

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

ASSETS
Investments, at value — unaffiliated(a)	$4,209,331,286	$466,507,042	$517,821,314
Cash	—	36,068	21,168
Cash pledged:
Collateral — OTC derivatives	490,000	1,226,000	—
Futures contracts	—	856,000	—
Centrally cleared swaps	—	841,000	—
Foreign currency, at value(c)	138,044	—	—
Receivables:
Investments sold	—	142,703	300,000
Swaps	—	419,726	—
TBA sale commitments	22,408,575	—	—
Capital shares sold	151,134	1,867,721	3,005,494
Dividends — unaffiliated	420,302	25,030	—
Interest — unaffiliated	22,164,761	5,290,720	7,633,010
From the Manager	111,266	35,602	31,720
Principal paydowns	2	—	—
Variation margin on futures contracts	—	5,965	—
Swap premiums paid	7,907	399,440	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	21,031	—	—
OTC swaps	29,159	105,134	—
Unfunded floating rate loan interests	10,280	—	—
Prepaid expenses	18,162	24,858	24,260

Total assets	4,255,301,909	477,783,009	528,836,966

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	20,000	—
Options written, at value(d)	—	667,354	—
TBA sale commitments, at value(e)	22,338,152	—	—

Payables:
Investments purchased	39,117,519	9,280,062	748,632
Swaps	—	784,615	—
Accounting services fees	97,607	24,526	25,233
Capital shares redeemed	137,166	76,617	1,933,822
Income dividend distributions	20,527,628	1,935,941	2,053,892
Interest expense and fees	—	—	257,795
Trustees’ and Officer’s fees	370	674	755
Other accrued expenses	59,678	66,569	26,992
Printing and postage fees	16,895	13,130	11,041
Professional fees	36,740	33,690	56,702
Registration fees	—	94,448	—
Transfer agent fees	14,902	26,267	5,555
Variation margin on futures contracts	—	58,954	—
Variation margin on centrally cleared swaps	—	16,757	—
Swap premiums received	137,510	450,166	—
Unrealized depreciation on OTC swaps	197,156	27,738	—

Total accrued liabilities	82,681,323	13,577,508	5,120,419

Other Liabilities
TOB Trust Certificates	—	—	29,425,000

Total other liabilities	—	—	29,425,000

Total liabilities	82,681,323	13,577,508	34,545,419

Commitments and contingent liabilities

NET ASSETS	$4,172,620,586	$464,205,501	$494,291,547

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	91

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2025

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

NET ASSETS CONSIST OF:
Paid-in capital	$4,296,430,391	$525,669,318	$531,227,710
Accumulated loss	(123,809,805)	(61,463,817)	(36,936,163)

NET ASSETS	$4,172,620,586	$464,205,501	$494,291,547

NET ASSET VALUE
Shares outstanding	435,567,192	50,736,934	49,200,818

Net asset value	$9.58	$9.15	$10.05

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$4,268,137,396	$458,221,134	$536,829,356
(c) Foreign currency, at cost	$137,971	$—	$—
(d) Premiums received	$—	$441,469	$—
(e) Proceeds from TBA sale commitments	$22,408,575	$—	$—

See notes to financial statements.

92	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2025

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

ASSETS
Investments, at value — unaffiliated(a)	$1,983,294,606	$2,395,497	$382,991,788
Investments, at value — affiliated(b)	—	717,560	—
Cash pledged:
Collateral — OTC derivatives	760,000	—	—
Futures contracts	498,000	67,190	1,637,000
Centrally cleared swaps	—	1,000	—
Foreign currency, at value(c)	—	—	65,412
Receivables:
TBA sale commitments	448,431,882	—	—
Capital shares sold	3,599,982	—	420,334
Dividends — unaffiliated	35,175	7,894	17,769
Dividends — affiliated	—	2,702	—
Interest — unaffiliated	5,717,689	—	2,254,923
From the Manager	46,982	10,463	33,551
Principal paydowns	—	—	769
Variation margin on futures contracts	27,642	1,344	70,219
Swap premiums paid	344,421	—	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	409
OTC swaps	1,272,539	—	—
Prepaid expenses	45,037	6,873	26,546

Total assets	2,444,073,955	3,210,523	387,518,720

LIABILITIES
Cash received:
Collateral — OTC derivatives	820,000	—	—
Collateral — TBA commitments	876,951	—	—
TBA sale commitments, at value(e)	446,260,582	—	—
Payables:
Investments purchased	592,910,732	—	2,423,761
Accounting services fees	42,861	14,110	23,143
Capital shares redeemed	141,318	—	437,332
Income dividend distributions	4,926,167	—	1,432,002
Trustees’ and Officer’s fees	1,721	—	685
Other accrued expenses	58,889	2,353	32,737
Printing and postage fees	17,590	12,103	12,386
Professional fees	28,381	17,209	29,432
Registration fees	231,490	5,441	186,767
Transfer agent fees	30,416	3,844	25,374
Variation margin on futures contracts	14,928	156	8,862
Variation margin on centrally cleared swaps	—	138	—
Swap premiums received	512,613	—	—
Unrealized depreciation on OTC swaps	1,104,347	—	—

Total liabilities	1,047,978,986	55,354	4,612,481

Commitments and contingent liabilities

NET ASSETS	$1,396,094,969	$3,155,169	$382,906,239

NET ASSETS CONSIST OF:
Paid-in capital	$1,552,832,350	$28,628,729	$404,174,098
Accumulated loss	(156,737,381)	(25,473,560)	(21,267,859)

NET ASSETS	$1,396,094,969	$3,155,169	$382,906,239

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	93

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2025

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

NET ASSET VALUE
Shares outstanding	163,779,613	299,530	41,193,575

Net asset value	$8.52	$10.53	$9.30

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$2,034,784,227	$2,395,497	$380,373,804
(b) Investments, at cost — affiliated	$—	$709,844	$—
(c) Foreign currency, at cost	$—	$—	$66,298
(e) Proceeds from TBA sale commitments	$448,431,882	$—	$—

See notes to financial statements.

94	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2025

BATS: Series V Portfolio

ASSETS
Investments, at value — unaffiliated(a)	$119,729,938
Cash	94,967
Receivables:
Capital shares sold	109,780
Interest — unaffiliated	504,400
From the Manager	14,929
Prepaid expenses	11,633

Total assets	120,465,647

LIABILITIES
Payables:
Investments purchased	718,970
Accounting services fees	17,716
Capital shares redeemed	77,392
Income dividend distributions	274,155
Trustees’ and Officer’s fees	200
Other accrued expenses	8,598
Printing and postage fees	10,751
Professional fees	39,649
Transfer agent fees	2,552

Total liabilities	1,149,983

Commitments and contingent liabilities

NET ASSETS	$119,315,664

NET ASSETS CONSIST OF:
Paid-in capital	$119,294,806

Accumulated earnings	20,858

NET ASSETS	$119,315,664

NET ASSET VALUE

Shares outstanding	11,941,333

Net asset value	$9.99

Shares authorized	Unlimited

Par value	$0.001

(a) Investments, at cost — unaffiliated	$119,710,414

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	95

Statements of Operations (unaudited)

Six Months Ended September 30, 2025

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$2,203,758	$230,205	$—
Interest — unaffiliated	114,163,500	11,496,256	13,306,713
Other income	60,151	37,113	1,587

Total investment income	116,427,409	11,763,574	13,308,300

EXPENSES
Registration	173,433	17,157	40,440
Accounting services	115,563	29,288	30,294
Professional	66,391	35,436	28,908
Pricing	45,193	32,038	40,191
Transfer agent	34,278	74,451	15,091
Custodian	30,684	40,881	3,808
Trustees and Officer	26,205	3,779	4,561
Printing and postage	114	2,343	1,312
Portfolio investment fees	—	—	102,411
Miscellaneous	33,889	8,218	4,576

Total expenses excluding interest expense and fees	525,750	243,591	271,592
Interest expense	2,303	527	106
Interest expense and fees(a)	—	—	443,341

Total expenses	528,053	244,118	715,039

Less:
Fees waived and/or reimbursed by the Manager	(518,115)	(239,956)	(169,123)

Total expenses after fees waived and/or reimbursed	9,938	4,162	545,916

Net investment income	116,417,471	11,759,412	12,762,384

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,824,603)	(847,127)	(5,159,119)
Options written	—	302,245	—
Futures contracts	—	(77,490)	—
Forward foreign currency exchange contracts	(497,111)	—	—
Foreign currency transactions	43,876	—	—
Swaps	23,200	(582,883)	—

	(2,254,638)	(1,205,255)	(5,159,119)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	27,308,539	8,451,151	(1,627,226)
Options written	—	(166,597)	—
Futures contracts	—	(203,949)	—
Forward foreign currency exchange contracts	(69,868)	—	—
Foreign currency translations	(685)	—	—
Swaps	(11,038)	891,597	—
Unfunded floating rate loan interests	(13,326)	—	—
Unfunded commitments	—	—	(1,510,088)

	27,213,622	8,972,202	(3,137,314)

Net realized and unrealized gain (loss)	24,958,984	7,766,947	(8,296,433)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$141,376,455	$19,526,359	$4,465,951

(a)	Related to TOB Trusts.

See notes to financial statements.

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Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2025

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$203,480	$50,996	$123,384
Dividends — affiliated	—	16,531	—
Interest — unaffiliated	29,933,954	—	8,550,856
Other income	16,377	1,898	32,063

Total investment income	30,153,811	69,425	8,706,303

EXPENSES
Transfer agent	88,450	8,950	87,197
Accounting services	51,121	16,877	27,639
Professional	39,517	23,518	34,361
Pricing	37,635	8	26,785
Custodian	32,679	943	11,962
Registration	21,872	11,263	16,780
Trustees and Officer	9,848	687	3,285
Printing and postage	7,228	1	1,803
Miscellaneous	12,048	1,323	10,343

Total expenses excluding interest expense	300,398	63,570	220,155
Interest expense	1,259	—	2

Total expenses	301,657	63,570	220,157

Less:
Fees waived and/or reimbursed by the Manager	(296,763)	(63,512)	(216,445)

Total expenses after fees waived and/or reimbursed	4,894	58	3,712

Net investment income	30,148,917	69,367	8,702,591

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	448,777	—	363,949
Futures contracts	(451,861)	(32,267)	(120,316)
Forward foreign currency exchange contracts	—	—	(36,932)
Foreign currency transactions	—	—	31,023
Swaps	2,469	(115)	(10,953)

	(615)	(32,382)	226,771

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	19,163,600	—	2,604,019
Investments — affiliated	—	5,402	—
Futures contracts	39,941	4,731	(421,735)
Forward foreign currency exchange contracts	—	—	(5,104)
Foreign currency translations	—	3	1,579
Swaps	(2,470)	(133)	51,166

	19,201,071	10,003	2,229,925

Net realized and unrealized gain (loss)	19,200,456	(22,379)	2,456,696

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,349,373	$46,988	$11,159,287

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	97

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2025

BATS: Series V Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$1,561,932
Other income	1,574

Total investment income	1,563,506

EXPENSES
Professional	36,805
Accounting services	21,125
Registration	15,681
Transfer agent	10,803
Pricing	5,197
Custodian	1,907
Trustees and Officer	1,611
Printing and postage	1,211
Miscellaneous	2,799

Total expenses excluding interest expense	97,139
Interest expense	295

Total expenses	97,434

Less:
Fees waived and/or reimbursed by the Manager	(97,080)

Total expenses after fees waived and/or reimbursed	354

Net investment income	1,563,152

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	—
Net change in unrealized appreciation (depreciation) on investments	5,152

Net realized and unrealized gain	5,152

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,568,304

See notes to financial statements.

98	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BATS: Series A Portfolio		BATS: Series C Portfolio

	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$116,417,471	$192,425,103	$11,759,412	$22,600,982
Net realized loss	(2,254,638)	(1,881,842)	(1,205,255)	(13,432,697)
Net change in unrealized appreciation (depreciation)	27,213,622	37,894,864	8,972,202	10,735,420

Net increase in net assets resulting from operations	141,376,455	228,438,125	19,526,359	19,903,705

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(116,348,033)	(190,992,428)	(11,803,135)	(22,759,659)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	571,206,395	1,044,899,844	16,982,731	18,758,460

NET ASSETS
Total increase in net assets	596,234,817	1,082,345,541	24,705,955	15,902,506
Beginning of period	3,576,385,769	2,494,040,228	439,499,546	423,597,040

End of period	$4,172,620,586	$3,576,385,769	$464,205,501	$439,499,546

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	99

Statements of Changes in Net Assets (continued)

	BATS: Series E Portfolio		BATS: Series M Portfolio

	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,762,384	$22,220,704	$30,148,917	$53,553,052
Net realized gain (loss)	(5,159,119)	832,191	(615)	(1,971,605)
Net change in unrealized appreciation (depreciation)	(3,137,314)	(1,445,882)	19,201,071	18,934,612

Net increase in net assets resulting from operations	4,465,951	21,607,013	49,349,373	70,516,059

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(12,584,094)	(21,576,472)	(28,177,636)	(54,113,978)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(24,870,573)	114,771,391	79,906,699	132,230,983

NET ASSETS
Total increase (decrease) in net assets	(32,988,716)	114,801,932	101,078,436	148,633,064
Beginning of period	527,280,263	412,478,331	1,295,016,533	1,146,383,469

End of period	$494,291,547	$527,280,263	$1,396,094,969	$1,295,016,533

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

100	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BATS: Series P Portfolio		BATS: Series S Portfolio

	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$69,367	$317,272	$8,702,591	$17,466,996
Net realized gain (loss)	(32,382)	(227,706)	226,771	(87,387)
Net change in unrealized appreciation (depreciation)	10,003	24,221	2,229,925	5,890,504

Net increase in net assets resulting from operations	46,988	113,787	11,159,287	23,270,113

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	—	(276,913)	(8,624,431)	(17,490,406)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(373,464)	(1,989,054)	15,442,340	(32,783,793)

NET ASSETS
Total increase (decrease) in net assets	(326,476)	(2,152,180)	17,977,196	(27,004,086)
Beginning of period	3,481,645	5,633,825	364,929,043	391,933,129

End of period	$3,155,169	$3,481,645	$382,906,239	$364,929,043

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	101

Statements of Changes in Net Assets (continued)

	BATS: Series V Portfolio

	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,563,152	$4,278,620
Net realized gain	—	1
Net change in unrealized appreciation (depreciation)	5,152	13,881

Net increase in net assets resulting from operations	1,568,304	4,292,502

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(1,563,212)	(4,277,683)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(5,817,419)	7,596,599

NET ASSETS
Total increase (decrease) in net assets	(5,812,327)	7,611,418
Beginning of period	125,127,991	117,516,573

End of period	$119,315,664	$125,127,991

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

102	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BATS: Series A Portfolio

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21

Net asset value, beginning of period	$9.52		$9.39		$9.19		$9.67		$9.99		$9.05

Net investment income(a)	0.29		0.61		0.57		0.43		0.26		0.31
Net realized and unrealized gain (loss)	0.06		0.13		0.20		(0.48)		(0.31)		0.94

Net increase (decrease) from investment operations	0.35		0.74		0.77		(0.05)		(0.05)		1.25

Distributions(b)
From net investment income	(0.29)		(0.61)		(0.57)		(0.42)		(0.27)		(0.31)
From net realized gain	—		—		—		(0.01)		—		—

Total distributions	(0.29)		(0.61)		(0.57)		(0.43)		(0.27)		(0.31)

Net asset value, end of period	$9.58		$9.52		$9.39		$9.19		$9.67		$9.99

Total Return(c)
Based on net asset value	3.68	%(d)	8.11%		8.66%		(0.42)%		(0.59)%		13.95%

Ratios to Average Net Assets(e)
Total expenses	0.03	%(f)	0.03%		0.03%		0.02%		0.02%		0.04%

Total expenses after fees waived and/or reimbursed	0.00	%(f)(g)	0.01%		0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)

Net investment income	5.98	%(f)	6.47%		6.18%		4.65%		2.64%		3.20%

Supplemental Data
Net assets, end of period (000)	$4,172,621		$3,576,386		$2,494,040		$2,423,574		$2,635,009		$1,541,153

Portfolio turnover rate(h)	25%		50%		53%		43%		45%		26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Portfolio turnover rate (excluding MDRs)	22%	41%	42%	30%	34%	26%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series C Portfolio

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$8.99		$9.05		$9.03		$9.84		$10.69	$10.49

Net investment income(a)	0.24		0.48		0.41		0.32		0.28	0.33
Net realized and unrealized gain (loss)	0.16		(0.06)		0.02		(0.81)		(0.66)	0.60

Net increase (decrease) from investment operations	0.40		0.42		0.43		(0.49)		(0.38)	0.93

Distributions(b)
From net investment income		(0.24)	(0.48)		(0.41)		(0.32)		(0.29)	(0.33)

From net realized gain	—		—		—		—		(0.18)	(0.40)

Total distributions		(0.24)	(0.48)		(0.41)		(0.32)		(0.47)	(0.73)

Net asset value, end of period	$9.15		$8.99		$9.05		$9.03		$9.84	$10.69

Total Return(c)
Based on net asset value	4.54	%(d)	4.73%		4.98%		(4.92)%		(3.88)%	8.70%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.11%		0.12%		0.12%		0.10%	0.09%

Total expenses after fees waived and/or reimbursed	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.01%	0.00	%(g)

Net investment income	5.35	%(f)	5.26%		4.66%		3.50%		2.59%	2.96%

Supplemental Data
Net assets, end of period (000)	$464,206		$439,500		$423,597		$378,919		$476,478	$534,926

Portfolio turnover rate		118%	446%		103%		47%		42%	85%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

104	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series E Portfolio

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21

Net asset value, beginning of period	$10.19		$10.15		$10.01		$11.14		$11.75		$10.53

Net investment income(a)	0.26		0.48		0.46		0.43		0.46		0.45
Net realized and unrealized gain (loss)	(0.14)		0.03		0.13		(0.92)		(0.56)		1.22

Net increase (decrease) from investment operations	0.12		0.51		0.59		(0.49)		(0.10)		1.67

Distributions(b)
From net investment income	(0.26)		(0.47)		(0.45)		(0.46)		(0.45)		(0.45)
From net realized gain	—		—		—		(0.18)		(0.06)		—

Total distributions	(0.26)		(0.47)		(0.45)		(0.64)		(0.51)		(0.45)

Net asset value, end of period	$10.05		$10.19		$10.15		$10.01		$11.14		$11.75

Total Return(c)
Based on net asset value	1.25	%(d)	5.05%		6.18%		(4.21)%		(1.07)%		16.16%

Ratios to Average Net Assets(e)
Total expenses	0.28	%(f)(g)	0.14%		0.20%		0.26%		0.11%		0.15%

Total expenses after fees waived and/or reimbursed	0.21	%(f)(g)	0.05%		0.09%		0.11%		0.03%		0.04%

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and portfolio investment fees	0.00	%(f)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)

Net investment income	5.34	%(f)(g)	4.68%		4.66%		4.16%		3.80%		4.06%

Supplemental Data
Net assets, end of period (000)	$494,292		$527,280		$412,478		$342,372		$382,519		$400,615

Borrowings outstanding, end of period (000)	$29,425		$21,925		$6,647		$8,889		$22,111		$18,987

Portfolio turnover rate	20%		23%		19%		37%		26%		31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and net investment income would have been 0.30%, 0.23% and 5.32%, respectively.

(h)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series M Portfolio

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21

Net asset value, beginning of period	$8.39		$8.28		$8.42		$9.11		$9.77		$9.81

Net investment income(a)	0.19		0.37		0.33		0.25		0.11		0.21
Net realized and unrealized gain (loss)	0.12		0.11		(0.15)		(0.68)		(0.59)		0.05

Net increase (decrease) from investment operations	0.31		0.48		0.18		(0.43)		(0.48)		0.26

Distributions from net investment income(b)	(0.18)		(0.37)		(0.32)		(0.26)		(0.18)		(0.30)

Net asset value, end of period	$8.52		$8.39		$8.28		$8.42		$9.11		$9.77

Total Return(c)
Based on net asset value	3.75	%(d)	5.96%		2.19%		(4.76)%		(4.98)%		2.68%

Ratios to Average Net Assets(e)
Total expenses	0.05	%(f)	0.05%		0.06%		0.06%		0.06%		0.05%

Total expenses after fees waived and/or reimbursed	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)

Net investment income	4.59	%(f)	4.44%		3.99%		2.97%		1.11%		2.12%

Supplemental Data
Net assets, end of period (000)	$1,396,095		$1,295,017		$1,146,383		$1,105,898		$1,126,195		$1,197,167

Portfolio turnover rate(h)	415%		892%		704%		873%		1,473%		1,500%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Portfolio turnover rate (excluding MDRs)	221%	483%	420%	521%	665%	896%

See notes to financial statements.

106	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series P Portfolio

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25		Year Ended 03/31/24	Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21

Net asset value, beginning of period	$10.38		$10.40		$9.75	$8.95		$8.69		$7.92

Net investment income(a)	0.23		0.52		0.31	0.15		0.04		0.06
Net realized and unrealized gain (loss)	(0.08)		0.20		0.78	0.76		0.22		0.71

Net increase from investment operations	0.15		0.72		1.09	0.91		0.26		0.77

Distributions from net investment income(b)	—		(0.74)		(0.44)	(0.11)		—		—

Net asset value, end of period	$10.53		$10.38		$10.40	$9.75		$8.95		$8.69

Total Return(c)
Based on net asset value	1.45	%(d)	6.75	%(e)	11.44%	10.14%		2.99%		9.72%

Ratios to Average Net Assets(f)
Total expenses	3.93	%(g)	2.11%		0.88%	0.33%		0.28%		0.46%

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	0.00	%(h)	0.01%	0.00	%(h)	0.00	%(h)	0.00	%(h)

Net investment income	4.29	%(g)	4.98%		3.06%	1.55%		0.45%		0.71%

Supplemental Data
Net assets, end of period (000)	$3,155		$3,482		$5,634	$26,586		$54,571		$53,175

Portfolio turnover rate	0%		134%		0%	9%		0%		36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a third-party payment for an operating event, which impacted the Fund’s total return. Excluding the payment, the Fund’s total return would have been 6.34%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series S Portfolio

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$9.23		$9.09		$9.04		$9.28		$9.73	$9.23

Net investment income(a)	0.22		0.42		0.38		0.27		0.14	0.18
Net realized and unrealized gain (loss)	0.06		0.14		0.06		(0.21)		(0.43)	0.54

Net increase (decrease) from investment operations	0.28		0.56		0.44		0.06		(0.29)	0.72

Distributions(b)
From net investment income	(0.21)		(0.42)		(0.39)		(0.28)		(0.16)	(0.22)
From net realized gain	—		—		—		(0.02)		—	—

Total distributions	(0.21)		(0.42)		(0.39)		(0.30)		(0.16)	(0.22)

Net asset value, end of period	$9.30		$9.23		$9.09		$9.04		$9.28	$9.73

Total Return(c)
Based on net asset value	3.11	%(d)	6.31%		4.98%		0.62%		(3.02)%	7.80	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)	0.12%		0.13%		0.10%		0.12%	0.13%

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.01%	0.02%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.01%	0.00	%(h)

Net investment income	4.66	%(g)	4.60%		4.19%		2.96%		1.42%	1.89%

Supplemental Data
Net assets, end of period (000)	$382,906		$364,929		$391,933		$400,871		$408,273	$398,906

Portfolio turnover rate(i)	57%		162%		166%		127%		68%	124%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Portfolio turnover rate (excluding MDRs)	51%	158%	140%	106%	67%	122%

See notes to financial statements.

108	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series V Portfolio

	Six Months Ended 09/30/25 (unaudited	)	Year Ended 03/31/25		Year Ended 03/31/24		Year Ended 03/31/23		Period From 05/05/21 to 03/31/22	(a)

Net asset value, beginning of period	$9.99		$9.99		$9.99		$9.99		$10.00

Net investment income(b)	0.14		0.32		0.34		0.22		0.01
Net realized and unrealized gain (loss)	0.00	(c)	0.00	(c)	(0.00	)(d)	(0.04)		(0.01)

Net increase from investment operations	0.14		0.32		0.34		0.18		0.00

Distributions from net investment income(e)	(0.14)		(0.32)		(0.34)		(0.18)		(0.01)

Net asset value, end of period	$9.99		$9.99		$9.99		$9.99		$9.99

Total Return(f)
Based on net asset value	1.41	%(g)	3.23%		3.44%		1.83%		0.01	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.17	%(i)	0.17%		0.25%		0.52%		4.06	%(i)(j)

Total expenses after fees waived and/or reimbursed	0.00	%(i)(k)	0.00	%(k)	0.00	%(k)	0.00	%(k)	0.00	%(i)(k)

Net investment income	2.77	%(i)	3.18%		3.39%		2.21%		0.13	%(i)

Supplemental Data
Net assets, end of period (000)	$119,316		$125,128		$117,517		$85,439		$10,201

Portfolio turnover rate	32%		0	%(l)	0	%(l)	0	%(l)	0	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Amount is greater than $(0.005).
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.35%.
(k)	Amount is less than 0.005%.
(l)

Portfolio turnover rate presented in the previously issued financial statements and additional information for the year ended 03/31/25 of 233%, for the year ended 03/31/24 of 170%, for the year ended 03/31/23 of 189% and for the period from 05/05/21 (commencement of operations) to 03/31/22 of 283% have been revised to remove the impact of short-term securities.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BATS: Series A Portfolio	Series A	Diversified
BATS: Series C Portfolio	Series C	Diversified
BATS: Series E Portfolio	Series E	Diversified
BATS: Series M Portfolio	Series M	Diversified
BATS: Series P Portfolio	Series P	Diversified
BATS: Series S Portfolio	Series S	Diversified
BATS: Series V Portfolio	Series V	Diversified

On June 6, 2025, the Board of Trustees of the Trust (the “Board”) approved a change in the name of each Fund and certain changes to each Fund’s investment strategies. The changes were effective on October 1, 2025.

Current Fund Name	New Fund Name
BATS: Series A Portfolio	BATS: Securitized Total Return Series
BATS: Series C Portfolio	BATS: Corporate Credit Total Return Series
BATS: Series E Portfolio	BATS: High Income Municipal Series
BATS: Series M Portfolio	BATS: Mortgage Total Return Series
BATS: Series P Portfolio	BATS: Interest Rate Hedge Series
BATS: Series S Portfolio	BATS: Short Duration Taxable Total Return Series
BATS: Series V Portfolio	BATS: Short Term Municipal Income Series

Shares of the Funds are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”) or certain of its affiliates. Shares of Series A are also offered to collective trust funds managed by BlackRock Institutional Trust Company, N.A., an affiliate of the Manager, and mutual funds advised by the Manager or its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. The Funds capitalize certain transaction costs directly associated with the acquisition or transfer of an investment. The Funds expense any portfolio investment fees associated with unconsummated transactions. Portfolio investment fees that are paid outside of a private investment’s commitment, if any, are typically treated as a Fund expense.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly, except for Series P, which declares and pays dividends at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be

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Notes to Financial Statements (unaudited) (continued)

used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

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Notes to Financial Statements (unaudited) (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

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Notes to Financial Statements (unaudited) (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Series A	CTP-02 Propco LLC, Term Loan	$1,305,017	$1,294,040	$1,304,321	$10,280

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of

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Notes to Financial Statements (unaudited) (continued)

unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar RollTransactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.

Accounting for TOBTrusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedules of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense and fees in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense and fees in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored

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Notes to Financial Statements (unaudited) (continued)

TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense and fees in the Statements of Operations. Amounts recorded within interest expense and fees in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total

Series E	$414,087	$21,768	$7,486	$443,341

For the six months ended September 30, 2025, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts

Series E	$43,225,265	$29,425,000	2.89% - 3.14%	$27,908,607	3.14%

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at September 30, 2025, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at September 30, 2025.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

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Notes to Financial Statements (unaudited) (continued)

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

•

Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

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Notes to Financial Statements (unaudited) (continued)

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager receives no advisory fee from the Funds under the Investment Advisory Agreement.

With respect to each Fund, except for Series E and Series V, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date. With respect to Series C, Series E, Series M, Series P, Series S and Series V, the Manager does not charge the Funds a management fee, although investors in the Funds will pay a fee to BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, or their managed account program sponsor. With respect to Series A, the Manager does not charge the Fund a management fee, although investors in the Fund that are (i) retail and institutional separately managed account clients of BIM will pay a fee to BIM or their managed account program sponsor, (ii) participants in the collective trust funds managed by BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of the Manager, that invest in the Fund will pay a fee to BTC, and (iii) mutual funds that are advised by the Manager or its affiliates will pay the Manager or its affiliate a management fee pursuant to a management agreement between each such fund and BlackRock or its affiliate. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

Although the Funds do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The waivers were as follows:

Fund Name	Amounts Waived
Series A	$518,115
Series C	239,956
Series E	169,123
Series M	296,763
Series P	63,512
Series S	216,445
Series V	97,080

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended September 30, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Series E	$5,808,391	$1,401,128	$—
Series V	12,500,109	26,053,351	—

7. PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

Fund Name/Asset Type	Purchases	Sales
Series A
U.S. Government Securities	$238,091,705	$223,290,757
Other Securities	1,282,511,661	732,056,109
Series C
U.S. Government Securities	58,578,008	71,970,862
Other Securities	469,657,741	435,584,177
Series E
Other Securities	96,908,334	112,895,191
Series M
U.S. Government Securities	6,109,442,677	6,113,639,255
Other Securities	41,810,932	17,823,409
Series P
Other Securities	—	—
Series S
U.S. Government Securities	108,960,914	113,942,647
Other Securities	108,699,867	96,786,407
Series V
Other Securities	2,525,028	400,000

For the six months ended September 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales
Series A	$131,251,945	$131,298,999
Series M	2,864,797,976	2,865,043,828
Series S	21,710,071	21,715,119

8.  INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements (unaudited) (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards(a)

Series A	$(65,436,685)
Series C	(66,744,328)
Series E	(13,394,484)
Series M	(111,770,353)
Series P	(25,733,312)
Series S	(23,331,360)

(a)	Amounts available to offset future realized capital gains.

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Series A	$4,268,163,463	$44,273,976	$(103,182,695)	$(58,908,719)
Series C	459,825,275	8,392,801	(1,364,575)	7,028,226
Series E	507,123,547	7,379,950	(26,107,183)	(18,727,233)
Series M	2,034,706,083	13,875,303	(63,213,097)	(49,337,794)
Series P	3,105,341	116,099	(144,904)	(28,805)
Series S	380,425,264	4,006,439	(1,663,615)	2,342,824
Series V	119,710,414	22,319	(2,795)	19,524

9. BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended September 30, 2025, the Funds did not borrow under the credit agreement.

10. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Series E structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

As short-term interest rates rise, Series E’s investments in the TOB Trusts may adversely affect Series E’s net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect Series E’s NAV per share.

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Notes to Financial Statements (unaudited) (continued)

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect Series E’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and Series E, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Certain obligations held by Series V have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. Series V monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact certain Funds’ performance.

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Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25

Fund Name	Shares	Amount	Shares	Amount
Series A
Shares sold	64,361,848	$613,211,300	116,237,200	$1,102,556,386
Shares redeemed	(4,419,886)	(42,004,905)	(6,083,528)	(57,656,542)

	59,941,962	$571,206,395	110,153,672	$1,044,899,844

Series C
Shares sold	6,247,425	$56,218,173	15,119,297	$136,660,107
Shares redeemed	(4,398,406)	(39,235,442)	(13,011,949)	(117,901,647)

	1,849,019	$16,982,731	2,107,348	$18,758,460

Series E
Shares sold	12,244,985	$120,729,751	23,591,648	$243,253,866
Shares redeemed	(14,802,133)	(145,600,324)	(12,490,902)	(128,482,475)

	(2,557,148)	$(24,870,573)	11,100,746	$114,771,391

Series M
Shares sold	21,719,306	$182,148,772	45,422,514	$378,619,609
Shares redeemed	(12,240,356)	(102,242,073)	(29,603,877)	(246,388,626)

	9,478,950	$79,906,699	15,818,637	$132,230,983

Series P
Shares sold	18,784	$199,771	1,757,282	$18,365,781
Shares redeemed	(54,761)	(573,235)	(1,963,547)	(20,354,835)

	(35,977)	$(373,464)	(206,265)	$(1,989,054)

Series S
Shares sold	6,447,390	$59,637,869	10,569,864	$96,923,210
Shares redeemed	(4,778,816)	(44,195,529)	(14,144,637)	(129,707,003)

	1,668,574	$15,442,340	(3,574,773)	$(32,783,793)

Series V
Shares sold	5,701,426	$56,957,244	16,534,949	$165,219,269
Shares redeemed	(6,283,750)	(62,774,663)	(15,773,651)	(157,622,670)

	(582,324)	$(5,817,419)	761,298	$7,596,599

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Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit blackrock.com for more information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor(a)

BlackRock International Limited

Edinburgh, EH3 8BL, United Kingdom

Accounting Agent, Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

(a)	Excludes BATS: Series E Portfolio and BATS: Series V Portfolio

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series E Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio, BATS: Series S Portfolio and BATS: Series V Portfolio1 (collectively, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) a discussion of fall-out benefits to BlackRock and its affiliates; (b) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (c) a review of non-management fees; (d) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

1 Effective October 1, 2025, BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series E Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio, BATS: Series S Portfolio and BATS: Series V Portfolio are renamed BATS: Securitized Total Return Series, BATS: Corporate Credit Total Return Series, BATS: High Income Municipal Series, BATS: Mortgage Total Return Series, BATS: Interest Rate Hedge Series, BATS: Short Duration Taxable Total Return Series and BATS: Short Term Municipal Income Series, respectively.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisor with respect to BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the pertinent Fund and its shareholders.

B. The Investment Performance of each Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that the Funds are investments that are available solely to separately managed accounts or institutional clients, primarily to complement their existing BlackRock fixed-income portfolios. Given the resulting comparability issues to peer funds, rather than a comparison to peers, the Board reviewed other performance criteria for the Funds.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that BlackRock does not charge each Fund an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to an affiliate of BlackRock or their managed account program sponsor. The Board also noted that BlackRock and the Board have contractually agreed to waive all fees and pay or reimburse all direct expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense and acquired fund fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	127

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

BAN	Bond Anticipation Notes

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

COL	Collateralized

DAC	Designated Activity Co.

EDA	Economic Development Authority

EDC	Economic Development Corp.

EURIBOR	Euro Interbank Offered Rate

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	Guaranteed

HDA	Housing Development Authority

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

IDC	Industrial Development Corp.

IO	Interest Only

ISD	Independent School District

LIQ	Liquidity Agreement

LOC	Letter of Credit

LP	Limited Partnership

OTC	Over-the-Counter

RB	Revenue Bonds

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SBPA	Stand-By Bond Purchase Agreements

SOFR	Secured Overnight Financing Rate

TA	Tax Allocation

TBA	To-be-Announced

TECP	Tax-Exempt Commercial Paper

VRDN	Variable Rate Demand Note

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies - See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: November 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: November 21, 2025

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